Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	NTT
Entity Registrant Name	NIPPON TELEGRAPH & TELEPHONE CORP
Entity Central Index Key	0000769594
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,185,374,632

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 7)	¥ 961,433	¥ 1,020,143
Short-term investments (Note 7)	53,753	306,921
Notes and accounts receivable, trade (Note 3)	2,428,099	2,287,986
Allowance for doubtful accounts (Note 21)	(44,961)	(48,356)
Accounts receivable, other	357,255	277,277
Inventories (Note 5)	350,721	329,373
Prepaid expenses and other current assets (Note 20)	338,794	315,566
Deferred income taxes (Note 11)	224,194	223,021
Total current assets	4,669,288	4,711,931
Property, plant and equipment (Notes 2 and 16):
Telecommunications equipment	13,432,047	14,425,252
Telecommunications service lines	15,143,239	14,830,873
Buildings and structures	5,993,215	5,915,743
Machinery, vessels and tools	1,868,972	1,820,648
Land	1,139,636	1,133,077
Construction in progress	334,326	363,201
Property, plant and equipment, gross, total	37,911,435	38,488,794
Accumulated depreciation	(28,134,748)	(28,682,438)
Net property, plant and equipment	9,776,687	9,806,356
Investments and other assets (Note 2):
Investments in affiliated companies (Note 6)	411,371	543,273
Marketable securities and other investments (Note 7)	660,823	295,254
Goodwill (Notes 8 and 23)	824,216	771,420
Software (Note 8)	1,340,682	1,344,356
Other intangibles assets (Notes 8 and 23)	278,272	263,964
Other assets (Notes 10 and 20)	997,989	863,852
Deferred income taxes (Note 11)	694,361	789,293
Total investments and other assets	5,207,714	4,871,412
Total assets	19,653,689	19,389,699
Current liabilities (Note 2):
Short-term borrowings (Note 9)	77,455	83,507
Current portion of long-term debt (Notes 9 and 20)	703,304	656,963
Accounts payable, trade (Note 3)	1,436,643	1,482,594
Current portion of obligations under capital leases (Note 16)	16,368	18,709
Accrued payroll	437,609	476,442
Accrued interest	8,971	9,832
Accrued taxes on income	228,736	198,281
Accrued consumption tax	54,667	46,255
Advances received	183,723	189,007
Other (Notes 11 and 20)	351,913	332,663
Total current liabilities	3,499,389	3,494,253
Long-term liabilities (Note 2):
Long-term debt (excluding current portion)(Notes 9 and 20)	3,234,631	3,509,820
Obligations under capital leases (excluding current portion) (Note 16)	36,254	36,919
Liability for employees' retirement benefits (Note 10)	1,505,571	1,534,885
Accrued liabilities for point programs	156,233	187,432
Deferred income taxes (Note 11)	198,824	169,591
Other (Note 20)	396,162	409,070
Total long-term liabilities	5,527,675	5,847,717
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value- Authorized-6,192,920,900 shares in 2012 and 2013 Issued-1,323,197,235 shares in 2012 and 2013	937,950	937,950
Additional paid-in capital (Note 18)	2,827,612	2,832,165
Retained earnings (Notes 6 and 13)	5,229,407	4,888,746
Accumulated other comprehensive income (loss) (Notes 7, 10, 13 and 20)	(107,476)	(357,843)
Treasury stock, at cost (Note 13)- 99,431,812 shares in 2012 and 137,822,603 shares in 2013	(568,459)	(418,431)
Total NTT shareholders' equity	8,319,034	7,882,587
Noncontrolling interests	2,307,591	2,165,142
Total equity	10,626,625	10,047,729
Commitments and contingent liabilities (Note 22)
Total liabilities and equity	¥ 19,653,689	¥ 19,389,699

Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012
Common stock, no par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, issued	1,323,197,235	1,323,197,235
Treasury stock, shares	137,822,603	99,431,812

Consolidated Statements of Income (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating revenues (Note 3):
Fixed voice related services	¥ 1,769,416	¥ 1,949,557	¥ 2,180,778
Mobile voice related services	1,701,070	1,870,064	2,021,579
IP / packet communications services	3,779,284	3,602,541	3,341,112
Sale of telecommunication equipment	844,883	580,900	565,874
System integration	1,824,617	1,776,941	1,382,195
Other	781,470	727,359	813,465
Operating revenues, Total	10,700,740	10,507,362	10,305,003
Operating expenses (Notes 3, 15 and 17):
Cost of services (excluding items shown separately below)	2,461,393	2,379,388	2,458,029
Cost of equipment sold (Note 2) (excluding items shown separately below)	864,251	787,681	760,832
Cost of system integration (excluding items shown separately below)	1,244,538	1,209,870	915,018
Depreciation and amortization (Note 8)	1,899,245	1,910,698	1,962,534
Impairment losses	5,416	9,555	1,094
Selling, general and administrative expenses (Notes 17 and 23)	2,992,588	2,981,734	2,989,814
Goodwill and other intangible asset impairments (Note 8)	31,341	5,470	2,773
Operating expenses, Total	9,498,772	9,284,396	9,090,094
Operating income	1,201,968	1,222,966	1,214,909
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(54,339)	(56,326)	(55,267)
Interest income	17,638	19,298	21,600
Other, net (Notes 19 and 20)	35,832	53,392	(5,445)
Nonoperating income (expense), Total	(869)	16,364	(39,112)
Income before income taxes and equity in earnings (losses) of affiliated companies	1,201,099	1,239,330	1,175,797
Income tax expense (benefit) (Note 11):
Current	461,496	451,222	448,813
Deferred	19,733	136,571	26,779
Income tax expense (benefit), Total	481,229	587,793	475,592
Income before equity in earnings (losses) of affiliated companies	719,870	651,537	700,205
Equity in earnings (losses) of affiliated companies (Notes 6 and 15)	(10,131)	(2,986)	1,670
Net income	709,739	648,551	701,875
Less-Net income attributable to noncontrolling interests	185,668	180,850	192,246
Net income attributable to NTT	¥ 524,071	¥ 467,701	¥ 509,629
Per share of common stock:
Weighted average number of shares outstanding (shares)	1,211,880,769	1,275,519,400	1,323,173,389
Net income attributable to NTT (yen)	¥ 432.44	¥ 366.67	¥ 385.16
Cash dividends to be paid to shareholders of record date (yen)	¥ 160	¥ 140	¥ 120

Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 709,739	¥ 648,551	¥ 701,875
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on securities	146,849	8,238	(6,291)
Unrealized gain (loss) on derivative instruments	(4,756)	(2,231)	(1,533)
Foreign currency translation adjustments	114,739	(69,369)	(44,116)
Pension liability adjustments	36,458	(8,542)	(80,503)
Total other comprehensive income (loss)	293,290	(71,904)	(132,443)
Total comprehensive income (loss)	1,003,029	576,647	569,432
Less-Comprehensive income attributable to noncontrolling interests	228,591	163,081	173,905
Total comprehensive income (loss) attributable to NTT	¥ 774,438	¥ 413,566	¥ 395,527

Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional Paid-In Capital (Note 18)	Retained earnings (Notes 6 and 13)	Accumulated comprehensive income (loss) (Notes 7, 10, 13 and 20)	Treasury stock, at cost (Note 13)	Total	Noncontrolling interests
At beginning of year at Mar. 31, 2010	¥ 9,770,879	¥ 937,950	¥ 2,838,927	¥ 5,406,726	¥ (189,606)	¥ (1,205,844)	¥ 7,788,153	¥ 1,982,726
Comprehensive income (loss):
Net income	701,875			509,629			509,629	192,246
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(6,291)				(4,155)		(4,155)	(2,136)
Unrealized gain (loss) on derivative instruments	(1,533)				(1,643)		(1,643)	110
Foreign currency translation adjustments	(44,116)				(32,770)		(32,770)	(11,346)
Pension liability adjustments	(80,503)				(75,534)		(75,534)	(4,969)
Total other comprehensive income (loss)	(132,443)						(114,102)	(18,341)
Total comprehensive income (loss)	569,432						395,527	173,905
Cash dividends	(244,846)			(158,783)			(158,783)	(86,063)
Changes in NTT's ownership interest in subsidiaries	(14,299)		(3,929)				(3,929)	(10,370)
Acquisition of treasury stock	(417)					(417)	(417)
Resale of treasury stock	183		(53)			236	183
Cancellation of treasury stock	(602,892)		(916)	(601,976)		602,892
At end of year at Mar. 31, 2011	10,080,932	937,950	2,834,029	5,155,596	(303,708)	(603,133)	8,020,734	2,060,198
Comprehensive income (loss):
Net income	648,551			467,701			467,701	180,850
Other comprehensive income (loss):
Unrealized gain (loss) on securities	8,238				6,626		6,626	1,612
Unrealized gain (loss) on derivative instruments	(2,231)				(935)		(935)	(1,296)
Foreign currency translation adjustments	(69,369)				(54,924)		(54,924)	(14,445)
Pension liability adjustments	(8,542)				(4,902)		(4,902)	(3,640)
Total other comprehensive income (loss)	(71,904)						(54,135)	(17,769)
Total comprehensive income (loss)	576,647						413,566	163,081
Cash dividends	(255,420)			(167,980)			(167,980)	(87,440)
Changes in NTT's ownership interest in subsidiaries	27,439		(1,864)				(1,864)	29,303
Acquisition of treasury stock	(381,978)					(381,978)	(381,978)
Resale of treasury stock	109			(20)		129	109
Cancellation of treasury stock	(566,551)			(566,551)		566,551
At end of year at Mar. 31, 2012	10,047,729	937,950	2,832,165	4,888,746	(357,843)	(418,431)	7,882,587	2,165,142
Comprehensive income (loss):
Net income	709,739			524,071			524,071	185,668
Other comprehensive income (loss):
Unrealized gain (loss) on securities	146,849				118,689		118,689	28,160
Unrealized gain (loss) on derivative instruments	(4,756)				(687)		(687)	(4,069)
Foreign currency translation adjustments	114,739				92,840		92,840	21,899
Pension liability adjustments	36,458				39,525		39,525	(3,067)
Total other comprehensive income (loss)	293,290						250,367	42,923
Total comprehensive income (loss)	1,003,029						774,438	228,591
Cash dividends	(275,417)			(183,405)			(183,405)	(92,012)
Changes in NTT's ownership interest in subsidiaries	1,317		(4,553)				(4,553)	5,870
Acquisition of treasury stock	(150,066)					(150,066)	(150,066)
Resale of treasury stock	33			(5)		38	33
Cancellation of treasury stock				(566,551)
At end of year at Mar. 31, 2013	¥ 10,626,625	¥ 937,950	¥ 2,827,612	¥ 5,229,407	¥ (107,476)	¥ (568,459)	¥ 8,319,034	¥ 2,307,591

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 709,739	¥ 648,551	¥ 701,875
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization (Note 8)	1,899,245	1,910,698	1,962,534
Impairment losses	5,416	9,555	1,094
Deferred taxes (Note 11)	19,733	136,571	26,779
Goodwill and other intangible asset impairments (Note 8)	31,341	5,470	2,773
Loss on disposal of property, plant and equipment	106,215	85,452	104,730
Gains on sales of property, plant and equipment	(18,469)	(31,083)	(4,716)
Equity in (earnings) losses of affiliated companies (Note 6)	10,131	2,986	(1,670)
(Increase) decrease in notes and accounts receivable, trade	(119,381)	(175,606)	24,299
(Increase) decrease in inventories (Note 5)	(2,139)	(13,353)	(11,745)
(Increase) decrease in other current assets	(90,565)	(9,877)	(53,605)
Increase (decrease) in accounts payable, trade and accrued payroll	(81,297)	23,499	(28,533)
Increase (decrease) in accrued consumption tax	7,236	7,975	512
Increase (decrease) in accrued interest	(1,089)	(973)	841
Increase (decrease) in advances received	(9,770)	(17,330)	26,392
Increase (decrease) in accrued taxes on income	28,449	(10,883)	(56,536)
Increase (decrease) in other current liabilities	4,489	17,873	(12,355)
Increase (decrease) in liability for employees' retirement benefits	26,476	(19,382)	(32,312)
Increase (decrease) in other long-term liabilities	(50,234)	(36,923)	68,856
Other	(21,844)	(24,921)	111,659
Net cash provided by operating activities	2,453,682	2,508,299	2,830,872
Cash flows from investing activities:
Payments for property, plant and equipment	(1,538,115)	(1,395,087)	(1,410,827)
Payments for acquisitions of intangible assets	(446,588)	(458,176)	(484,159)
Proceeds from sales of property, plant and equipment	38,929	64,789	13,445
Payments for purchases of non-current investments	(35,309)	(59,400)	(43,017)
Proceeds from sales and redemptions of non-current investments	19,812	14,756	23,921
Acquisitions of subsidiaries, net of cash acquired	(38,490)	(47,632)	(382,780)
Payments for purchases of short-term investments	(682,359)	(1,181,657)	(768,594)
Proceeds from redemptions of short-term investments	936,211	1,048,024	988,780
Other	(30,344)	43,137	11,019
Net cash used in investing activities	(1,776,253)	(1,971,246)	(2,052,212)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	402,271	680,055	801,185
Payments for settlement of long-term debt (Note 9)	(675,295)	(719,232)	(782,512)
Proceeds from issuance of short-term debt (Note 9)	3,015,099	1,261,125	2,554,569
Payments for settlement of short-term debt (Note 9)	(3,029,279)	(1,520,909)	(2,524,709)
Dividends paid	(183,405)	(167,980)	(158,783)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 13)	(150,033)	(381,869)	(234)
Acquisition of treasury stock by subsidiary (Note 18)	(15,558)	(2,914)	(30,092)
Other	(108,981)	(96,334)	(109,002)
Net cash used in financing activities	(745,181)	(948,058)	(249,578)
Effect of exchange rate changes on cash and cash equivalents	9,042	(4,010)	(4,986)
Net increase (decrease) in cash and cash equivalents	(58,710)	(415,015)	524,096
Cash and cash equivalents at beginning of year	1,020,143	1,435,158	911,062
Cash and cash equivalents at end of year (Note 4)	961,433	1,020,143	1,435,158
Cash paid during the year for:
Interest	55,200	58,683	54,483
Income taxes, net	433,344	449,405	519,205
Noncash investing and financing activities:
Capital lease obligations incurred during the year	24,022	20,299	21,969
Cancellation of treasury stock (Note 13)		¥ 566,551	¥ 602,892

Nature of operations	12 Months Ended
Mar. 31, 2013
Nature of operations

1.    Nature of operations:

Nippon Telegraph and Telephone Corporation (“NTT”) and its subsidiaries (collectively with NTT, “NTT Group”) conduct the following main business activities: regional communications (domestic intra-prefectural communication services and incidental services), principally operated by Nippon Telegraph and Telephone East Corporation (“NTT East”) and Nippon Telegraph and Telephone West Corporation (“NTT West”); long-distance and international communications (domestic inter-prefectural communication services, international communication services, solution services and related services), principally operated by NTT Communications Corporation (“NTT Communications”); mobile communications (mobile phone services and related services), principally operated by NTT DOCOMO, Inc. (“NTT DOCOMO”); and data communications (system integration, network system services, etc.), principally operated by NTT DATA CORPORATION (“NTT DATA”). NTT’s mobile communications business terminated mova services on March 31, 2012.

Pursuant to the Nippon Telegraph and Telephone Corporation Act (“NTT Law”), NTT was incorporated on April 1, 1985, upon which all the assets and liabilities of Nippon Telegraph and Telephone Public Corporation (“Public Corporation”) were transferred to NTT. As provided for in the supplementary provisions of the NTT Law, all the new shares held by Public Corporation were transferred to the Japanese Government upon the dissolution of Public Corporation on April 1, 1985. The NTT Law specifies, however, that such government ownership may eventually be reduced to one-third. Since NTT’s incorporation, the Japanese Government has sold NTT’s common stock to the public. As a normal part of its business operations, NTT provides various telecommunications and other services to the Japanese Government.

In December 2000, NTT issued new shares in a public offering. These shares are not included in the total number of issued shares when calculating the percentage of Government-owned shares by special provisions regarding the method for calculating the total number of issued shares of NTT (NTT Law, Supplementary Provisions, Article 13). The total number of Government-owned shares includes shares which are unregistered because of a failure in the transfer of title and such shares are therefore not actually owned by the Government. These shares are nominally owned by the Government but excluded from the total number of shares owned by the Government when calculating the percentage of Government-owned shares. The Japanese Government’s ownership ratio of NTT’s issued stock was 32.6% as of March 31, 2013. However, taking these conditions into account, the percentage of Government-owned shares is 33.3%.

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies

2.    Summary of significant accounting policies:

The accompanying consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America.

Significant accounting policies are as follows:

(1)	Application of New Accounting Standards

Presentation of Comprehensive Income

Effective April 1, 2012, NTT Group adopted Accounting Standards Update (“ASU”) 2011-05 “Presentation of Comprehensive Income.” This ASU requires comprehensive income to be reported in either a single continuous statement or in two separate but consecutive statements reporting net income and other comprehensive income. In adopting the ASU, NTT Group implemented the two statement approach which has been applied retrospectively for all periods presented.

(2)	Principal Accounting Policies

Basis of consolidation and accounting for investments in affiliated companies—

The consolidated financial statements include the accounts of NTT, its subsidiaries, and variable interest entities (“VIEs”). All significant intercompany transactions and accounts are eliminated in consolidation.

The fiscal years of certain foreign subsidiaries end on December 31, however any significant subsequent transactions for the period from January 1 to March 31 are reflected in the results of operations of NTT Group.

Investments in affiliated companies where NTT Group has the ability to exercise significant influence over the affiliated companies, but does not have a controlling financial interest, are accounted for under the equity method. NTT evaluates its investments in affiliates for impairment due to declines in value considered to be other than temporary. In performing its evaluations, NTT utilizes various information, as available, including cash flow projections, independent valuations and, if applicable, stock price analysis. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss and a new cost basis in the investment is established.

Use of estimates—

The preparation of NTT’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include revenue recognition, estimated useful lives and recovery of the carrying amount of property, plant and equipment, software and certain other intangible assets, goodwill, investments, employees’ retirement benefit obligations, income tax uncertainties and realizability of deferred tax assets and accrued liabilities for point programs.

Revenue recognition—

Revenues arising from fixed voice related services, mobile voice related services, IP/packet communications services and other services are recognized at the time these services are provided to customers. With regard to revenues from mobile voice related services and IP/packet communications services, monthly billing plans for cellular (FOMA (3G wireless services) and mova (2G wireless services, which were terminated on March 31, 2012)) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. NTT Group introduced a billing arrangement, called “Nikagetsu Kurikoshi” (two-month carry over), in which the unused allowances are automatically carried over up to the following two months. In addition, NTT Group then introduced an arrangement which enables the unused allowances that were carried over for two months to be automatically used to cover the airtime and/or packet fees exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families with between two and ten subscriptions. Out of the unused allowance in a month, NTT Group defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, NTT Group recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are deferred only to the extent of the non-recurring upfront fee amount and are amortized over the same period.

Revenues for expected future usage of telephone cards issued by NTT Group are deferred and are recognized as revenue as of the time they are actually used. The amount of the expected future usage is estimated based on past records of use and experience.

Sales of telecommunication equipment are recognized as income upon delivery of the equipment to purchasers, primarily agent resellers, when title to the product, and the risk and rewards of ownership, have been substantially transferred. Certain commissions paid to purchasers, primarily agent resellers, are recognized as a reduction of sales of telecommunication equipment.

With regard to sales of telecommunication equipment in the mobile communications business, NTT Group enables subscribers to select installment payments over a period of 12 or 24 months. When installment payments are selected, under an agreement entered into among NTT Group, the subscribers and the agent resellers, NTT Group provides financing by providing funds to the agent reseller for the purchase of mobile handsets by the subscriber. NTT Group then includes the current installment for the receivable for the purchased handset in its invoices for basic monthly charges and airtime charges for the installment payment term. Because equipment sales are recognized upon delivery of handsets to agent resellers, the advance payment for the purchased handset to agent resellers and subsequent cash collection of the installment receivable for the purchased handset from subscribers do not have an impact on our equipment sales.

Revenues from system integration services are recognized as work on contracts progress. However, in cases where the contract period is short and the difference in the impact on the financial position and/or results of operations is immaterial, or in cases where it is difficult to make a reasonable estimate on the progress of the contracted work, revenues are recognized upon completion of the contracted services.

Provision for estimated losses on system integration projects, if any, is made in the fiscal period in which the loss becomes evident.

Cash and cash equivalents, short-term investments—

Excess cash is mainly invested in time deposits, marketable bonds of the Japanese Government or commercial paper. Those with original maturities of three months or less are classified as “Cash and cash equivalents” in the consolidated balance sheets. Those with original maturities of longer than three months and remaining maturities of 12 months or less at the end of the fiscal year are classified as “Short-term investments” in the consolidated balance sheets.

Foreign currency translation and transactions—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end exchange rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of transactions. The resulting translation adjustments are recognized as a component of accumulated other comprehensive income (loss).

Foreign currency receivables and payables are re-measured at appropriate year-end exchange rates and the resulting foreign currency transaction gains or losses are recorded as “Other, net” in the consolidated statements of income.

NTT Group transacts limited business in foreign currencies. The effect of exchange rate fluctuations from the initial transaction date to the settlement date is recorded as “Other, net” in the consolidated statements of income.

Marketable securities and other investments—

Unrealized gains and losses on available-for-sale securities, whose fair values are readily determinable, are reported as a component of accumulated other comprehensive income (loss), net of taxes. Equity securities whose fair values are not readily determinable and equity securities for which sales are restricted by contractual requirements are carried at cost. NTT Group periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates there is an impairment that is other than temporary, the security is written down to its estimated fair value. Debt securities designated as held-to-maturity are carried at amortized cost and are reduced to net realizable value for declines in market value unless such declines are deemed to be temporary. Realized gains and losses, which are determined on the average cost method, are reflected in income.

Inventories—

Inventories consist of telecommunications equipment to be sold, projects in progress, materials and supplies, which are stated at the lower of cost or market. The cost of telecommunications equipment to be sold and materials is determined on a first-in first-out basis. The cost of projects in progress is mainly attributable to that of software production for customers or that of construction of real estate held for resale, including labor and subcontractors’ cost base. The cost of supplies is determined by the average cost method or by the specific identification method. Due to the rapid technological changes associated with the wireless communications business, NTT DOCOMO recognized losses on write-downs and disposals of obsolete handsets during the fiscal years ended March 31, 2011, 2012 and 2013 totaling ¥9,821 million, ¥14,651 million and ¥12,662 million, respectively, which are included in “Cost of equipment sold” in the consolidated statements of income.

Property, plant and equipment and depreciation—

Property, plant and equipment are stated at cost. Depreciation is computed principally using a declining-balance method at rates based on estimated useful lives of the assets with the exception of buildings for which the straight-line method is generally used. With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Depreciation expense is computed based on the total depreciable amount, which is cost, net of estimated residual value. Maintenance and repairs, including minor renewals and betterments, are charged to income as incurred.

Capitalized interest—

Interest is capitalized where it relates to the construction of property, plant and equipment over the period of construction. NTT Group also capitalizes interest associated with the development of internal-use software. NTT Group amortizes such capitalized interest over the estimated useful lives of the related assets. Total interest costs incurred were ¥58,826 million, ¥59,913 million and ¥58,267 million, of which ¥3,559 million, ¥3,587 million and ¥3,928 million were capitalized for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Impairment of long-lived assets—

Long-lived assets to be held and used, including property, plant and equipment, software and certain other intangible assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying amount of the asset, the loss recognized is the amount by which the carrying amount of the asset exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary. Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell. NTT Group considered the Great East Japan Earthquake as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on property, plant and equipment in relation thereto.

Goodwill, Software and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and recognized. Goodwill is not amortized, but tested for impairment at least annually and more frequently when indicators of impairment are present. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for that reporting unit and NTT Group must perform the second step of the impairment test (measurement). Fair values of the reporting units are determined using a discounted cash flow analysis, among other methods. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying amount, the second step does not need to be performed.

In September 2011, the FASB issued ASU 2011-08 “Testing Goodwill for Impairment.” This ASU permits an entity to make a qualitative assessment before applying the two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. NTT group adopted this guidance in 2012.

NTT Group considered the Great East Japan Earthquake, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on goodwill in relation thereto.

Intangible assets other than goodwill primarily consist of computer software. NTT Group capitalizes the cost of internal-use software, which has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized computer software costs are amortized on a straight-line basis over a period of generally five years.

The intangible assets with indefinite lives are not amortized, but tested for impairment on an annual basis and when indicators of impairment are present.

Income taxes—

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and the tax bases of assets or liabilities and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates, which are expected to be applicable during the periods in which existing temporary differences reverse and loss carryforwards are utilizable. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Details of such effects are described in note 11.

A valuation allowance is recognized to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The effect of income tax positions are recognized only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Derivative financial instruments—

NTT Group uses several types of derivative financial instruments to manage foreign currency exchange rate and interest rate risks. NTT Group does not use derivative instruments for trading or speculative purposes.

All derivatives are recognized as either assets or liabilities in the balance sheet at fair value and are reported in “Prepaid expenses and other current assets,” “Other assets,” “Current liabilities—Other” and “Long-term liabilities—Other” in the consolidated balance sheets. Classification of each derivative as current or non-current is based upon whether the maturity of each instrument is less than or greater than 12 months. Changes in fair value of derivative financial instruments are either recognized in income or shareholders’ equity (as a component of accumulated other comprehensive income (loss)), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.

The fair values of forward exchange contracts, interest rate swap agreements, and currency swap agreements are measured by inputs derived principally from observable market data provided by financial institutions.

For derivatives classified as fair value hedges, changes in the fair value of derivatives designated and effective as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.

For derivatives classified as cash flow hedges, changes in the fair value of derivatives designated and effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings.

From time to time, however, NTT Group may enter into derivatives that economically hedge certain of its risks, even though hedge accounting does not apply. In these cases, changes in the fair values of these derivatives are recognized in current period earnings.

NTT Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedging transactions. This process includes linking all derivatives that are designated as fair value or cash flow hedges to (1) specific assets or liabilities on the balance sheet or (2) specific firm commitments or forecasted transactions. NTT Group also assesses (both at the hedge’s inception and on an ongoing basis at least quarterly) whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not highly effective as a hedge, NTT Group discontinues hedge accounting. The amounts representing hedges’ ineffectiveness and the component of derivative instruments’ gain or loss excluded from the assessment of hedge effectiveness are reported as “Other, net” in the consolidated statements of income.

Cash flows from financial instruments accounted for as hedges are classified in the consolidated statements of cash flows under the same category as the items being hedged.

Earnings per share—

Basic earnings per share (“EPS”) is computed based on the average number of shares outstanding during the year and is appropriately adjusted for any free distribution of common stock. Diluted EPS assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock. Since NTT did not issue dilutive securities, there is no difference between basic EPS and diluted EPS.

Variable Interest Entities—

NTT consolidates VIEs if NTT has both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

VIEs with assets totaling approximately ¥223 billion and ¥221 billion as of March 31, 2012 and 2013, respectively, which were established to develop and lease real estate for rental, and VIEs with assets totaling approximately ¥2 billion and ¥2 billion as of March 31, 2012 and 2013, respectively, which were established to lease software, for the purpose of securitization of mainly real estate and software, have been recognized and consolidated as VIEs in which NTT Group is the primary beneficiary.

Assets and liabilities of VIEs established to develop and lease real estate and to lease software at March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	2012
	Develop and lease real estate(*1,2)	Lease software
	Millions of yen
Current assets	¥15,644	¥16
Property, plant and equipment	201,735	2,463
Investments and other assets	5,935	2
Current liabilities	3,411	129
Long-term liabilities	121,321	874

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,825 million and “Long-term debt (excluding current portion)” totaling ¥87,338 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” above are secured by the Company’s land and buildings totaling ¥250,824 million.

	2013
	Develop and lease real estate(*1,2)	Lease software
	Millions of yen
Current assets	¥20,477	¥17
Property, plant and equipment	198,255	2,277
Investments and other assets	2,197	1
Current liabilities	64,243	883
Long-term liabilities	54,751	—

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥62,257 million and “Long-term debt” totaling ¥20,701 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the Company’s land and buildings totaling ¥247,114 million.

There is no VIE in which NTT Group holds a significant variable interest but is not the primary beneficiary as of March 31, 2013.

Asset Retirement Obligations—

NTT Group’s legal obligations associated with the retirement of tangible long-lived assets are recorded as liabilities, measured at fair value, when those obligations are incurred if a reasonable estimate of fair value can be made. Upon initially recognizing liabilities for asset retirement obligations, an entity must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived assets.

NTT Group’s asset retirement obligations primarily relate to obligations to restore leased land and buildings for NTT Group’s telecommunications equipment to their original condition. NTT’s estimates of the fair value of these liabilities and has concluded that the amount is immaterial.

Employees’ retirement benefits—

NTT recognizes the funded status of its benefit plan, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income (loss) during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are currently accrued. Prior service cost and net actuarial loss in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets, both of which are included in “Accumulated other comprehensive income (loss),” are amortized over the expected average remaining service period of employees on a straight-line basis.

Accrued liabilities for point programs—

NTT Group grants “points” to customers based on the usage of mobile, FLET’S Hikari and other services, which provide benefits, including discounts on merchandise, and records “Accrued liabilities for point programs” relating to the points that customers earn.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the significant of which are the sales of telecommunications equipment, the purchases of terminal equipment and materials and the receipt of certain services.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2013 and the related balances at March 31, 2012 and 2013 were as follows:

	2011	2012	2013
	Millions of yen
Operating revenues	¥23,145	¥25,788	¥26,001

Operating expenses	¥105,682	¥104,435	¥105,295

Receivables		¥14,225	¥17,257

Payables		¥83,559	¥89,623

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥18,527 million, ¥17,839 million and ¥16,924 million, respectively.

Cash and cash equivalents	12 Months Ended
Mar. 31, 2013
Cash and cash equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Cash	¥672,018	¥518,555
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	210,972	69,989
Time deposits, certificates of deposit and other	137,153	372,889

Total	¥1,020,143	¥961,433

Commercial Paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell and other deposits are stated at amounts that approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

5.    Inventories:

Inventories at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Telecommunications equipment to be sold and materials	¥160,482	¥179,499
Projects in progress	101,052	86,382
Supplies	67,839	84,840

Total	¥329,373	¥350,721

Investments in affiliated companies	12 Months Ended
Mar. 31, 2013
Investments in affiliated companies

6.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunications operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT’s outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008. Furthermore, NTT DOCOMO acquired an additional common equity interest for ¥19,519 million in November, 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease NTT Group’s interest in PLDT. As a result, NTT Group held approximately 20% of PLDT’s outstanding common shares.

In June 2011, the Supreme Court of the Philippines promulgated a decision, in which the Court held that non-voting preferred shares should not be included in the computation of the Filipino-alien equity requirement of public utilities companies. This tentative decision was upheld and finalized in October 2012. In the Philippines, there is a restriction on a foreign ownership which limits foreign ownership to 40%. This Supreme Court decision increased the foreign ownership percentage of PLDT in excess of 40% limit.

In October 2012, PLDT issued additional voting preferred stocks in order to dilute the foreign ownership interest in PLDT to less than the 40% limit and as a result, NTT Group’s voting interest in PLDT decreased to approximately 12% from 20%. At this time, the guidelines of foreign ownership requirements were not clearly finalized yet, and therefore there was uncertainty about the foreign ownership requirements.

As a result, NTT Group determined it no longer has the ability to exercise significant influence over PLDT during the three-month period ended December 31, 2012 and discontinued the application of the equity method of accounting for the investment in PLDT and also reclassified the investment in PLDT from “Investments in affiliates” to “Marketable securities and other investments” as available-for-sale securities. Information regarding “Marketable securities and other investments” is disclosed in note7.

In May 2013, the Securities and Exchange Commission in the Philippines announced the memorandum to clarify the guideline of foreign ownership requirements. Accordingly, NTT Group has comprehensively reviewed the facts such as approximately 12% of the voting interest of PLDT, the board representation, and other circumstances, and NTT Group will reinstate accounting for its investment in PLDT using the equity method beginning April 1, 2013. NTT Group’s consolidated financial statements for the year ended March 31, 2013 have not been adjusted because the impact to retrospectively apply the equity method of accounting for the investment in PLDT for the three-month period ended March 31, 2013 is not material to these annual consolidated financial statements.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited (“TTSL”) and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance, and accounted for the investment by applying the equity method. NTT Group determined fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for NTT Group’s share of identifiable intangible assets and embedded goodwill of its investment in equity in TTSL. During the fiscal year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in earnings (losses) of affiliated companies. As a result, “Equity in earnings (losses) of affiliated companies” in the consolidated statement of income for the fiscal year ended March 31, 2010 decreased by ¥2,788 million and “Investments in affiliated companies” in consolidated balance sheets as of March 31, 2010 decreased by ¥4,710 million.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL decided to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, NTT Group’s interest in TTSL slightly increased to approximately 27%.

In the fiscal year ended March 31, 2013, the decrease in the value of TTSL was determined to be other than temporary, and an impairment loss of ¥6,813 million before taxes was recognized.

Impairment—

NTT Group reviews factors such as the financial condition and near-term prospects of its affiliates on a regular basis in order to determine if any decline in investment values was other than temporary.

As a result of this review and evaluation, NTT Group determined that there were other-than-temporary declines in values of certain investments including TTSL and recorded impairment charges aggregating ¥16,636 million, net of deferred income taxes of ¥9,277 million, for the fiscal year ended March 31, 2013. The impairment loss is recorded in the consolidated statements of income under “Equity in earnings (losses) of affiliated companies.”

NTT’s shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥61,016 million, ¥68,779 million and ¥62,695 million as of March 31, 2011, 2012 and 2013, respectively.

NTT’s total investment in its affiliated publicly-held companies at March 31, 2012 and 2013 were ¥128,821 million and ¥10,490 million, respectively, and based on quoted market prices at that date, the related market values were ¥247,718 million and ¥40,093 million, respectively.

The total carrying amounts of NTT’s investments in affiliates in the consolidated balance sheets at March 31, 2012 and 2013 were greater by ¥313,088 million and by ¥159,949 million than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees, respectively. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

Marketable securities and other investments	12 Months Ended
Mar. 31, 2013
Marketable securities and other investments

7.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥133,440	¥59,965	¥12,638	¥180,767
Debt securities	44,757	621	793	44,585
Held-to-maturity:
Commercial paper*	259,953	—	—	259,953
Other debt securities	4,604	11	2	4,613

Total	¥442,754	¥60,597	¥13,433	¥489,918

*	Commercial paper are considered “Cash and cash equivalents” totaling ¥199,979 million and “Short-term investments” totaling ¥59,974 million.

	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥268,551	¥266,993	¥1,863	¥533,681
Debt securities	47,721	1,256	481	48,496
Held-to-maturity:
Commercial paper*	69,989	—	—	69,989
Other debt securities	4,662	33	—	4,695

Total	¥390,923	¥268,282	¥2,344	¥656,861

*	Commercial paper are considered “Cash and cash equivalents” totaling ¥69,989 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥43,049	¥11,481	¥3,382	¥1,157
Debt securities	983	320	4,612	473
Held-to-maturity:
Debt securities	198	2	—	—

	March 31, 2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥4,524	¥1,162	¥2,440	¥701
Debt securities	4,852	231	865	250
Held-to-maturity:
Debt securities	—	—	—	—

In the ordinary course of business, NTT maintains long-term investment equity securities accounted for under the cost method, which are included in “Marketable securities and other investments.” The total carrying amounts of those securities were ¥70,888 million and ¥80,534 million at March 31, 2012 and 2013, respectively. NTT did not evaluate fair values of investment securities with an aggregate carrying amount of ¥68,916 million and ¥77,376 million of these securities for impairment at March 31, 2012 and 2013, respectively, because it is not practicable to evaluate fair value and there are no events or changes in circumstances that have material effects on the fair value.

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2013 are as follows:

	2011	2012	2013
	Millions of yen
Proceeds	¥15,749	¥9,995	¥4,433
Gross realized gain	3,248	5,559	2,264
Gross realized loss	401	532	37

Maturities of debt securities classified as held-to-maturity at March 31, 2012 and 2013 are as follows.

	March 31, 2012		March 31, 2013
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥260,753	¥260,753	¥69,999	¥69,999
Due after 1 year through 5 years	2,335	2,346	3,217	3,238
Due after 5 years through 10 years	1,166	1,166	1,033	1,033
Due after 10 years	303	301	402	414

Total	¥264,557	¥264,566	¥74,651	¥74,684

NTT Group reclassified its equity investment in PLDT from “Investments in affiliated companies” to “Available-for-sale securities” under “Marketable securities and other investments.” For information regarding investments in affiliated companies, please see note 6.

Goodwill, Software and Other Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill, Software and Other Intangible Assets

8.    Goodwill, Software and other intangible assets:

Goodwill—

A goodwill impairment charge of ¥23,042 million was recognized during the fiscal year ended March 31, 2013 for goodwill attributable to the NTT America reporting unit in the long distance and international communications business segment. The fair value of the reporting unit was determined using the discount cashflow method.

The amount of goodwill included in the mobile communications business segment is mainly related to NTT DOCOMO’s share repurchase program. The repurchases of shares by NTT DOCOMO resulting in increases in NTT’s ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method, but have been accounted for as equity transactions with noncontrolling interests since April 2009. Further explanation is given in note 18.

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526
Goodwill acquired during year	5,316	7,256	28,927	—	41,499
Impairment losses	—	—	(4,764)	—	(4,764)
Foreign currency translation adjustments	(10,020)	(1,539)	(1,277)	—	(12,836)
Other	(5)		—	—	(5)

Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420

	2013
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420
Goodwill acquired during year	17,854	20,263	2,440	—	40,557
Impairment losses	(23,042)	(7,281)	—	—	(30,323)
Foreign currency translation adjustments	22,906	3,779	19,160	—	45,845
Other	—	(3,283)	—	—	(3,283)

Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216

Software and Other intangible assets—

The following table displays the major components of software and other intangible assets as of March 31, 2012 and 2013.

	2012	2013
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,565,146	¥5,709,739
Rights to use utility facilities	335,998	335,578
Other	274,031	316,056
Accumulated amortization	(4,594,801)	(4,774,253)

Total amortizable intangible assets	1,580,374	1,587,120

Non-amortizable intangible assets:
Trademarks and trade names	27,946	31,834

Total non-amortizable intangible assets	27,946	31,834

Total	¥1,608,320	¥1,618,954

The aggregate amortization expense for amortizable intangible assets for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥462,649, million, ¥481,043 million and ¥473,247 million, respectively.

Computer software is recorded at cost and is amortized on a straight-line basis over its estimated useful life, which is generally five years. Rights to use utility facilities are acquired using lump-sum cash payments and mainly consist of cable tunnels and public use joint tunnels. Such rights are recorded at cost and are amortized on a straight-line basis over their estimated useful lives of 50 years. Other intangible assets are also recorded at cost and amortized on a straight-line basis over their estimated useful lives averaging 11 years.

Non-amortizable intangible assets, such as trademarks, are intangible assets with indefinite lives acquired through business combinations totaling ¥27,946 million and ¥31,834 million as of March 31, 2012 and 2013.

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2014	¥467,409
2015	373,713
2016	273,933
2017	179,424
2018	101,622

Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings and Long-Term Debt

9.    Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.54% and 0.34% per annum at March 31, 2012 and 2013, respectively	¥50,259	¥47,409
Commercial paper bearing interest at weighted average rates of 0.11% per annum at March 31, 2012	20,000	—
Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	13,248	30,046

Total short-term debt	¥83,507	¥77,455

Long-term debt at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Debt denominated in Japanese yen:
0.21% – 2.06% coupon bonds due 2013 – 2031	¥2,114,079	¥1,887,207
0.42% floating rate bond due 2022	100	100
Secured indebtedness to financial institutions—
1.82% (weighted average) loans due 2014 – 2029	38,545	23,115
Unsecured indebtedness to financial institutions—
1.30% (weighted average) loans due 2013 – 2032	1,737,031	1,635,348
0.44% (weighted average) floating rate loans due 2013 – 2022	87,588	86,474

	3,977,343	3,632,244

Debt denominated in foreign currencies:
1.40% – 2.15% U.S. dollar notes due 2017 – 2020	—	166,338
Swiss franc bonds	73,568	—
Unsecured indebtedness to financial institutions—
2.27% (weighted average) U.S. dollar loans due 2013 – 2032	15,352	16,004
0.65% (weighted average) U.S. dollar floating rate loans due 2013 – 2027	70,850	92,242
17.37% (weighted average) South African Rand loans due 2018	12,309	12,193
Other loans due 2013 – 2028	17,749	19,424

	189,828	306,201

Total long-term debt principal	4,167,171	3,938,445
Less—Deferred bond discounts	(388)	(510)

	4,166,783	3,937,935
Less—Current portion	(656,963)	(703,304)

Total long-term debt	¥3,509,820	¥3,234,631

Interest rates and due dates in the above table are stated at March 31, 2013.

All holders of the bonds and notes totaling ¥1,178,528 million issued by NTT, referred to in the above table, generally have preferential rights under the NTT Law to be paid prior to other unsecured indebtedness, subject to certain general preferential rights provided for in the Japanese Civil Code, such as preferential rights of employees to wages.

The bond and note agreements relating to NTT’s long term debt at March 31, 2013 generally provide that the bonds and notes may be purchased by NTT in the market or directly from the holders. Additionally, certain of the bonds and notes are redeemable at the option of NTT, generally at the principal amount.

The balance of long-term debt as of March 31, 2013, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2014 to the fiscal year ending March 31, 2018 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2014	¥703,304
2015	413,115
2016	369,276
2017	327,473
2018	569,063
Thereafter	1,555,704

Total	¥3,937,935

As of March 31, 2013, NTT Group has unused committed lines of credit amounting to ¥133.4 billion.

Employees' retirement benefits	12 Months Ended
Mar. 31, 2013
Employees' retirement benefits

10.    Employees’ retirement benefits:

(1)	Severance Payments and Contract-type Corporate Pension Plans

Employees are generally entitled to lump-sum severance payments based on NTT’s severance payment plans, determined by reference to the employee’s basic rate of pay, length of service and other conditions.

NTT and certain subsidiaries introduced non-contributory funded contract-type corporate pension plans, which cover 28% of the severance benefits under the severance payment plans to employees who are more than 50 years old and retire after twenty or more years of service. The benefits are also payable in a lump sum at the option of the employee.

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2012 and 2013. NTT uses a March 31 measurement date.

	2012	2013
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,094,807	¥2,037,901
Service cost	72,542	72,628
Interest cost	40,840	37,511
Plan amendment	197	178
Actuarial loss (gain)	21,493	36,155
Other	12,594	3,027
Benefit payments (Lump-sum severance payments and Pension)	(204,572)	(174,476)

Benefit obligation, end of year	2,037,901	2,012,924

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,086,800	1,072,879
Actual return on plan assets	25,372	98,448
Employer contributions	69,851	66,736
Other	3,588	1,600
Benefit payments (Pension)	(112,732)	(114,498)

Fair value of plan assets, end of year	1,072,879	1,125,165

At March 31:
Under funded status	¥(965,022)	¥(887,759)

The following table provides the amounts recognized in the consolidated balance sheets:

	2012	2013
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(965,068)	¥(887,816)
Other assets	46	57
Accumulated other comprehensive loss (income)	330,090	277,469

Net amount recognized	¥(634,932)	¥(610,290)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2012	2013
	Millions of yen
At March 31:
Net actuarial loss	¥356,081	¥298,130
Transition obligation	943	776
Prior service cost(*)	(26,934)	(21,437)

Total	¥330,090	¥277,469

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

The accumulated benefit obligation was ¥2,017,742 million and ¥1,987,894 million at March 31, 2012 and 2013, respectively.

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
At March 31:
Projected benefit obligation	¥2,037,514	¥2,012,842
Fair value of plan assets	1,072,776	1,125,027

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,017,684	¥1,987,813
Fair value of plan assets	1,072,776	1,125,027

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2013 included the following components:

	2011	2012	2013
	Millions of yen
Service cost	¥75,251	¥72,542	¥72,628
Interest cost on projected benefit obligation	43,854	40,840	37,511
Expected return on plan assets	(24,819)	(21,562)	(21,179)
Amortization of net actuarial loss	11,936	16,624	16,891
Amortization of transition obligation	169	169	167
Amortization of prior service cost	(22,279)	(15,738)	(5,266)

Total	¥84,112	¥92,875	¥100,752

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥17,681	¥(41,114)
Amortization of net actuarial loss	(16,624)	(16,891)
Amortization of transition obligation	(169)	(167)
Accrued past service liability	173	178
Amortization of prior service cost	15,738	5,266
Other	3,146	107

Total	¥19,945	¥(52,621)

The amounts of net actuarial loss, transition obligation and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2014 amount to ¥7,734 million, ¥123 million and ¥(4,702) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2011	2012	2013
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	2.4-3.4%	2.4-3.4%	2.4-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	1.9-3.2%	2.4-3.4%	2.4-3.4%
Expected long-term return on plan assets	2.3%	2.0%	2.0%

In determining the expected long-term rate of return on plan assets, NTT considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥6,226	¥6,226	—	—

Debt securities
Japanese government bonds/local government bonds	367,251	354,172	13,079	—
Domestic corporate bonds	112,217	—	112,217	—
Foreign government bonds	84,180	82,886	1,294	—
Foreign corporate bonds	4,060	306	3,754	—

Equity securities
Domestic	130,239	130,239	—	—
Foreign	85,101	85,101	—	—

Securities investment trust
Domestic/debt securities	13,179	—	13,179	—
Domestic/equity securities	11,064	—	11,064	—
Foreign/debt securities	7,845	—	7,845	—
Foreign/equity securities	10,683	—	10,683	—

Pooled funds	89,983	—	89,983	—

Life insurance company general accounts	148,643	—	148,643	—

Others	2,208	—	10	2,198

Total	¥1,072,879	¥658,930	¥411,751	¥2,198

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,372	¥9,372	—	—

Debt securities
Japanese government bonds/local government bonds	393,379	381,676	11,703	—
Domestic corporate bonds	104,626	—	104,626	—
Foreign government bonds	86,897	37,786	49,111	—
Foreign corporate bonds	3,124	216	2,908	—

Equity securities
Domestic	137,846	137,781	65	—
Foreign	89,903	89,879	—	24

Securities investment trust
Domestic/debt securities	13,505	—	13,505	—
Domestic/equity securities	12,233	—	12,233	—
Foreign/debt securities	8,366	—	8,366	—
Foreign/equity securities	10,367	—	10,367	—

Pooled funds	102,896	—	102,896	—

Life insurance company general accounts	150,375	—	150,375	—

Others	2,276	—	91	2,185

Total	¥1,125,165	¥656,710	¥466,246	¥2,209

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. In case the fair value is measured by inputs derived from unobservable data, it is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified as Level 2.

Others

Others include fund of hedge funds, among other things. Fair value is measured by inputs derived from unobservable data, which is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy with respect to asset management planning is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. Therefore, the long-term objective of asset management is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The target allocations in March 2013 are: domestic bonds, 53.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 14.0%.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥3,020 million (0.3% of total plan assets) and ¥2,701 million (0.2% of total plan assets) at March 31, 2012 and 2013, respectively.

NTT Group expects to contribute ¥39,870 million to the contract-type corporate pension plans in the fiscal year ending March 31, 2014.

The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2014	¥135,073
2015	136,279
2016	138,105
2017	135,848
2018	148,478
2019-2023	599,184

Total	¥1,292,967

(2)    Social Welfare Pension Scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)

Since its incorporation in April 1985, both NTT Group and its employees made contributions every year to the Nippon Telegraph and Telephone Mutual Aid Plan (“the NTT Mutual Aid Plan”), which was one of the Japanese government-regulated social welfare pension schemes, based on the Public Corporation Employee Mutual Aid Association Law, and was operated to pay pension benefits to the retired/existing employees of NTT, Public Corporation and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications). The NTT Mutual Aid Plan was considered as a multi-employer plan and, accordingly, contributions were recognized as an expense when they were required for the period.

As part of the Japanese social welfare pension scheme restructuring in 1997, the Japanese Welfare Pension Insurance Law was amended effective April 1, 1997 to integrate the NTT Mutual Aid Plan under the Public Corporation Employee Mutual Aid Association Law with the Welfare Pension Insurance Scheme under the Japanese Welfare Pension Insurance Law. This converted the NTT Mutual Aid Plan into (a) the national Kosei-Nenkin (“the National Plan”), (b) NTT Kosei-Nenkin-Kikin (the “NTT Plan”) and (c) the Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan). Based on the Law Concerning Defined-Benefit Corporate Pension Plans which came into force in June 2001, the NTT Plan completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations, as described below. In July 2007, the NTT Plan was converted to NTT Kigyou-Nenkin-Kikin or the NTT Corporate Defined Benefit Pension Plan (“NTT CDBP”) that succeeded the pension benefit obligations after the transfer to the Japanese Government of the substitutional portion of the benefit obligations.

(a)    The National Plan

The National Plan is a government-regulated social welfare pension plan under the Japanese Welfare Pension Insurance Law and since April 1997, both NTT Group and its employees have made contributions to such plan every year. It is considered as a multi-employer plan and contributions are recognized as expenses when contributions are required. The total amounts of contributions were ¥121,025 million, ¥122,215 million and ¥124,405 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

(b)    The NTT CDBP (former NTT Plan)

NTT established the NTT Plan in April 1997. Both NTT Group and its employees made contributions to such plan to supplement the pension benefits to which the employees were entitled under the National Plan. The NTT Plan was regulated under the Japanese Welfare Pension Insurance Law and covered a substitutional portion of the National Plan.

The NTT Plan is considered a defined benefit pension plan and is accounted for separately from the severance payments and the contract-type corporate pension plans as described in (1) above.

In June 2003, under the Law Concerning Defined-Benefit Corporate Pension Plans, the NTT Plan applied to the Japanese Government for permission to be relieved of the obligations related to future employee services to disburse the NTT Plan benefits covering the substitutional portion and in September 2003, the approval was granted. In April 2007, the NTT Plan applied for permission to be relieved of the remaining obligations related to past services to disburse the benefits covering the substitutional portion, and in July 2007, the approval was granted. As a result, the NTT Plan was converted to the NTT CDBP, a defined-benefit corporate pension fund.

In February 2008, the NTT CDBP completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations and related plan assets, determined pursuant to the government formula, of the pension fund to the government agency.

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2012 and 2013. NTT uses a March 31 measurement date.

	2012	2013
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,426,059	¥1,467,064
Service cost	37,896	37,647
Interest cost	27,980	27,260
Actuarial loss (gain)	(48)	98,532
Other	2,235	790
Benefit payments	(27,058)	(30,202)

Benefit obligation, end of year	1,467,064	1,601,091

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	898,141	897,247
Actual return on plan assets	12,654	104,996
Employer contributions	7,542	7,236
Employee contributions	3,567	3,573
Other	2,401	486
Benefits payments	(27,058)	(30,202)

Fair value of plan assets, end of year	897,247	983,336

At March 31:
Under funded status	¥(569,817)	¥(617,755)

The following table provides the amounts recognized in the consolidated balance sheets:

	2012	2013
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(569,817)	¥(617,755)
Accumulated other comprehensive loss	178,539	181,536

Net amount recognized	¥(391,278)	¥(436,219)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2012	2013
	Millions of yen
At March 31:
Net actuarial loss	¥183,549	¥183,359
Prior service cost(*)	(5,010)	(1,823)

Total	¥178,539	¥181,536

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

The accumulated benefit obligation was ¥1,255,295 million and ¥1,355,816 million at March 31, 2012 and 2013, respectively.

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2013 included the following components:

	2011	2012	2013
	Millions of yen
Service cost	¥36,591	¥37,896	¥37,647
Interest cost on projected benefit obligation	27,866	27,980	27,260
Expected return on plan assets	(22,858)	(21,901)	(21,743)
Amortization of net actuarial loss	12,488	17,232	15,982
Amortization of prior service cost	(4,526)	(3,857)	(3,187)
Employee contributions	(3,615)	(3,567)	(3,573)

Total	¥45,946	¥53,783	¥52,386

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥9,199	¥15,279
Amortization of net actuarial loss	(17,232)	(15,982)
Amortization of prior service cost	3,857	3,187
Other	4	513

Total	¥(4,172)	¥2,997

The amounts of net actuarial loss and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2014 amount to ¥15,265 million and ¥(1,781) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2011	2012	2013
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	3.4%	3.4%	3.9%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥5,650	¥5,650	—	—

Debt securities
Japanese government bonds/local government bonds	256,288	247,161	9,127	—
Domestic corporate bonds	81,363	—	81,363	—
Foreign government bonds	60,576	59,927	649	—
Foreign corporate bonds	2,417	123	2,294	—

Equity securities
Domestic	154,912	154,899	13	—
Foreign	94,772	94,772	—	—

Securities investment trust
Domestic/debt securities	14,997	—	14,997	—
Domestic/equity securities	19,660	—	19,660	—
Foreign/debt securities	12,547	—	12,547	—
Foreign/equity securities	13,831	—	13,831	—

Pooled funds	114,020	—	114,020	—

Life insurance company general accounts	61,529	—	61,529	—

Others	4,685	—	(2)	4,687

Total	¥897,247	¥562,532	¥330,028	¥4,687

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,245	¥7,245	—	—

Debt securities
Japanese government bonds/local government bonds	290,222	281,605	8,617	—
Domestic corporate bonds	82,001	—	82,001	—
Foreign government bonds	65,432	29,090	36,342	—
Foreign corporate bonds	1,672	60	1,612	—

Equity securities
Domestic	182,455	182,326	129	—
Foreign	104,945	104,865	—	80

Securities investment trust
Domestic/debt securities	16,726	—	16,726	—
Domestic/equity securities	22,944	—	22,944	—
Foreign/debt securities	14,274	—	14,274	—
Foreign/equity securities	14,586	—	14,586	—

Pooled funds	114,828	—	114,828	—

Life insurance company general accounts	62,246	—	62,246	—

Others	3,760	—	14	3,746

Total	¥983,336	¥605,191	¥374,319	¥3,826

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. In case the fair value is measured by inputs derived from unobservable data, it is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified as Level 2.

Others

Others include loans to employees and leasing receivables, which are classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy with respect to asset management planning is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. Therefore, the long-term objective of asset management is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The weighted-average target allocations in March 2013 are: domestic bonds, 47.7%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 7.0%.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥4,727 million (0.5% of total plan assets) and ¥4,473 million (0.5% of total plan assets) at March 31, 2012 and 2013, respectively.

NTT Group expects to contribute ¥7,094 million to the NTT CDBP in the fiscal year ending March 31, 2014.

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2014	¥34,749
2015	41,721
2016	44,563
2017	46,918
2018	48,894
2019-2023	264,905

Total	¥481,750

(c)    The Special Accounting Fund for the NTT CDBP (former Special Accounting Fund for the NTT Plan)

The Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan) was a transitional pension plan created to settle the former NTT Mutual Aid Plan in accordance with the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation. The NTT Mutual Aid Plan was integrated with the National Plan in April 1997, and the Special Accounting Fund for the NTT Plan aims to provide pension benefits for employees who retired before the 1997 shift in the scheme based on the Former Public Corporation Employee Mutual Aid Association Law.

In July 2007, the Special Accounting Fund for the NTT Plan was converted to the Special Accounting Fund for the NTT CDBP as the NTT Plan was converted to the NTT CDBP.

Based on the provisions of the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation, NTT pays contributions set by the Japanese Government every year to the Special Accounting Fund for the NTT CDBP to cover the costs of pension benefits based on the Former Public Corporation Employee Mutual Aid Association Law to cover benefits for the period of service in and prior to June 1956 of employees who retired in July 1956 or later from NTT, Public Corporation, and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications).

The Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, as are the former NTT Mutual Aid Plan and the current National Plan. It is considered as a multi-employer plan and therefore contributions are recognized as expenses when contributions are required. The amounts of contributions were ¥55,070 million, ¥50,574 million and ¥47,113 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively, and NTT expects such contributions will decrease year by year. In addition, the Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

11.    Income taxes:

Total income taxes recognized for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	Millions of yen
Income from continuing operations	¥475,592	¥587,793	¥481,229
Equity in earnings (losses) of affiliated companies	(1,027)	(4,540)	(8,407)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(1,306)	(580)	77,297
Unrealized gain (loss) on derivative instruments	(1,302)	459	(103)
Foreign currency translation adjustments	(12,818)	(15,622)	21,461
Pension liability adjustments	(49,557)	(5,920)	12,924

Total income taxes	¥409,582	¥561,590	¥584,401

Substantially all of NTT Group’s income before income taxes and equity in earnings (losses) of affiliated companies for all periods presented and the related income tax expenses (benefits) are related to domestic operations. During the fiscal years ended March 31, 2011, and 2012, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 30%, a Corporate Inhabitant Tax of approximately 6% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 41%. During the fiscal year ended March 31, 2013, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 28.05%, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 38%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipalities.

“The Act to Amend Sections of the Income Tax Act for Tax Reform in Accordance with Changes to the Economic Social Structure” and “The Act on Special Measures for Reconstruction and Rehabilitation in Response to the Great East Japan Earthquake” were enacted on November 30, 2011. Income tax rates will be adjusted from consolidated accounting periods that begin on or after April 1, 2012. The aggregate statutory income tax rate will decline from approximately 41% to approximately 38% for the fiscal years ending March 31, 2013-2015, and then to approximately 36% for fiscal years ending March 31, 2016 and thereafter. As a result of this change in the income tax rate, net deferred tax assets existing on the enactment date decreased by ¥89,936 million, and these adjustments are included in “Income tax expense (benefit) -Deferred” in the consolidated statements of income for the fiscal year ended March 31, 2012. Net income attributable to NTT decreased ¥80,232 million for the fiscal year ended March 31, 2012.

NTT files a consolidated tax return with its wholly owned subsidiaries for National Corporate Tax purposes. The realizable amounts of deferred tax assets related to National Corporate Tax are assessed on the basis of the projected future taxable income of NTT and its wholly owned subsidiaries. As of March 31, 2013, NTT had 108 wholly owned subsidiaries in Japan, including NTT East, NTT West and NTT Communications.

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2011	2012	2013
Statutory tax rate	40.65%	40.65%	37.98%
Expenses not deductible for tax purposes	0.07	0.39	1.03
Tax credit	(1.61)	(1.47)	(1.61)
Net change in valuation allowance	0.59	(0.27)	0.95
Effect of changes in the enacted tax rates	—	6.99	0.75
Other	0.75	1.14	0.97

Effective tax rate	40.45%	47.43%	40.07%

Significant components of deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥558,175	¥543,115
Accrued enterprise tax	17,215	21,045
Property, plant and equipment and intangible assets principally due to differences in depreciation	386,961	382,626
Compensated absences	96,101	94,207
Accrued bonus	42,895	41,941
Unamortized purchases of leased assets	9,152	7,956
Operating loss carryforwards	149,813	170,523
Accrued liabilities for loyalty programs	97,536	80,389
Deferred revenues regarding Nikagetsu Kurikoshi	20,794	16,769
Foreign currency translation adjustments	36,812	20,085
Other	151,627	163,289

Total gross deferred tax assets	1,567,081	1,541,945
Less—Valuation allowance	(242,158)	(253,693)

Total deferred tax assets	1,324,923	1,288,252

Deferred tax liabilities:
Unrealized gains on securities	(5,843)	(85,761)
Investment in subsidiary, principally arising upon issuance of stock	(303,363)	(301,832)
Other	(172,997)	(185,700)

Total gross deferred tax liabilities	(482,203)	(573,293)

Net deferred tax assets	¥842,720	¥714,959

The valuation allowance at March 31, 2012 and 2013 mainly related to deferred tax assets of NTT and certain subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net change in the total valuation allowance for the year ended March 31, 2011 was an increase of ¥8,709 million, and for the year ended March 31, 2012 was a decrease of ¥32,401 million, and for the year ended March 31, 2013 was an increase of ¥11,535 million.

Realization of the deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible and loss carryforwards are utilizable. Management considers the projected future taxable income, tax-planning strategies and scheduled reversal of deferred tax liabilities in making this assessment. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets, less valuation allowance, will be realized. The amount of such net assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Net deferred tax assets at March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	2012	2013
	Millions of yen
Deferred income taxes (current assets)	¥223,021	¥224,194
Deferred income taxes (investments and other assets)	789,293	694,361
Other current liabilities	(3)	(4,772)
Deferred income taxes (long-term liabilities)	(169,591)	(198,824)

Total	¥842,720	¥714,959

At March 31, 2013, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥660,750 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥199,867
6 to 20 years	379,745
Indefinite periods	81,138

Total	¥660,750

Deferred tax liabilities recognized for certain portions of the undistributed earnings of NTT’s foreign subsidiaries are immaterial.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2012
Millions of yen
Balance at March 31, 2011	¥5,437
Increase in tax position of current year	632
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)

Balance at March 31, 2012	¥4,535

2013
Millions of yen
Balance at March 31, 2012	¥4,535
Increase in tax position of current year	450
Decrease in tax position of prior year	(1,080)
Settlements	—
Foreign currency translation adjustments	451

Balance at March 31, 2013	¥4,356

The unrecognized tax benefit which would favorably affect the effective income tax rate in future periods was ¥4,535 million and ¥4,356 million at March 31, 2012 and 2013, respectively. NTT does not expect any material changes in its reserves for unrecognized tax benefits in the next 12 months. NTT Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense (benefit) in the consolidated statements of income. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2011, 2012 and 2013 were immaterial. As of March 31, 2013, tax inquiries for NTT and its principal subsidiaries for fiscal years ended March 31, 2011 and prior have been completed by the tax authorities.

Consumption tax	12 Months Ended
Mar. 31, 2013
Consumption tax

12.    Consumption tax:

Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by the company when purchasing goods and services. Items in the consolidated statements of income are presented on a net basis of consumption tax.

Equity	12 Months Ended
Mar. 31, 2013
Equity

13.    Equity:

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)
Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812
Acquisition of treasury stock under resolution of the board of directors	—	38,382,300
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	17,631
Resale of treasury stock to holders of less-than-one-unit shares	—	(9,140)
Cancellation of treasury stock under resolution of the board of directors	—	—

Balance at March 31, 2013	1,323,197,235	137,822,603

According to the NTT Law, NTT must obtain authorization from the Minister of Internal Affairs and Communications for certain financial matters including (1) certain new share issuance, including shares issuable upon the exercise of stock acquisition rights; (2) any resolution for (i) a change in the Articles of Incorporation, (ii) an appropriation of profits or (iii) any merger or dissolution; and (3) any disposition of major telecommunications trunk lines and equipment or providing mortgages on such properties.

On November 24, 1995, based upon the resolution of the board of directors’ meeting held on April 28, 1995, NTT capitalized the aggregate amount of ¥15,600 million of its additional paid-in capital to the common stock account and made a free share distribution of 312,000 shares to shareholders of record at September 30, 1995 representing 2% of outstanding shares. Under generally accepted accounting principles in Japan, no accounting entry is required for such a free share distribution. Had the distribution been accounted for entities in the United States, ¥234,624 million would have been transferred from retained earnings to the applicable capital account.

Effective May 1, 2006, the Japanese Corporation Law provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the Articles of Incorporation provide for such interim cash dividends, and (iii) an amount equal to at least 10% of the decrease in retained earnings resulting from a dividend payment be appropriated from retained earnings to a legal reserve until such reserve is equal to 25% of capital stock. The legal reserve is available for distribution upon approval at a shareholders’ meeting.

The Japanese Corporation Law provides that corporations are able to repurchase their own shares in market transactions by resolution of the board of directors in case that articles of incorporation prescribe so.

On May 14, 2010, the board of directors adopted the basic policy on cancellation of treasury stock. Pursuant to this policy, all treasury stock owned by NTT as of March 31, 2010 (250,923,665 shares) would be cancelled over two fiscal years, with one-half of the treasury stock cancelled during the 2010 calendar year and the remainder of the treasury stock to be cancelled during the fiscal year ended March 31, 2012.

On November 9, 2010, the board of directors resolved that NTT will cancel 125,461,833 shares held as treasury stock and on November 15, 2010, NTT cancelled these shares. As a result of this cancellation, “Additional paid-in capital” and “Retained earnings” decreased by ¥916 million and ¥601,976 million, respectively.

On May 13, 2011, the board of directors resolved that NTT may acquire up to a total not exceeding 60 million outstanding shares of its common stock at an amount in total not exceeding ¥280 billion from May 16, 2011 through September 30, 2011. Based on this resolution, NTT repurchased 57,513,600 shares of its common stock at ¥223,440 million on July 5, 2011 using the Tokyo Stock Exchange Trading Network Off-Auction Own Share Repurchase Trading System (“ToSTNeT-3”).

On November 9, 2011, the board of directors resolved that NTT will cancel 125,461,832 shares held as treasury stock on November 15, 2011, and that NTT may acquire up to a total not exceeding 44 million outstanding shares of its common stock at an amount in total not exceeding ¥220 billion from November 16, 2011 through March 30, 2012. As a result of this cancellation, “Retained earnings” decreased by ¥566,551 million. NTT repurchased 41,820,600 shares of its common stock at ¥158,291 million on February 8, 2012 using ToSTNeT-3.

On September 19, 2012, the board of directors resolved that NTT may acquire up to 42 million outstanding shares of its common stock at an amount in total not exceeding ¥150 billion from during the period from September 20, 2012 through March 29, 2013. Based on this resolution, NTT repurchased 38,382,300 shares of its common stock for a total purchase price of ¥149,999 million between September 2012 and February 2013.

The amount of statutory retained earnings of NTT available for the payments of dividends to shareholders as of March 31, 2013 was ¥895,063 million. In accordance with customary practice in Japan, appropriations of retained earnings are not accrued in the financial statements for the period to which they relate but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings in the accompanying consolidated financial statements at March 31, 2013 include amounts representing final cash dividends of ¥94,830 million, ¥80 per share, which were approved at the shareholders’ meeting held on June 25, 2013.

On May 10, 2013, the board of directors resolved that NTT may acquire up to 50 million outstanding shares of its common stock at an amount in total not exceeding ¥250 billion from May 13, 2013 through March 31, 2014. Based on this resolution, NTT repurchased 20,201,200 shares of its common stock for a total purchase price of ¥103,384 million between May 2013 and June 2013.

Accumulated other comprehensive income (loss)—

An analysis of the changes for the fiscal years ended March 31, 2011, 2012 and 2013 in accumulated other comprehensive income (loss) is shown below:

	2011	2012	2013
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥33,128	¥28,973	¥35,599
Current period other comprehensive income (loss) attributable to NTT	(4,155)	6,626	118,689

At end of year	¥28,973	¥35,599	¥154,288

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥686	¥(957)	¥(1,892)
Current period other comprehensive income (loss) attributable to NTT	(1,643)	(935)	(687)

At end of year	¥(957)	¥(1,892)	¥(2,579)

Foreign currency translation adjustments:
At beginning of year	¥(8,478)	¥(41,248)	¥(96,172)
Current period other comprehensive income (loss) attributable to NTT	(32,770)	(54,924)	92,840

At end of year	¥(41,248)	¥(96,172)	¥(3,332)

Pension liability adjustments:
At beginning of year	¥(214,942)	¥(290,476)	¥(295,378)
Current period other comprehensive income (loss) attributable to NTT	(75,534)	(4,902)	39,525

At end of year	¥(290,476)	¥(295,378)	¥(255,853)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(189,606)	¥(303,708)	¥(357,843)
Current period other comprehensive income (loss) attributable to NTT	(114,102)	(54,135)	250,367

At end of year	¥(303,708)	¥(357,843)	¥(107,476)

The following table provides the details of change in unrealized gain (loss) on securities (net of tax) for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(19,186)	¥(13,152)
Less—Reclassification adjustment for realized (gain) loss included in net income	11,589	6,861

Net change in unrealized gain (loss) on securities	(7,597)	(6,291)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥6,364	¥7,686
Less—Reclassification adjustment for realized (gain) loss included in net income	1,294	552

Net change in unrealized gain (loss) on securities	7,658	8,238

	2013
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥215,207	¥141,379
Less—Reclassification adjustment for realized (gain) loss included in net income	8,939	5,470

Net change in unrealized gain (loss) on securities	224,146	146,849

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(3,985)	¥(2,214)
Less—Reclassification adjustment for realized (gain) loss included in net income	1,150	681

Net change in unrealized gain (loss) on derivative instruments	(2,835)	(1,533)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(2,605)	¥(2,753)
Less—Reclassification adjustment for realized (gain) loss included in net income	833	522

Net change in unrealized gain (loss) on derivative instruments	(1,772)	(2,231)

	2013
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(7,339)	¥(6,345)
Less—Reclassification adjustment for realized gain loss included in net income	2,480	1,589

Net change in unrealized gain (loss) on derivative instruments	(4,859)	(4,756)

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	Millions of yen
Net gain (loss) arising during period, before tax	¥(127,367)	¥(26,465)	¥25,126
Prior service cost arising during period before tax	79	(173)	(178)

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	24,492	33,883	32,917
Amortization of transition obligation	184	172	168
Amortization of prior service cost	(26,811)	(19,601)	(8,464)
Other	(637)	(2,278)	(187)

Change of pension liability adjustments during the year, before tax	(130,060)	(14,462)	49,382

Income tax expense related to pension liability adjustments	49,557	5,920	(12,924)

Other comprehensive income (loss)	(80,503)	(8,542)	36,458

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2011, 2012 and 2013 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

For the fiscal year ended March 31, 2012:
Unrealized gain (loss) on securities	¥7,658	¥580	¥8,238
Unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)
Foreign currency translation adjustments	(84,991)	15,622	(69,369)
Pension liability adjustments	(14,462)	5,920	(8,542)

Other comprehensive income (loss)	¥(93,567)	¥21,663	¥(71,904)

For the fiscal year ended March 31, 2013:
Unrealized gain (loss) on securities	¥224,146	¥(77,297)	¥146,849
Unrealized gain (loss) on derivative instruments	(4,859)	103	(4,756)
Foreign currency translation adjustments	136,200	(21,461)	114,739
Pension liability adjustments	49,382	(12,924)	36,458

Other comprehensive income (loss)	¥404,869	¥(111,579)	¥293,290

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

14.     Fair Value Measurements:

The inputs to valuation techniques used to measure fair value are required to be categorized by fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2—Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3—Inputs are unobservable inputs for the asset or liability.

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013 are as follows:

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥81,850	¥81,747	¥103	¥—
Foreign equity securities	98,917	98,917	—	—
Domestic debt securities	32,516	6,272	23,516	2,728
Foreign debt securities	12,069	419	11,650	—
Derivatives:
Forward exchange contracts	920	—	920	—
Interest rate swap agreements	153	—	153	—
Currency swap agreements	2,160	—	2,160	—

Liabilities
Derivatives:
Forward exchange contracts	995	—	995	—
Interest rate swap agreements	1,676	—	1,676	—
Currency swap agreements	1,769	—	1,769	—
Currency option agreements	¥1,096	¥—	¥1,096	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2013
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥94,592	¥94,482	¥110	¥—
Foreign equity securities	439,089	439,089	—	—
Domestic debt securities	31,125	5,023	22,629	3,473
Foreign debt securities	17,371	5	17,366	—
Derivatives:
Forward exchange contracts	737	—	737	—
Interest rate swap agreements	96	—	96	—
Currency swap agreements	21,905	—	21,905	—

Liabilities
Derivatives:
Forward exchange contracts	652	—	652	—
Interest rate swap agreements	1,972	—	1,972	—
Currency swap agreements	277	—	277	—
Currency option agreements	¥369	¥—	¥369	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

Available-for-sale securities—

Available-for-sale securities comprised marketable equity securities and debt securities, and financial instruments classified as available-for-sale securities. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. In case fair value is measured by inputs derived from unobservable data, it is classified as Level 3.

Derivatives—

Derivatives comprised forward exchange contracts, interest rate swap agreements, currency swap agreements and currency option agreements. Fair value of derivatives is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,896	¥—	¥—	¥1,896	¥1,015
Cost method investments	418	—	—	418	1,153
Goodwill	5,103	—	—	5,103	4,764
Long-lived assets	5,014	—	—	5,014	9,555

	2013
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,585	¥—	¥—	¥1,585	¥538
Investments in affiliated companies	132,010	—	—	132,010	25,913
Cost method investments	313	—	—	313	1,287
Goodwill	13,500	—	—	13,500	30,323
Long-lived assets	2,418	—	—	2,418	5,416

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Real estate—

If a decline in value or an increase in estimated costs of completion of real estate held for resale included in inventories causes inventory cost to be unrecoverable, the real estate is written down to its fair value. In measuring fair value of such inventories, fair value is measured by using various evaluation models based on inputs that are unobservable in the market, such as a salable price based on a real-estate appraisal, which is classified as Level 3.

Real estate in the table above includes that transferred from inventories to property, plant and equipment as a result of a change in use or sold to others after measuring fair value.

Investments in affiliated companies

The fair value of investments in affiliated companies that are impaired as a result of an other than temporary decline in value are measured at fair value based on the discounted cash flow method using unobservable inputs, which resulted in a classification of such investments as Level 3 investments. The discount rate used for the weighted average cost of capital amounted to 11.3%-15.9%.

Cost method investments—

If a decline in value of cost method investments is evaluated as other than temporary, the investment is written down to its fair value. In measuring fair value of such investments, if active market prices of similar assets are available, fair value is measured by quoted prices for similar assets, which is classified as Level 2. If active market prices of similar assets are not available, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified as Level 3.

Goodwill—

The fair value of the reporting units is determined by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projections, which are classified as Level 3. For the fiscal year ended March 31, 2013, the weighted average cost of capital and the permanent growth rate amounted to 11.0% and 3.0%, respectively. For segment information related to goodwill impairments, see note 8.

Long-lived assets—

If the carrying amount of a long-lived asset is evaluated to be unrecoverable, the long-lived asset is written down to its fair value. In measuring fair value of such long-lived assets, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified as Level 3. The discount rate used for the weighted average cost of capital amounted to 4.2%-5.0%.

Segment and Geographic Information	12 Months Ended
Mar. 31, 2013
Segment and Geographic Information

15.    Segment and geographic information:

Operating segments are components of the NTT Group that 1) engage in business activities, 2) whose operating results are regularly reviewed by NTT Group’s chief operating decision maker to make decisions on the allocation of financial resources and to evaluate business performance, and 3) for which discrete financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Operating revenue:

Year Ended March 31	2011	2012	2013
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,529,551	¥3,306,656	¥3,203,926
Intersegment	497,657	458,115	454,291

Total	4,027,208	3,764,771	3,658,217
Long distance and international communications business—(*)
External customers	1,223,429	1,573,150	1,554,706
Intersegment	109,223	105,506	103,241

Total	1,332,652	1,678,656	1,657,947
Mobile communications business—
External customers	4,191,795	4,211,099	4,431,032
Intersegment	32,478	28,904	39,090

Total	4,224,273	4,240,003	4,470,122
Data communications business—
External customers	1,031,107	1,108,212	1,154,143
Intersegment	132,081	143,598	149,373

Total	1,163,188	1,251,810	1,303,516
Other—
External customers	329,121	308,245	356,933
Intersegment	791,146	780,794	900,644

Total	1,120,267	1,089,039	1,257,577
Elimination	(1,562,585)	(1,516,917)	(1,646,639)

Consolidated operating revenue	¥10,305,003	¥10,507,362	¥10,700,740

(*)	The operating revenues (External customers and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2012 and 2013 include Dimension Data’s operating revenues of ¥465,729 million and ¥461,559 million, respectively.

Segment profit:

Year Ended March 31	2011	2012	2013
	Millions of yen
Segment profit:
Regional communications business	¥127,252	¥86,906	¥92,515
Long distance and international communications business	97,089	116,669	121,293
Mobile communications business	839,102	876,406	836,446
Data communications business	76,978	71,542	85,818
Other	44,857	56,857	53,576

Total segment profit	1,185,278	1,208,380	1,189,648
Elimination	29,631	14,586	12,320

Consolidated operating income	1,214,909	1,222,966	1,201,968
Other income	73,829	103,737	96,448
Other expenses	112,941	87,373	97,317

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,175,797	¥1,239,330	¥1,201,099

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥77	¥93	¥153
Long distance and international communications business	432	900	594
Mobile communications business	(9,913)	(14,231)	(22,091)
Data communications business	91	27	96
Other	10,983	10,225	11,117

Consolidated total	¥1,670	¥(2,986)	¥(10,131)

Segment assets:

As of March 31	2011	2012	2013
	Millions of yen
Segment Assets:
Regional communications business	¥7,659,004	¥7,456,797	¥7,334,964
Long distance and international communications business	1,770,589	1,770,522	1,934,211
Mobile communications business	6,945,024	7,090,883	7,518,323
Data communications business	1,502,352	1,515,686	1,597,446
Other	10,009,775	9,924,722	10,283,920

Total segment assets	27,886,744	27,758,610	28,668,864
Elimination	(8,221,148)	(8,368,911)	(9,015,175)

Consolidated total assets	¥19,665,596	¥19,389,699	¥19,653,689

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See note 8.

Other significant items:

Year Ended March 31	2011	2012	2013
	Millions of yen
Depreciation and amortization:
Regional communications business	¥847,483	¥816,307	¥794,192
Long distance and international communications business	134,423	137,176	142,309
Mobile communications business	698,690	688,518	701,658
Data communications business	148,404	140,075	137,961
Other	127,419	122,728	117,505

Total segment	1,956,419	1,904,804	1,893,625
Elimination	6,115	5,894	5,620

Consolidated total	¥1,962,534	¥1,910,698	¥1,899,245

Capital investments for segment assets:
Regional communications business	¥806,953	¥811,803	¥785,929
Long distance and international communications business	135,452	152,348	147,503
Mobile communications business	668,476	726,833	753,660
Data communications business	139,070	133,966	122,113
Other	120,155	121,660	160,770

Consolidated total	¥1,870,106	¥1,946,610	¥1,969,975

Point program expenses:
Regional communications business	¥7,760	¥5,615	¥5,801
Long distance and international communications business	2,145	2,166	1,321
Mobile communications business	126,847	95,790	74,651

Consolidated total	¥136,752	¥103,571	¥81,773

Goodwill impairment losses:
Long distance and international communications business	¥—	¥—	¥23,042
Mobile communications business	—	—	7,281
Data communications business	1,912	4,764	—

Consolidated total	¥1,912	¥4,764	¥30,323

The capital investments in the above table represent the additions to fixed assets of each segment.

Transfers between operating segments are made at arms-length prices. Operating income is operating revenue less costs and operating expenses.

Geographic information is not presented due to immateriality of revenue and tangible long-lived assets attributable to customers and operations outside of Japan.

There have been no operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group’s revenues for the fiscal years ended March 31, 2011, 2012 and 2013.

Due to the impact of the Great East Japan Earthquake which occurred on March 11, 2011, NTT Group’s telecommunications facilities and buildings, among other things, were damaged. For the fiscal year ended March 31, 2011, ¥28,225 million was recorded in consolidated operating expenses as a loss on retirement of damaged facilities, expenses incurred for restoration work and other expenses which resulted from this earthquake. The expenses incurred by business segments were: regional communications, ¥15,700 million; long-distance and international communications, ¥1,042 million; mobile communications, ¥5,843 million; data communications, ¥345 million; and other, ¥5,295 million.

For the fiscal year ended March 31, 2012, ¥19,505 million was recorded in consolidated operating expenses as expenses incurred for restoration work and other expenses which resulted from this earthquake.

Leases	12 Months Ended
Mar. 31, 2013
Leases

16.    Leases:

NTT Group leases certain office space, employees’ residential facilities and other assets, recorded as either capital leases or operating leases.

Capital Lease—Lessee—

Assets acquired under capital leases at March 31, 2012 and 2013 were as follows:

Class of property	2012	2013
	Millions of yen
Buildings	¥8,339	¥9,938
Machinery, vehicles and tools	91,773	81,497
Accumulated depreciation	(57,293)	(49,847)

Total	¥42,819	¥41,588

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2013 are as follows:

Year ending March 31	Millions of yen
2014	¥19,661
2015	15,372
2016	11,343
2017	7,493
2018	4,109
Thereafter	7,229

Total minimum lease payments	65,207
Less—Amount representing interest	(12,585)

Present value of net minimum lease payments	52,622
Less—Current obligation	(16,368)

Long-term capital lease obligations	¥36,254

Operating Lease—Lessee—

Rental expenses under operating leases for land, buildings and equipment for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥204,999 million, ¥223,811 million and ¥227,024 million, respectively.

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2013 are as follows.

Year ending March 31	Millions of yen
2014	¥20,936
2015	16,707
2016	11,833
2017	9,250
2018	8,020
Thereafter	17,011

Total	¥83,757

Research and development expenses and advertising costs	12 Months Ended
Mar. 31, 2013
Research and development expenses and advertising costs

17.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥268,221 million, ¥267,853 million and ¥269,192 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥90,977 million, ¥94,821 million and ¥104,209 million, which are included in the selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Subsidiary Stock Transactions	12 Months Ended
Mar. 31, 2013
Subsidiary Stock Transactions

18.    Subsidiary stock transactions:

For the fiscal year ended March 31, 2011, NTT DOCOMO repurchased a total of 138,141 shares of its stock for ¥20,000 million. As a result, NTT’s interest in NTT DOCOMO increased from 66.4% to 66.7%. “Additional paid-in capital” increased by ¥1,964 million in the consolidated balance sheet as of March 31, 2011 as a result of the repurchases. The repurchases of shares by NTT DOCOMO resulting in changes in NTT’s ownership interest in NTT DOCOMO have been accounted for as equity transactions with noncontrolling interests since April 2009.

Foreign Currency Exchange Gain and Loss	12 Months Ended
Mar. 31, 2013
Foreign Currency Exchange Gain and Loss

19.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2011, 2012 and 2013 were losses of ¥17,424 million, ¥1,535 million and a gain of ¥3,250million, respectively, and are included in “Other, net” in the consolidated statements of income. Foreign currency exchange loss for the fiscal year ended March 31, 2011 is mainly attributable to the derivative contract to manage the foreign exchange risk associated with overseas investments.

Financial Instruments	12 Months Ended
Mar. 31, 2013
Financial Instruments

20.    Financial instruments:

Derivative instruments and, hedging activities—

In the normal course of business, NTT Group has certain financial instruments including long-term debt and other financial assets and liabilities incurred. Such financial instruments are exposed to the market risk of interest rate changes and foreign currency fluctuations. In applying a consistent risk management strategy for the purpose of reducing such risk, NTT Group uses derivative financial instruments, such as forward exchange contracts, interest rate swap agreements and currency swap agreements. NTT Group does not use derivative financial instruments for trading or speculative purposes.

Foreign Currency Exchange Rate Risk Management—

NTT Group from time to time enters into forward foreign exchange contracts, currency swap agreements and currency option agreements to hedge the risk of fluctuations in foreign currency exchange rates principally associated with long-term debt issued by NTT Group denominated in foreign currencies. Such contracts and agreements have the same maturity as the underlying debt.

Interest Rate Risk Management—

NTT Group’s exposure to market risk for changes in interest rates relates principally to its debt obligations. NTT Group has long-term debt primarily with fixed rates. Interest rate swap agreements are entered into from time to time to convert floating rate underlying debt or assets into fixed rate debt or assets, or vice versa. Interest rate option contracts are entered into from time to time to hedge the risk of a rise in the interest rate of underlying debt. These instruments are executed with creditworthy financial institutions.

Fair Value Hedge—

The derivatives designated as fair value hedges include interest rate swap agreements that are used for reducing the risk arising from the changes in the fair value of fixed rate debt. The notional principal amounts of these derivatives were ¥1,287 million at March 31, 2012. As discussed in note 9, NTT Group issues a variety of long-term debt bearing several types of interest and denominated in several currencies. NTT Group has a strategy to fix the anticipated cash flow related to those debts. From time to time, however, NTT Group enters into pay-floating/receive-fixed interest rate swaps, to protect the fair value of certain fixed rate debts in asset and liability management. Both the derivatives designated as, fair value hedges and hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives that are highly effective as, and that are designated and qualified as, fair value hedges, along with changes in the fair value of the hedged items that are attributable to the hedged risk, are recognized as “Other, net” in the consolidated statements of income. Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recorded in the consolidated statements of income for the fiscal year ended March 31, 2011, 2012 and 2013 were as follows:

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

	2012
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,650)	¥1,650

	2013
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(0)	¥0

The amount of ineffectiveness of these fair value hedges, which were reflected in earnings, was not material for all periods presented. In addition, there was no amount excluded from the assessment of hedge effectiveness of fair value hedges.

Cash Flow Hedge—

The derivatives designated as cash flow hedges include forward exchange contracts, currency swap agreements and interest rate swap agreements. As discussed in note 9, NTT Group has foreign currency exposures related to its long-term debt denominated in currencies other than yen. In accordance with NTT Group’s strategy, NTT Group fixes the anticipated cash flows of paying interest and principal amounts by entering into foreign currency contracts and foreign currency swaps, to ensure its cash flows are fixed in yen. Also, as discussed in note 9, NTT Group has floating rate debt exposures related to its long-term debt. In accordance with NTT Group strategy, NTT Group fixes the anticipated cash flows of interest payment by entering into pay-fixed/receive-floating interest rate swaps. Changes in the fair value of derivatives that are highly effective as, and that are designated and qualified as, cash flow hedges are recorded in other comprehensive income (loss), until changes in cash flows from the hedged transactions are recognized as “Other, net” in the consolidated statements of income. For all periods presented, these cash flow hedges were effective and the amount representing the ineffectiveness of the hedges was not material. In addition, there was no material amount excluded from the assessment of hedge effectiveness of cash flow hedges.

The notional principal amounts of cash flow hedges at March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥13,059	¥10,545
Interest rate swap agreements	124,280	97,686
Currency swap agreements	¥77,966	¥152,204

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥(294)	¥(472)
Interest rate swap agreements	(822)	(1,327)
Currency swap agreements	350	2,158

Total	¥(766)	¥359

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Consolidated statements of income item	2011	2012	2013
		Millions of yen
Forward exchange contracts	Other, net	¥(114)	¥(264)	¥32
Interest rate swap agreements	Other, net	(654)	(1,173)	(914)
Currency swap agreements	Other, net	1,919	604	3,362

Total		¥1,150	¥(833)	¥2,480

As of March 31, 2013, approximately ¥967 million of deferred net income on derivative instruments in accumulated other comprehensive income (loss) are expected to be reclassified as earnings during the next twelve months when the related interest expense is recognized.

Derivatives not designated as hedging instruments—

NTT Group has forward exchange contracts, currency swap agreements and Currency option agreements to hedge currency exchange risks and also has interest rate swap agreements to manage interest rate risks. Some of these derivative financial instruments are not designated as hedging instruments.

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥52,253	¥49,367
Interest rate swap agreements	89,376	306,162
Currency swap agreements	288	147
Currency option agreements	7,520	17,728

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Consolidated statements of income item	2011	2012	2013
		Millions of yen
Forward exchange contracts	Other, net	¥(4,815)	¥1,254	¥(815)
Interest rate swap agreements	Other, net	74	(118)	152
Currency swap agreements	Other, net	(14)	30	(34)
Currency option agreements	Other, net	(3,426)	763	727

Total		(8,181)	1,929	30

Changes in the fair value of the derivatives for the fiscal year ended March 31, 2011 in the table above include forward exchange contracts and call option agreements entered into to manage the foreign exchange risk associated with overseas investments.

Fair value of financial instruments—

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values are not included in the table; such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll. Fair value information regarding “Marketable securities and other investments” is disclosed in note 7.

	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,166,783	¥4,386,409	¥3,937,935	¥4,178,710

The fair value of long-term debt, including the current portion, is measured at discount rates for similar debt instruments of comparable maturities currently offered by NTT Group, which is classified as Level 2.

The fair value of derivative instruments and amounts recorded in the consolidated balance sheets at March 31, 2012 and 2013 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2012	2013
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥76	¥202
Interest rate swap agreements
Other assets	153	4
Currency swap agreements
Prepaid expenses and other current assets	1,809	1
Other assets	321	21,902

Subtotal	2,359	22,109

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	822	518
Other assets	22	18
Interest rate swap agreements
Other assets	—	92
Currency swap agreements
Prepaid expenses and other current assets	—	1
Other assets	30	—

Subtotal	874	629

Total	¥3,233	¥22,738

	2012	2013
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥304	¥10
Interest rate swap agreements
Other (Current liabilities)	248	196
Other (Long-term liabilities)	728	1,135
Currency swap agreements
Other (Current liabilities)	1,769	3
Other (Long-term liabilities)	—	269

Subtotal	3,049	1,613

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	609	540
Other (Long-term liabilities)	82	101
Interest rate swap agreements
Other (Current liabilities)	168	53
Other (Long-term liabilities)	533	588
Currency swap agreements
Other (Current liabilities)	—	5
Currency option agreements
Other (Current liabilities)	235	40
Other (Long-term liabilities)	861	329

Subtotal	2,488	1,656

Total	¥5,537	¥3,269

Contingent features in derivative instruments—

At March 31, 2013, NTT Group had no material derivative instruments that contain credit risk-related contingent features which would have a material adverse effect on NTT’s consolidated financial position or results of operations.

Concentrations of credit risk—

NTT Group does not have any significant concentration of business transacted with an individual counter-party or groups of counter-parties that could, if suddenly eliminated, severely impact its operations at March 31, 2013.

Financing Receivables	12 Months Ended
Mar. 31, 2013
Financing Receivables

21.    Financing receivables:

NTT Group has certain “Financing receivables” including loans and lease receivables. These financing receivables are mainly held by the financial subsidiaries of NTT. NTT manages these financing receivables by classifying them into “Installment sales receivable,” “Lease receivable,” “Loans receivable,” “Credit receivable” and “Others.”

The allowance for doubtful accounts against financing receivables collectively evaluated for impairment is computed based on each historical bad debt experience. The allowance for doubtful accounts against financing receivables individually evaluated for impairment is computed based on the estimated uncollectible amount based on the analysis of certain individual accounts. In addition, financial receivables that are determined to be uncollectible due to, among other factors, the condition of the debtor are written off at the time of determination.

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
Provision	3,568	(5,924)	(1,238)	2,546	59	(989)
Charge off	(3,688)	(3,673)	(2,481)	(2,740)	(54)	(12,636)
Balance at March 31, 2012	7,473	16,794	8,372	4,683	78	37,400
collectively evaluated for impairment	6,439	7,686	3,935	4,683	6	22,749
individually evaluated for impairment	1,034	9,108	4,437	—	72	14,651
Financing receivable:
Balance at March 31, 2012	336,980	375,506	65,564	223,821	1,439	1,003,310
collectively evaluated for impairment	335,597	363,345	57,233	223,821	1,367	981,363
individually evaluated for impairment	1,383	12,161	8,331	—	72	21,947

	2013
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2012	¥7,473	¥16,794	¥8,372	¥4,683	¥78	¥37,400
Provision	2,900	(2,967)	(1,957)	2,132	29	137
Charge off	(3,558)	(2,547)	(285)	(3,428)	—	(9,818)
Recovery	14	143	24	3	—	184
Balance at March 31, 2013	6,829	11,423	6,154	3,390	107	27,903
collectively evaluated for impairment	6,275	4,375	1,002	3,390	3	15,045
individually evaluated for impairment	554	7,048	5,152	—	104	12,858
Financing receivable:
Balance at March 31, 2013	574,375	347,417	92,624	239,529	442	1,254,387
collectively evaluated for impairment	573,698	338,046	84,294	239,529	338	1,235,905
individually evaluated for impairment	677	9,371	8,330	—	104	18,482

Among financing receivables, the main receivables held by the financial subsidiaries are recognized as being in arrears on the basis of time passed since the payment date. Financing receivables determined to have no prospects for collecting contractual interest on the basis of past due date and other factors are no longer recorded as accruing interest.

Financing receivables on nonaccrual status at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Installment sales receivable	¥434	¥320
Lease receivable	8,922	7,239
Loans receivable	9,251	9,035
Credit receivable	1,342	848
Others	74	240

Total	¥20,023	¥17,682

NTT determines the credit quality of financing receivables on the basis of arrearages of receivables and the conditions of debtors, among other factors. Financing receivables for which arrearages continue over a long period are classified as “nonperforming receivables,” and all other receivables are classified as “performing receivables.” Analysis of the age of the recorded investment in financing receivables at March 31, 2012 and 2013 are as follows:

	2012
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥330,976	¥1,576	¥4,428	¥336,980	¥186
Lease receivable	400,128	3,453	10,368	413,949	1,447
Credit receivable	219,617	2,943	1,342	223,902	—
Others	2,191	5	69	2,265	—

Total	¥952,912	¥7,977	¥16,207	¥977,096	¥1,633

	2012
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥196,056	¥9,372	¥205,428	¥—

	2013
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥569,533	¥1,610	¥3,232	¥574,375	¥649
Lease receivable	381,643	4,429	8,265	394,337	1,026
Credit receivable	236,375	2,306	848	239,529	—
Others	1,883	—	56	1,939	—

Total	¥1,189,434	¥8,345	¥12,401	¥1,210,180	¥1,675

	2013
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥227,050	¥8,672	¥235,722	¥—

NTT Group classifies financing receivables as impaired when, based on current information and events, it is probable that NTT will be unable to collect all amounts due according to the contractual terms of the loan agreement, and identifies such impaired receivables as “Impaired financing receivables.” Impaired financing receivables at March 31, 2012 and 2013 are as follows:

	2012
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥9,071	¥5,236	¥9,071	¥10,405
With no related allowance recorded	¥5	¥—	¥56	¥20

	2013
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥8,337	¥5,281	¥8,337	¥8,584
With no related allowance recorded	¥6	¥—	¥459	¥5

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingent Liabilities

22.    Commitments and contingent liabilities:

The aggregate amount of payments for commitments outstanding at March 31, 2013, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2014	¥346,677
2015	34,691
2016	4,982
2017	1,434
2018	1,099
Thereafter	2,538

Total	¥391,421

Contingent liabilities at March 31, 2013 for loans guaranteed, among other things, amounted to ¥40,949 million.

At March 31, 2013, NTT Group had no material litigation or claims outstanding, pending or threatened against it, which would be expected to have a material adverse effect on NTT’s consolidated financial position or results of operations.

Business Combinations	12 Months Ended
Mar. 31, 2013
Business Combinations

23.    Business Combinations:

There were no significant business combinations for the fiscal year ended March 31, 2012 and 2013.

Business combinations for the fiscal year ended March 31, 2011 were mainly as follows.

Dimension Data—

On October 25, 2010, NTT completed its acquisition of 96.6% of the ordinary shares of Dimension Data Holdings plc, an English public limited company based in the Republic of South Africa whose shares were traded on the London Stock Exchange and the Johannesburg Stock Exchange, by means of a recommended cash offer, for ¥260,571 million. On December 13, 2010, Dimension Data become a wholly-owned subsidiary after NTT acquired the remaining 3.4% of the ordinary shares for ¥9,421 million.

This acquisition is expected to increase NTT’s competitiveness by integrating NTT’s strength in providing managed network services and data centers with Dimension Data’s strength in offering development, operation and maintenance of IT infrastructure.

Acquisition-related costs totaling ¥2,031 million are included in “Selling, general and administrative expenses” in the consolidated statements of income for the year ended March 31, 2011. The business combination of Dimension Data was accounted for by applying the acquisition method. The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Dimension Data.

Millions of yen
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	¥48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangible assets	108,705
Other assets	18,047

Total assets acquired	335,936

Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868

Total liabilities assumed	205,922

Total net assets acquired	130,014

Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488

Acquisition cost	260,571

Amortizable intangible assets acquired of ¥85,521 million consist of customer-related assets having a weighted average useful life of eleven years. Non-amortizable intangible assets acquired of ¥23,170 million consist of trademarks for which useful lives cannot be determined.

Operating revenues and operating income (loss) of Dimension Data and its subsidiaries included in the consolidated statements of operations for the fiscal year ended March 31, 2011 were ¥78,461 million and ¥(813) million, respectively, including the amortization expense for intangible assets and other items of ¥3,011 million noted above. The results of operations of Dimension Data and its subsidiaries are consolidated with the NTT Group on a three months lag period. Therefore, the results of operations of Dimension Data and its subsidiaries for the period from the acquisition date to December 31, 2010 are included in the consolidated statement of income for the fiscal year ended March 31, 2011.

Operating revenues, Operating income, Net income attributable to NTT and Earnings per share for the fiscal years ended March 31, 2011, on an unaudited pro forma basis as though Dimension Data and its subsidiaries had been consolidated as of April 1, 2009, were as follows:

Millions of yen
2011
Operating revenues	¥10,670,714
Operating income	1,225,016
Net income attributable to NTT	514,881
Earnings per share (Yen)	389.13

Keane—

On December 31, 2010, NTT DATA completed its business combination with Keane International Inc., a U.S. based company, for total cash consideration of ¥95,342 million, and Keane became a wholly owned subsidiary of NTT DATA. This acquisition is expected to enable NTT DATA to provide fully integrated IT services in the U.S. in addition to the strong global SAP service capabilities it has built to date. This business combination has been accounted for by applying the acquisition method. The fair values of the assets acquired and liabilities assumed, as well as the resulting goodwill recognized as of the acquisition date were ¥74,786 million, ¥60,843 million and ¥81,399 million, respectively. Certain required disclosures such as pro forma information are not provided due to the immateriality of this business combination. Due to the integration and reorganization of business at NTT DATA group companies in North America, Keane International, Inc. changed its name to NTT DATA International Services, Inc. on January 31, 2012.

Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events	24. Subsequent events: Please see note 13 regarding NTT’s repurchase of its common stock.

Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

YEAR ENDED MARCH 31

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2011:
Allowance for doubtful accounts	¥41,092	¥30,282	¥(25,467)	¥45,907

Fiscal year ended March 31, 2012:
Allowance for doubtful accounts	¥45,907	¥29,840	¥(27,391)	¥48,356

Fiscal year ended March 31, 2013:
Allowance for doubtful accounts	¥48,356	¥24,701	¥(28,096)	¥44,961

*1:	Primarily amounts written off.

		Additions
	Balance at beginning of period	Charged to expenses	Charged to other Accounts(*1)	Deductions(*2)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2011:
Valuation allowance—Deferred tax assets	¥265,850	¥19,985	¥28,511	¥(39,787)	¥274,559

Fiscal year ended March 31, 2012:
Valuation allowance—Deferred tax assets	¥274,559	¥8,165	¥11,651	¥(52,217)	¥242,158

Fiscal year ended March 31, 2013:
Valuation allowance—Deferred tax assets	¥242,158	¥19,287	¥12,920	¥(20,672)	¥253,693

*1:	Charged to other Accounts of Additions in the table above mainly consist of subsidiaries acquired in purchase business combinations and foreign currency translation adjustments.
*2:	Deductions in the table above mainly consist of realization or expiration of operating loss carryforwards.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Presentation of Comprehensive Income

Presentation of Comprehensive Income

Effective April 1, 2012, NTT Group adopted Accounting Standards Update (“ASU”) 2011-05 “Presentation of Comprehensive Income.” This ASU requires comprehensive income to be reported in either a single continuous statement or in two separate but consecutive statements reporting net income and other comprehensive income. In adopting the ASU, NTT Group implemented the two statement approach which has been applied retrospectively for all periods presented.

Basis of Consolidation and Accounting for Investments in Affiliated Companies

Basis of consolidation and accounting for investments in affiliated companies—

The consolidated financial statements include the accounts of NTT, its subsidiaries, and variable interest entities (“VIEs”). All significant intercompany transactions and accounts are eliminated in consolidation.

The fiscal years of certain foreign subsidiaries end on December 31, however any significant subsequent transactions for the period from January 1 to March 31 are reflected in the results of operations of NTT Group.

Investments in affiliated companies where NTT Group has the ability to exercise significant influence over the affiliated companies, but does not have a controlling financial interest, are accounted for under the equity method. NTT evaluates its investments in affiliates for impairment due to declines in value considered to be other than temporary. In performing its evaluations, NTT utilizes various information, as available, including cash flow projections, independent valuations and, if applicable, stock price analysis. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss and a new cost basis in the investment is established.

Use Of Estimates

Use of estimates—

The preparation of NTT’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include revenue recognition, estimated useful lives and recovery of the carrying amount of property, plant and equipment, software and certain other intangible assets, goodwill, investments, employees’ retirement benefit obligations, income tax uncertainties and realizability of deferred tax assets and accrued liabilities for point programs.

Revenue Recognition

Revenue recognition—

Revenues arising from fixed voice related services, mobile voice related services, IP/packet communications services and other services are recognized at the time these services are provided to customers. With regard to revenues from mobile voice related services and IP/packet communications services, monthly billing plans for cellular (FOMA (3G wireless services) and mova (2G wireless services, which were terminated on March 31, 2012)) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. NTT Group introduced a billing arrangement, called “Nikagetsu Kurikoshi” (two-month carry over), in which the unused allowances are automatically carried over up to the following two months. In addition, NTT Group then introduced an arrangement which enables the unused allowances that were carried over for two months to be automatically used to cover the airtime and/or packet fees exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families with between two and ten subscriptions. Out of the unused allowance in a month, NTT Group defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, NTT Group recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are deferred only to the extent of the non-recurring upfront fee amount and are amortized over the same period.

Revenues for expected future usage of telephone cards issued by NTT Group are deferred and are recognized as revenue as of the time they are actually used. The amount of the expected future usage is estimated based on past records of use and experience.

Sales of telecommunication equipment are recognized as income upon delivery of the equipment to purchasers, primarily agent resellers, when title to the product, and the risk and rewards of ownership, have been substantially transferred. Certain commissions paid to purchasers, primarily agent resellers, are recognized as a reduction of sales of telecommunication equipment.

With regard to sales of telecommunication equipment in the mobile communications business, NTT Group enables subscribers to select installment payments over a period of 12 or 24 months. When installment payments are selected, under an agreement entered into among NTT Group, the subscribers and the agent resellers, NTT Group provides financing by providing funds to the agent reseller for the purchase of mobile handsets by the subscriber. NTT Group then includes the current installment for the receivable for the purchased handset in its invoices for basic monthly charges and airtime charges for the installment payment term. Because equipment sales are recognized upon delivery of handsets to agent resellers, the advance payment for the purchased handset to agent resellers and subsequent cash collection of the installment receivable for the purchased handset from subscribers do not have an impact on our equipment sales.

Revenues from system integration services are recognized as work on contracts progress. However, in cases where the contract period is short and the difference in the impact on the financial position and/or results of operations is immaterial, or in cases where it is difficult to make a reasonable estimate on the progress of the contracted work, revenues are recognized upon completion of the contracted services.

Provision for estimated losses on system integration projects, if any, is made in the fiscal period in which the loss becomes evident

Cash and Cash Equivalents, Short-Term Investments

Cash and cash equivalents, short-term investments—

Excess cash is mainly invested in time deposits, marketable bonds of the Japanese Government or commercial paper. Those with original maturities of three months or less are classified as “Cash and cash equivalents” in the consolidated balance sheets. Those with original maturities of longer than three months and remaining maturities of 12 months or less at the end of the fiscal year are classified as “Short-term investments” in the consolidated balance sheets.

Foreign Currency Translation and Transactions

Foreign currency translation and transactions—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end exchange rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of transactions. The resulting translation adjustments are recognized as a component of accumulated other comprehensive income (loss).

Foreign currency receivables and payables are re-measured at appropriate year-end exchange rates and the resulting foreign currency transaction gains or losses are recorded as “Other, net” in the consolidated statements of income.

NTT Group transacts limited business in foreign currencies. The effect of exchange rate fluctuations from the initial transaction date to the settlement date is recorded as “Other, net” in the consolidated statements of income.

Marketable Securities and Other Investments

Marketable securities and other investments—

Unrealized gains and losses on available-for-sale securities, whose fair values are readily determinable, are reported as a component of accumulated other comprehensive income (loss), net of taxes. Equity securities whose fair values are not readily determinable and equity securities for which sales are restricted by contractual requirements are carried at cost. NTT Group periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates there is an impairment that is other than temporary, the security is written down to its estimated fair value. Debt securities designated as held-to-maturity are carried at amortized cost and are reduced to net realizable value for declines in market value unless such declines are deemed to be temporary. Realized gains and losses, which are determined on the average cost method, are reflected in income.

Inventories

Inventories—

Inventories consist of telecommunications equipment to be sold, projects in progress, materials and supplies, which are stated at the lower of cost or market. The cost of telecommunications equipment to be sold and materials is determined on a first-in first-out basis. The cost of projects in progress is mainly attributable to that of software production for customers or that of construction of real estate held for resale, including labor and subcontractors’ cost base. The cost of supplies is determined by the average cost method or by the specific identification method. Due to the rapid technological changes associated with the wireless communications business, NTT DOCOMO recognized losses on write-downs and disposals of obsolete handsets during the fiscal years ended March 31, 2011, 2012 and 2013 totaling ¥9,821 million, ¥14,651 million and ¥12,662 million, respectively, which are included in “Cost of equipment sold” in the consolidated statements of income.

Property, Plant and Equipment and Depreciation

Property, plant and equipment and depreciation—

Property, plant and equipment are stated at cost. Depreciation is computed principally using a declining-balance method at rates based on estimated useful lives of the assets with the exception of buildings for which the straight-line method is generally used. With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Depreciation expense is computed based on the total depreciable amount, which is cost, net of estimated residual value. Maintenance and repairs, including minor renewals and betterments, are charged to income as incurred.

Capitalized Interest

Capitalized interest—

Interest is capitalized where it relates to the construction of property, plant and equipment over the period of construction. NTT Group also capitalizes interest associated with the development of internal-use software. NTT Group amortizes such capitalized interest over the estimated useful lives of the related assets. Total interest costs incurred were ¥58,826 million, ¥59,913 million and ¥58,267 million, of which ¥3,559 million, ¥3,587 million and ¥3,928 million were capitalized for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Impairment of Long-Lived Assets

Impairment of long-lived assets—

Long-lived assets to be held and used, including property, plant and equipment, software and certain other intangible assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying amount of the asset, the loss recognized is the amount by which the carrying amount of the asset exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary. Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell. NTT Group considered the Great East Japan Earthquake as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on property, plant and equipment in relation thereto.

Goodwill, Software and Other Intangible Assets

Goodwill, Software and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and recognized. Goodwill is not amortized, but tested for impairment at least annually and more frequently when indicators of impairment are present. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for that reporting unit and NTT Group must perform the second step of the impairment test (measurement). Fair values of the reporting units are determined using a discounted cash flow analysis, among other methods. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying amount, the second step does not need to be performed.

In September 2011, the FASB issued ASU 2011-08 “Testing Goodwill for Impairment.” This ASU permits an entity to make a qualitative assessment before applying the two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. NTT group adopted this guidance in 2012.

NTT Group considered the Great East Japan Earthquake, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on goodwill in relation thereto.

Intangible assets other than goodwill primarily consist of computer software. NTT Group capitalizes the cost of internal-use software, which has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized computer software costs are amortized on a straight-line basis over a period of generally five years.

The intangible assets with indefinite lives are not amortized, but tested for impairment on an annual basis and when indicators of impairment are present.

Income Taxes

Income taxes—

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and the tax bases of assets or liabilities and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates, which are expected to be applicable during the periods in which existing temporary differences reverse and loss carryforwards are utilizable. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Details of such effects are described in note 11.

A valuation allowance is recognized to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The effect of income tax positions are recognized only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Derivative Financial Instruments

Derivative financial instruments—

NTT Group uses several types of derivative financial instruments to manage foreign currency exchange rate and interest rate risks. NTT Group does not use derivative instruments for trading or speculative purposes.

All derivatives are recognized as either assets or liabilities in the balance sheet at fair value and are reported in “Prepaid expenses and other current assets,” “Other assets,” “Current liabilities—Other” and “Long-term liabilities—Other” in the consolidated balance sheets. Classification of each derivative as current or non-current is based upon whether the maturity of each instrument is less than or greater than 12 months. Changes in fair value of derivative financial instruments are either recognized in income or shareholders’ equity (as a component of accumulated other comprehensive income (loss)), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.

The fair values of forward exchange contracts, interest rate swap agreements, and currency swap agreements are measured by inputs derived principally from observable market data provided by financial institutions.

For derivatives classified as fair value hedges, changes in the fair value of derivatives designated and effective as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.

For derivatives classified as cash flow hedges, changes in the fair value of derivatives designated and effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings.

From time to time, however, NTT Group may enter into derivatives that economically hedge certain of its risks, even though hedge accounting does not apply. In these cases, changes in the fair values of these derivatives are recognized in current period earnings.

NTT Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedging transactions. This process includes linking all derivatives that are designated as fair value or cash flow hedges to (1) specific assets or liabilities on the balance sheet or (2) specific firm commitments or forecasted transactions. NTT Group also assesses (both at the hedge’s inception and on an ongoing basis at least quarterly) whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not highly effective as a hedge, NTT Group discontinues hedge accounting. The amounts representing hedges’ ineffectiveness and the component of derivative instruments’ gain or loss excluded from the assessment of hedge effectiveness are reported as “Other, net” in the consolidated statements of income.

Cash flows from financial instruments accounted for as hedges are classified in the consolidated statements of cash flows under the same category as the items being hedged.

Earnings Per Share

Earnings per share—

Basic earnings per share (“EPS”) is computed based on the average number of shares outstanding during the year and is appropriately adjusted for any free distribution of common stock. Diluted EPS assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock. Since NTT did not issue dilutive securities, there is no difference between basic EPS and diluted EPS.

Variable Interest Entities (VIEs)

Variable Interest Entities—

NTT consolidates VIEs if NTT has both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

VIEs with assets totaling approximately ¥223 billion and ¥221 billion as of March 31, 2012 and 2013, respectively, which were established to develop and lease real estate for rental, and VIEs with assets totaling approximately ¥2 billion and ¥2 billion as of March 31, 2012 and 2013, respectively, which were established to lease software, for the purpose of securitization of mainly real estate and software, have been recognized and consolidated as VIEs in which NTT Group is the primary beneficiary.

Assets and liabilities of VIEs established to develop and lease real estate and to lease software at March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	2012
	Develop and lease real estate(*1,2)	Lease software
	Millions of yen
Current assets	¥15,644	¥16
Property, plant and equipment	201,735	2,463
Investments and other assets	5,935	2
Current liabilities	3,411	129
Long-term liabilities	121,321	874

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,825 million and “Long-term debt (excluding current portion)” totaling ¥87,338 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” above are secured by the Company’s land and buildings totaling ¥250,824 million.

	2013
	Develop and lease real estate(*1,2)	Lease software
	Millions of yen
Current assets	¥20,477	¥17
Property, plant and equipment	198,255	2,277
Investments and other assets	2,197	1
Current liabilities	64,243	883
Long-term liabilities	54,751	—

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥62,257 million and “Long-term debt” totaling ¥20,701 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the Company’s land and buildings totaling ¥247,114 million.

There is no VIE in which NTT Group holds a significant variable interest but is not the primary beneficiary as of March 31, 2013.

Asset Retirement Obligations

Asset Retirement Obligations—

NTT Group’s legal obligations associated with the retirement of tangible long-lived assets are recorded as liabilities, measured at fair value, when those obligations are incurred if a reasonable estimate of fair value can be made. Upon initially recognizing liabilities for asset retirement obligations, an entity must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived assets.

NTT Group’s asset retirement obligations primarily relate to obligations to restore leased land and buildings for NTT Group’s telecommunications equipment to their original condition. NTT’s estimates of the fair value of these liabilities and has concluded that the amount is immaterial.

Employees' Retirement Benefits

Employees’ retirement benefits—

NTT recognizes the funded status of its benefit plan, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income (loss) during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are currently accrued. Prior service cost and net actuarial loss in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets, both of which are included in “Accumulated other comprehensive income (loss),” are amortized over the expected average remaining service period of employees on a straight-line basis.

Accrued Liabilities for Point Programs

Accrued liabilities for point programs—

NTT Group grants “points” to customers based on the usage of mobile, FLET’S Hikari and other services, which provide benefits, including discounts on merchandise, and records “Accrued liabilities for point programs” relating to the points that customers earn.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives Of Depreciable Properties

With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software

Assets and liabilities of VIEs established to develop and lease real estate and to lease software at March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	2012
	Develop and lease real estate(*1,2)	Lease software
	Millions of yen
Current assets	¥15,644	¥16
Property, plant and equipment	201,735	2,463
Investments and other assets	5,935	2
Current liabilities	3,411	129
Long-term liabilities	121,321	874

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,825 million and “Long-term debt (excluding current portion)” totaling ¥87,338 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” above are secured by the Company’s land and buildings totaling ¥250,824 million.

	2013
	Develop and lease real estate(*1,2)	Lease software
	Millions of yen
Current assets	¥20,477	¥17
Property, plant and equipment	198,255	2,277
Investments and other assets	2,197	1
Current liabilities	64,243	883
Long-term liabilities	54,751	—

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥62,257 million and “Long-term debt” totaling ¥20,701 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the Company’s land and buildings totaling ¥247,114 million.

Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Transactions with Affiliated Companies

Transactions with affiliated companies for each of the three years in the period ended March 31, 2013 and the related balances at March 31, 2012 and 2013 were as follows:

	2011	2012	2013
	Millions of yen
Operating revenues	¥23,145	¥25,788	¥26,001

Operating expenses	¥105,682	¥104,435	¥105,295

Receivables		¥14,225	¥17,257

Payables		¥83,559	¥89,623

Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Cash and Cash Equivalents

Cash and cash equivalents at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Cash	¥672,018	¥518,555
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	210,972	69,989
Time deposits, certificates of deposit and other	137,153	372,889

Total	¥1,020,143	¥961,433

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Inventories

Inventories at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Telecommunications equipment to be sold and materials	¥160,482	¥179,499
Projects in progress	101,052	86,382
Supplies	67,839	84,840

Total	¥329,373	¥350,721

Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-For-Sale and Held-To-Maturity Securities

The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥133,440	¥59,965	¥12,638	¥180,767
Debt securities	44,757	621	793	44,585
Held-to-maturity:
Commercial paper*	259,953	—	—	259,953
Other debt securities	4,604	11	2	4,613

Total	¥442,754	¥60,597	¥13,433	¥489,918

*	Commercial paper are considered “Cash and cash equivalents” totaling ¥199,979 million and “Short-term investments” totaling ¥59,974 million.

	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥268,551	¥266,993	¥1,863	¥533,681
Debt securities	47,721	1,256	481	48,496
Held-to-maturity:
Commercial paper*	69,989	—	—	69,989
Other debt securities	4,662	33	—	4,695

Total	¥390,923	¥268,282	¥2,344	¥656,861

*	Commercial paper are considered “Cash and cash equivalents” totaling ¥69,989 million.

Loss on Investments

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥43,049	¥11,481	¥3,382	¥1,157
Debt securities	983	320	4,612	473
Held-to-maturity:
Debt securities	198	2	—	—

	March 31, 2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥4,524	¥1,162	¥2,440	¥701
Debt securities	4,852	231	865	250
Held-to-maturity:
Debt securities	—	—	—	—

Schedule of Proceeds and Gross Realized Gains and Losses

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2013 are as follows:

	2011	2012	2013
	Millions of yen
Proceeds	¥15,749	¥9,995	¥4,433
Gross realized gain	3,248	5,559	2,264
Gross realized loss	401	532	37

Maturities of Debt Securities Classified as Held-To-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2012 and 2013 are as follows.

	March 31, 2012		March 31, 2013
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥260,753	¥260,753	¥69,999	¥69,999
Due after 1 year through 5 years	2,335	2,346	3,217	3,238
Due after 5 years through 10 years	1,166	1,166	1,033	1,033
Due after 10 years	303	301	402	414

Total	¥264,557	¥264,566	¥74,651	¥74,684

Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Goodwill by Reportable Segment

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526
Goodwill acquired during year	5,316	7,256	28,927	—	41,499
Impairment losses	—	—	(4,764)	—	(4,764)
Foreign currency translation adjustments	(10,020)	(1,539)	(1,277)	—	(12,836)
Other	(5)		—	—	(5)

Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420

	2013
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420
Goodwill acquired during year	17,854	20,263	2,440	—	40,557
Impairment losses	(23,042)	(7,281)	—	—	(30,323)
Foreign currency translation adjustments	22,906	3,779	19,160	—	45,845
Other	—	(3,283)	—	—	(3,283)

Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216

Schedule of Major Components of Software and Other Intangible Assets

The following table displays the major components of software and other intangible assets as of March 31, 2012 and 2013.

	2012	2013
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,565,146	¥5,709,739
Rights to use utility facilities	335,998	335,578
Other	274,031	316,056
Accumulated amortization	(4,594,801)	(4,774,253)

Total amortizable intangible assets	1,580,374	1,587,120

Non-amortizable intangible assets:
Trademarks and trade names	27,946	31,834

Total non-amortizable intangible assets	27,946	31,834

Total	¥1,608,320	¥1,618,954

Estimated Aggregate Amortization Expenses for Intangible Assets during Next Five Years

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2014	¥467,409
2015	373,713
2016	273,933
2017	179,424
2018	101,622

Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Short-Term Borrowings

Short-term borrowings at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.54% and 0.34% per annum at March 31, 2012 and 2013, respectively	¥50,259	¥47,409
Commercial paper bearing interest at weighted average rates of 0.11% per annum at March 31, 2012	20,000	—
Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	13,248	30,046

Total short-term debt	¥83,507	¥77,455

Schedule of Long-Term Debt

Long-term debt at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Debt denominated in Japanese yen:
0.21% – 2.06% coupon bonds due 2013 – 2031	¥2,114,079	¥1,887,207
0.42% floating rate bond due 2022	100	100
Secured indebtedness to financial institutions—
1.82% (weighted average) loans due 2014 – 2029	38,545	23,115
Unsecured indebtedness to financial institutions—
1.30% (weighted average) loans due 2013 – 2032	1,737,031	1,635,348
0.44% (weighted average) floating rate loans due 2013 – 2022	87,588	86,474

	3,977,343	3,632,244

Debt denominated in foreign currencies:
1.40% – 2.15% U.S. dollar notes due 2017 – 2020	—	166,338
Swiss franc bonds	73,568	—
Unsecured indebtedness to financial institutions—
2.27% (weighted average) U.S. dollar loans due 2013 – 2032	15,352	16,004
0.65% (weighted average) U.S. dollar floating rate loans due 2013 – 2027	70,850	92,242
17.37% (weighted average) South African Rand loans due 2018	12,309	12,193
Other loans due 2013 – 2028	17,749	19,424

	189,828	306,201

Total long-term debt principal	4,167,171	3,938,445
Less—Deferred bond discounts	(388)	(510)

	4,166,783	3,937,935
Less—Current portion	(656,963)	(703,304)

Total long-term debt	¥3,509,820	¥3,234,631

Schedule of Maturities of Long-Term Debt

The balance of long-term debt as of March 31, 2013, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2014 to the fiscal year ending March 31, 2018 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2014	¥703,304
2015	413,115
2016	369,276
2017	327,473
2018	569,063
Thereafter	1,555,704

Total	¥3,937,935

Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2013
Non Contributory Funded Contract Type Corporate Pension Plans
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2012 and 2013. NTT uses a March 31 measurement date.

	2012	2013
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,094,807	¥2,037,901
Service cost	72,542	72,628
Interest cost	40,840	37,511
Plan amendment	197	178
Actuarial loss (gain)	21,493	36,155
Other	12,594	3,027
Benefit payments (Lump-sum severance payments and Pension)	(204,572)	(174,476)

Benefit obligation, end of year	2,037,901	2,012,924

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,086,800	1,072,879
Actual return on plan assets	25,372	98,448
Employer contributions	69,851	66,736
Other	3,588	1,600
Benefit payments (Pension)	(112,732)	(114,498)

Fair value of plan assets, end of year	1,072,879	1,125,165

At March 31:
Under funded status	¥(965,022)	¥(887,759)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2012	2013
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(965,068)	¥(887,816)
Other assets	46	57
Accumulated other comprehensive loss (income)	330,090	277,469

Net amount recognized	¥(634,932)	¥(610,290)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2012	2013
	Millions of yen
At March 31:
Net actuarial loss	¥356,081	¥298,130
Transition obligation	943	776
Prior service cost(*)	(26,934)	(21,437)

Total	¥330,090	¥277,469

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets in Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
At March 31:
Projected benefit obligation	¥2,037,514	¥2,012,842
Fair value of plan assets	1,072,776	1,125,027

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets in Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,017,684	¥1,987,813
Fair value of plan assets	1,072,776	1,125,027

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2013 included the following components:

	2011	2012	2013
	Millions of yen
Service cost	¥75,251	¥72,542	¥72,628
Interest cost on projected benefit obligation	43,854	40,840	37,511
Expected return on plan assets	(24,819)	(21,562)	(21,179)
Amortization of net actuarial loss	11,936	16,624	16,891
Amortization of transition obligation	169	169	167
Amortization of prior service cost	(22,279)	(15,738)	(5,266)

Total	¥84,112	¥92,875	¥100,752

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥17,681	¥(41,114)
Amortization of net actuarial loss	(16,624)	(16,891)
Amortization of transition obligation	(169)	(167)
Accrued past service liability	173	178
Amortization of prior service cost	15,738	5,266
Other	3,146	107

Total	¥19,945	¥(52,621)

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2011	2012	2013
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	2.4-3.4%	2.4-3.4%	2.4-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	1.9-3.2%	2.4-3.4%	2.4-3.4%
Expected long-term return on plan assets	2.3%	2.0%	2.0%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥6,226	¥6,226	—	—

Debt securities
Japanese government bonds/local government bonds	367,251	354,172	13,079	—
Domestic corporate bonds	112,217	—	112,217	—
Foreign government bonds	84,180	82,886	1,294	—
Foreign corporate bonds	4,060	306	3,754	—

Equity securities
Domestic	130,239	130,239	—	—
Foreign	85,101	85,101	—	—

Securities investment trust
Domestic/debt securities	13,179	—	13,179	—
Domestic/equity securities	11,064	—	11,064	—
Foreign/debt securities	7,845	—	7,845	—
Foreign/equity securities	10,683	—	10,683	—

Pooled funds	89,983	—	89,983	—

Life insurance company general accounts	148,643	—	148,643	—

Others	2,208	—	10	2,198

Total	¥1,072,879	¥658,930	¥411,751	¥2,198

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,372	¥9,372	—	—

Debt securities
Japanese government bonds/local government bonds	393,379	381,676	11,703	—
Domestic corporate bonds	104,626	—	104,626	—
Foreign government bonds	86,897	37,786	49,111	—
Foreign corporate bonds	3,124	216	2,908	—

Equity securities
Domestic	137,846	137,781	65	—
Foreign	89,903	89,879	—	24

Securities investment trust
Domestic/debt securities	13,505	—	13,505	—
Domestic/equity securities	12,233	—	12,233	—
Foreign/debt securities	8,366	—	8,366	—
Foreign/equity securities	10,367	—	10,367	—

Pooled funds	102,896	—	102,896	—

Life insurance company general accounts	150,375	—	150,375	—

Others	2,276	—	91	2,185

Total	¥1,125,165	¥656,710	¥466,246	¥2,209

Schedule of Estimated Future Benefit Payments	The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2014	¥135,073
2015	136,279
2016	138,105
2017	135,848
2018	148,478
2019-2023	599,184

Total	¥1,292,967

NTT CDBP
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2012 and 2013. NTT uses a March 31 measurement date.

	2012	2013
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,426,059	¥1,467,064
Service cost	37,896	37,647
Interest cost	27,980	27,260
Actuarial loss (gain)	(48)	98,532
Other	2,235	790
Benefit payments	(27,058)	(30,202)

Benefit obligation, end of year	1,467,064	1,601,091

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	898,141	897,247
Actual return on plan assets	12,654	104,996
Employer contributions	7,542	7,236
Employee contributions	3,567	3,573
Other	2,401	486
Benefits payments	(27,058)	(30,202)

Fair value of plan assets, end of year	897,247	983,336

At March 31:
Under funded status	¥(569,817)	¥(617,755)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2012	2013
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(569,817)	¥(617,755)
Accumulated other comprehensive loss	178,539	181,536

Net amount recognized	¥(391,278)	¥(436,219)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2012	2013
	Millions of yen
At March 31:
Net actuarial loss	¥183,549	¥183,359
Prior service cost(*)	(5,010)	(1,823)

Total	¥178,539	¥181,536

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2013 included the following components:

	2011	2012	2013
	Millions of yen
Service cost	¥36,591	¥37,896	¥37,647
Interest cost on projected benefit obligation	27,866	27,980	27,260
Expected return on plan assets	(22,858)	(21,901)	(21,743)
Amortization of net actuarial loss	12,488	17,232	15,982
Amortization of prior service cost	(4,526)	(3,857)	(3,187)
Employee contributions	(3,615)	(3,567)	(3,573)

Total	¥45,946	¥53,783	¥52,386

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥9,199	¥15,279
Amortization of net actuarial loss	(17,232)	(15,982)
Amortization of prior service cost	3,857	3,187
Other	4	513

Total	¥(4,172)	¥2,997

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2011	2012	2013
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	3.4%	3.4%	3.9%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥5,650	¥5,650	—	—

Debt securities
Japanese government bonds/local government bonds	256,288	247,161	9,127	—
Domestic corporate bonds	81,363	—	81,363	—
Foreign government bonds	60,576	59,927	649	—
Foreign corporate bonds	2,417	123	2,294	—

Equity securities
Domestic	154,912	154,899	13	—
Foreign	94,772	94,772	—	—

Securities investment trust
Domestic/debt securities	14,997	—	14,997	—
Domestic/equity securities	19,660	—	19,660	—
Foreign/debt securities	12,547	—	12,547	—
Foreign/equity securities	13,831	—	13,831	—

Pooled funds	114,020	—	114,020	—

Life insurance company general accounts	61,529	—	61,529	—

Others	4,685	—	(2)	4,687

Total	¥897,247	¥562,532	¥330,028	¥4,687

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,245	¥7,245	—	—

Debt securities
Japanese government bonds/local government bonds	290,222	281,605	8,617	—
Domestic corporate bonds	82,001	—	82,001	—
Foreign government bonds	65,432	29,090	36,342	—
Foreign corporate bonds	1,672	60	1,612	—

Equity securities
Domestic	182,455	182,326	129	—
Foreign	104,945	104,865	—	80

Securities investment trust
Domestic/debt securities	16,726	—	16,726	—
Domestic/equity securities	22,944	—	22,944	—
Foreign/debt securities	14,274	—	14,274	—
Foreign/equity securities	14,586	—	14,586	—

Pooled funds	114,828	—	114,828	—

Life insurance company general accounts	62,246	—	62,246	—

Others	3,760	—	14	3,746

Total	¥983,336	¥605,191	¥374,319	¥3,826

Schedule of Estimated Future Benefit Payments

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2014	¥34,749
2015	41,721
2016	44,563
2017	46,918
2018	48,894
2019-2023	264,905

Total	¥481,750

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Income Taxes Recognized

Total income taxes recognized for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	Millions of yen
Income from continuing operations	¥475,592	¥587,793	¥481,229
Equity in earnings (losses) of affiliated companies	(1,027)	(4,540)	(8,407)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(1,306)	(580)	77,297
Unrealized gain (loss) on derivative instruments	(1,302)	459	(103)
Foreign currency translation adjustments	(12,818)	(15,622)	21,461
Pension liability adjustments	(49,557)	(5,920)	12,924

Total income taxes	¥409,582	¥561,590	¥584,401

Schedule of Difference between Effective Income Tax Rate and Statutory Tax Rate

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2011	2012	2013
Statutory tax rate	40.65%	40.65%	37.98%
Expenses not deductible for tax purposes	0.07	0.39	1.03
Tax credit	(1.61)	(1.47)	(1.61)
Net change in valuation allowance	0.59	(0.27)	0.95
Effect of changes in the enacted tax rates	—	6.99	0.75
Other	0.75	1.14	0.97

Effective tax rate	40.45%	47.43%	40.07%

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥558,175	¥543,115
Accrued enterprise tax	17,215	21,045
Property, plant and equipment and intangible assets principally due to differences in depreciation	386,961	382,626
Compensated absences	96,101	94,207
Accrued bonus	42,895	41,941
Unamortized purchases of leased assets	9,152	7,956
Operating loss carryforwards	149,813	170,523
Accrued liabilities for loyalty programs	97,536	80,389
Deferred revenues regarding Nikagetsu Kurikoshi	20,794	16,769
Foreign currency translation adjustments	36,812	20,085
Other	151,627	163,289

Total gross deferred tax assets	1,567,081	1,541,945
Less—Valuation allowance	(242,158)	(253,693)

Total deferred tax assets	1,324,923	1,288,252

Deferred tax liabilities:
Unrealized gains on securities	(5,843)	(85,761)
Investment in subsidiary, principally arising upon issuance of stock	(303,363)	(301,832)
Other	(172,997)	(185,700)

Total gross deferred tax liabilities	(482,203)	(573,293)

Net deferred tax assets	¥842,720	¥714,959

Schedule of Net Deferred Tax Assets

Net deferred tax assets at March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	2012	2013
	Millions of yen
Deferred income taxes (current assets)	¥223,021	¥224,194
Deferred income taxes (investments and other assets)	789,293	694,361
Other current liabilities	(3)	(4,772)
Deferred income taxes (long-term liabilities)	(169,591)	(198,824)

Total	¥842,720	¥714,959

Schedule of Deductions Used in Determining Taxable Income in Future Periods

At March 31, 2013, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥660,750 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥199,867
6 to 20 years	379,745
Indefinite periods	81,138

Total	¥660,750

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2012
Millions of yen
Balance at March 31, 2011	¥5,437
Increase in tax position of current year	632
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)

Balance at March 31, 2012	¥4,535

2013
Millions of yen
Balance at March 31, 2012	¥4,535
Increase in tax position of current year	450
Decrease in tax position of prior year	(1,080)
Settlements	—
Foreign currency translation adjustments	451

Balance at March 31, 2013	¥4,356

Equity (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Change in Shares of Common Stock and Treasury Stock

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)
Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812
Acquisition of treasury stock under resolution of the board of directors	—	38,382,300
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	17,631
Resale of treasury stock to holders of less-than-one-unit shares	—	(9,140)
Cancellation of treasury stock under resolution of the board of directors	—	—

Balance at March 31, 2013	1,323,197,235	137,822,603

Schedule of Accumulated Other Comprehensive Income (Loss)

An analysis of the changes for the fiscal years ended March 31, 2011, 2012 and 2013 in accumulated other comprehensive income (loss) is shown below:

	2011	2012	2013
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥33,128	¥28,973	¥35,599
Current period other comprehensive income (loss) attributable to NTT	(4,155)	6,626	118,689

At end of year	¥28,973	¥35,599	¥154,288

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥686	¥(957)	¥(1,892)
Current period other comprehensive income (loss) attributable to NTT	(1,643)	(935)	(687)

At end of year	¥(957)	¥(1,892)	¥(2,579)

Foreign currency translation adjustments:
At beginning of year	¥(8,478)	¥(41,248)	¥(96,172)
Current period other comprehensive income (loss) attributable to NTT	(32,770)	(54,924)	92,840

At end of year	¥(41,248)	¥(96,172)	¥(3,332)

Pension liability adjustments:
At beginning of year	¥(214,942)	¥(290,476)	¥(295,378)
Current period other comprehensive income (loss) attributable to NTT	(75,534)	(4,902)	39,525

At end of year	¥(290,476)	¥(295,378)	¥(255,853)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(189,606)	¥(303,708)	¥(357,843)
Current period other comprehensive income (loss) attributable to NTT	(114,102)	(54,135)	250,367

At end of year	¥(303,708)	¥(357,843)	¥(107,476)

Schedule of Change in Unrealized Gain (Loss) on Securities

The following table provides the details of change in unrealized gain (loss) on securities (net of tax) for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(19,186)	¥(13,152)
Less—Reclassification adjustment for realized (gain) loss included in net income	11,589	6,861

Net change in unrealized gain (loss) on securities	(7,597)	(6,291)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥6,364	¥7,686
Less—Reclassification adjustment for realized (gain) loss included in net income	1,294	552

Net change in unrealized gain (loss) on securities	7,658	8,238

	2013
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥215,207	¥141,379
Less—Reclassification adjustment for realized (gain) loss included in net income	8,939	5,470

Net change in unrealized gain (loss) on securities	224,146	146,849

Schedule of Change in Unrealized Gain (Loss) on Derivative Instruments

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(3,985)	¥(2,214)
Less—Reclassification adjustment for realized (gain) loss included in net income	1,150	681

Net change in unrealized gain (loss) on derivative instruments	(2,835)	(1,533)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(2,605)	¥(2,753)
Less—Reclassification adjustment for realized (gain) loss included in net income	833	522

Net change in unrealized gain (loss) on derivative instruments	(1,772)	(2,231)

	2013
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(7,339)	¥(6,345)
Less—Reclassification adjustment for realized gain loss included in net income	2,480	1,589

Net change in unrealized gain (loss) on derivative instruments	(4,859)	(4,756)

Schedule of Changes in Pension Liability

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	Millions of yen
Net gain (loss) arising during period, before tax	¥(127,367)	¥(26,465)	¥25,126
Prior service cost arising during period before tax	79	(173)	(178)

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	24,492	33,883	32,917
Amortization of transition obligation	184	172	168
Amortization of prior service cost	(26,811)	(19,601)	(8,464)
Other	(637)	(2,278)	(187)

Change of pension liability adjustments during the year, before tax	(130,060)	(14,462)	49,382

Income tax expense related to pension liability adjustments	49,557	5,920	(12,924)

Other comprehensive income (loss)	(80,503)	(8,542)	36,458

Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2011, 2012 and 2013 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

For the fiscal year ended March 31, 2012:
Unrealized gain (loss) on securities	¥7,658	¥580	¥8,238
Unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)
Foreign currency translation adjustments	(84,991)	15,622	(69,369)
Pension liability adjustments	(14,462)	5,920	(8,542)

Other comprehensive income (loss)	¥(93,567)	¥21,663	¥(71,904)

For the fiscal year ended March 31, 2013:
Unrealized gain (loss) on securities	¥224,146	¥(77,297)	¥146,849
Unrealized gain (loss) on derivative instruments	(4,859)	103	(4,756)
Foreign currency translation adjustments	136,200	(21,461)	114,739
Pension liability adjustments	49,382	(12,924)	36,458

Other comprehensive income (loss)	¥404,869	¥(111,579)	¥293,290

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013 are as follows:

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥81,850	¥81,747	¥103	¥—
Foreign equity securities	98,917	98,917	—	—
Domestic debt securities	32,516	6,272	23,516	2,728
Foreign debt securities	12,069	419	11,650	—
Derivatives:
Forward exchange contracts	920	—	920	—
Interest rate swap agreements	153	—	153	—
Currency swap agreements	2,160	—	2,160	—

Liabilities
Derivatives:
Forward exchange contracts	995	—	995	—
Interest rate swap agreements	1,676	—	1,676	—
Currency swap agreements	1,769	—	1,769	—
Currency option agreements	¥1,096	¥—	¥1,096	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2013
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥94,592	¥94,482	¥110	¥—
Foreign equity securities	439,089	439,089	—	—
Domestic debt securities	31,125	5,023	22,629	3,473
Foreign debt securities	17,371	5	17,366	—
Derivatives:
Forward exchange contracts	737	—	737	—
Interest rate swap agreements	96	—	96	—
Currency swap agreements	21,905	—	21,905	—

Liabilities
Derivatives:
Forward exchange contracts	652	—	652	—
Interest rate swap agreements	1,972	—	1,972	—
Currency swap agreements	277	—	277	—
Currency option agreements	¥369	¥—	¥369	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Schedule of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,896	¥—	¥—	¥1,896	¥1,015
Cost method investments	418	—	—	418	1,153
Goodwill	5,103	—	—	5,103	4,764
Long-lived assets	5,014	—	—	5,014	9,555

	2013
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥1,585	¥—	¥—	¥1,585	¥538
Investments in affiliated companies	132,010	—	—	132,010	25,913
Cost method investments	313	—	—	313	1,287
Goodwill	13,500	—	—	13,500	30,323
Long-lived assets	2,418	—	—	2,418	5,416

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Operating Revenue

Operating revenue:

Year Ended March 31	2011	2012	2013
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,529,551	¥3,306,656	¥3,203,926
Intersegment	497,657	458,115	454,291

Total	4,027,208	3,764,771	3,658,217
Long distance and international communications business—(*)
External customers	1,223,429	1,573,150	1,554,706
Intersegment	109,223	105,506	103,241

Total	1,332,652	1,678,656	1,657,947
Mobile communications business—
External customers	4,191,795	4,211,099	4,431,032
Intersegment	32,478	28,904	39,090

Total	4,224,273	4,240,003	4,470,122
Data communications business—
External customers	1,031,107	1,108,212	1,154,143
Intersegment	132,081	143,598	149,373

Total	1,163,188	1,251,810	1,303,516
Other—
External customers	329,121	308,245	356,933
Intersegment	791,146	780,794	900,644

Total	1,120,267	1,089,039	1,257,577
Elimination	(1,562,585)	(1,516,917)	(1,646,639)

Consolidated operating revenue	¥10,305,003	¥10,507,362	¥10,700,740

(*)	The operating revenues (External customers and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2012 and 2013 include Dimension Data’s operating revenues of ¥465,729 million and ¥461,559 million, respectively.

Schedule of Segment Profit

Segment profit:

Year Ended March 31	2011	2012	2013
	Millions of yen
Segment profit:
Regional communications business	¥127,252	¥86,906	¥92,515
Long distance and international communications business	97,089	116,669	121,293
Mobile communications business	839,102	876,406	836,446
Data communications business	76,978	71,542	85,818
Other	44,857	56,857	53,576

Total segment profit	1,185,278	1,208,380	1,189,648
Elimination	29,631	14,586	12,320

Consolidated operating income	1,214,909	1,222,966	1,201,968
Other income	73,829	103,737	96,448
Other expenses	112,941	87,373	97,317

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,175,797	¥1,239,330	¥1,201,099

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥77	¥93	¥153
Long distance and international communications business	432	900	594
Mobile communications business	(9,913)	(14,231)	(22,091)
Data communications business	91	27	96
Other	10,983	10,225	11,117

Consolidated total	¥1,670	¥(2,986)	¥(10,131)

Schedule of Segment Assets

Segment assets:

As of March 31	2011	2012	2013
	Millions of yen
Segment Assets:
Regional communications business	¥7,659,004	¥7,456,797	¥7,334,964
Long distance and international communications business	1,770,589	1,770,522	1,934,211
Mobile communications business	6,945,024	7,090,883	7,518,323
Data communications business	1,502,352	1,515,686	1,597,446
Other	10,009,775	9,924,722	10,283,920

Total segment assets	27,886,744	27,758,610	28,668,864
Elimination	(8,221,148)	(8,368,911)	(9,015,175)

Consolidated total assets	¥19,665,596	¥19,389,699	¥19,653,689

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See note 8.

Schedule of Other Significant Items

Other significant items:

Year Ended March 31	2011	2012	2013
	Millions of yen
Depreciation and amortization:
Regional communications business	¥847,483	¥816,307	¥794,192
Long distance and international communications business	134,423	137,176	142,309
Mobile communications business	698,690	688,518	701,658
Data communications business	148,404	140,075	137,961
Other	127,419	122,728	117,505

Total segment	1,956,419	1,904,804	1,893,625
Elimination	6,115	5,894	5,620

Consolidated total	¥1,962,534	¥1,910,698	¥1,899,245

Capital investments for segment assets:
Regional communications business	¥806,953	¥811,803	¥785,929
Long distance and international communications business	135,452	152,348	147,503
Mobile communications business	668,476	726,833	753,660
Data communications business	139,070	133,966	122,113
Other	120,155	121,660	160,770

Consolidated total	¥1,870,106	¥1,946,610	¥1,969,975

Point program expenses:
Regional communications business	¥7,760	¥5,615	¥5,801
Long distance and international communications business	2,145	2,166	1,321
Mobile communications business	126,847	95,790	74,651

Consolidated total	¥136,752	¥103,571	¥81,773

Goodwill impairment losses:
Long distance and international communications business	¥—	¥—	¥23,042
Mobile communications business	—	—	7,281
Data communications business	1,912	4,764	—

Consolidated total	¥1,912	¥4,764	¥30,323

Leases (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Capital Leased Assets

Assets acquired under capital leases at March 31, 2012 and 2013 were as follows:

Class of property	2012	2013
	Millions of yen
Buildings	¥8,339	¥9,938
Machinery, vehicles and tools	91,773	81,497
Accumulated depreciation	(57,293)	(49,847)

Total	¥42,819	¥41,588

Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2013 are as follows:

Year ending March 31	Millions of yen
2014	¥19,661
2015	15,372
2016	11,343
2017	7,493
2018	4,109
Thereafter	7,229

Total minimum lease payments	65,207
Less—Amount representing interest	(12,585)

Present value of net minimum lease payments	52,622
Less—Current obligation	(16,368)

Long-term capital lease obligations	¥36,254

Schedule of Future Minimum Rental Payments for Operating Leases

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2013 are as follows.

Year ending March 31	Millions of yen
2014	¥20,936
2015	16,707
2016	11,833
2017	9,250
2018	8,020
Thereafter	17,011

Total	¥83,757

Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Changes in Fair Value of Derivatives Designated as Fair Value Hedges and Hedged Items Recorded in Consolidated Statements Of Income

Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recorded in the consolidated statements of income for the fiscal year ended March 31, 2011, 2012 and 2013 were as follows:

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

	2012
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,650)	¥1,650

	2013
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(0)	¥0

Schedule of Changes in Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥(294)	¥(472)
Interest rate swap agreements	(822)	(1,327)
Currency swap agreements	350	2,158

Total	¥(766)	¥359

Schedule of Amounts of Gain (Loss) on Cash Flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Consolidated statements of income item	2011	2012	2013
		Millions of yen
Forward exchange contracts	Other, net	¥(114)	¥(264)	¥32
Interest rate swap agreements	Other, net	(654)	(1,173)	(914)
Currency swap agreements	Other, net	1,919	604	3,362

Total		¥1,150	¥(833)	¥2,480

Schedule of Changes in Fair Value of Derivatives Not Designated as Hedging Instruments Recorded in Consolidated Statements Of Income

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2011, 2012 and 2013 were as follows:

	Consolidated statements of income item	2011	2012	2013
		Millions of yen
Forward exchange contracts	Other, net	¥(4,815)	¥1,254	¥(815)
Interest rate swap agreements	Other, net	74	(118)	152
Currency swap agreements	Other, net	(14)	30	(34)
Currency option agreements	Other, net	(3,426)	763	727

Total		(8,181)	1,929	30

Schedule of Estimated Fair Value of Financial Instruments

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values are not included in the table; such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll. Fair value information regarding “Marketable securities and other investments” is disclosed in note 7.

	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,166,783	¥4,386,409	¥3,937,935	¥4,178,710

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The fair value of derivative instruments and amounts recorded in the consolidated balance sheets at March 31, 2012 and 2013 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2012	2013
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥76	¥202
Interest rate swap agreements
Other assets	153	4
Currency swap agreements
Prepaid expenses and other current assets	1,809	1
Other assets	321	21,902

Subtotal	2,359	22,109

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	822	518
Other assets	22	18
Interest rate swap agreements
Other assets	—	92
Currency swap agreements
Prepaid expenses and other current assets	—	1
Other assets	30	—

Subtotal	874	629

Total	¥3,233	¥22,738

	2012	2013
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥304	¥10
Interest rate swap agreements
Other (Current liabilities)	248	196
Other (Long-term liabilities)	728	1,135
Currency swap agreements
Other (Current liabilities)	1,769	3
Other (Long-term liabilities)	—	269

Subtotal	3,049	1,613

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	609	540
Other (Long-term liabilities)	82	101
Interest rate swap agreements
Other (Current liabilities)	168	53
Other (Long-term liabilities)	533	588
Currency swap agreements
Other (Current liabilities)	—	5
Currency option agreements
Other (Current liabilities)	235	40
Other (Long-term liabilities)	861	329

Subtotal	2,488	1,656

Total	¥5,537	¥3,269

Cash Flow Hedge
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of cash flow hedges at March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥13,059	¥10,545
Interest rate swap agreements	124,280	97,686
Currency swap agreements	¥77,966	¥152,204

Not Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2012 and 2013 were as follows:

	2012	2013
	Millions of yen
Forward exchange contracts	¥52,253	¥49,367
Interest rate swap agreements	89,376	306,162
Currency swap agreements	288	147
Currency option agreements	7,520	17,728

Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Allowance for Credit Losses and Financing Receivables

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
Provision	3,568	(5,924)	(1,238)	2,546	59	(989)
Charge off	(3,688)	(3,673)	(2,481)	(2,740)	(54)	(12,636)
Balance at March 31, 2012	7,473	16,794	8,372	4,683	78	37,400
collectively evaluated for impairment	6,439	7,686	3,935	4,683	6	22,749
individually evaluated for impairment	1,034	9,108	4,437	—	72	14,651
Financing receivable:
Balance at March 31, 2012	336,980	375,506	65,564	223,821	1,439	1,003,310
collectively evaluated for impairment	335,597	363,345	57,233	223,821	1,367	981,363
individually evaluated for impairment	1,383	12,161	8,331	—	72	21,947

	2013
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2012	¥7,473	¥16,794	¥8,372	¥4,683	¥78	¥37,400
Provision	2,900	(2,967)	(1,957)	2,132	29	137
Charge off	(3,558)	(2,547)	(285)	(3,428)	—	(9,818)
Recovery	14	143	24	3	—	184
Balance at March 31, 2013	6,829	11,423	6,154	3,390	107	27,903
collectively evaluated for impairment	6,275	4,375	1,002	3,390	3	15,045
individually evaluated for impairment	554	7,048	5,152	—	104	12,858
Financing receivable:
Balance at March 31, 2013	574,375	347,417	92,624	239,529	442	1,254,387
collectively evaluated for impairment	573,698	338,046	84,294	239,529	338	1,235,905
individually evaluated for impairment	677	9,371	8,330	—	104	18,482

Schedule of Financing Receivables on Non Accrual Status

Financing receivables on nonaccrual status at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Installment sales receivable	¥434	¥320
Lease receivable	8,922	7,239
Loans receivable	9,251	9,035
Credit receivable	1,342	848
Others	74	240

Total	¥20,023	¥17,682

Age of Recorded Investment in Financing Receivables

Analysis of the age of the recorded investment in financing receivables at March 31, 2012 and 2013 are as follows:

	2012
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥330,976	¥1,576	¥4,428	¥336,980	¥186
Lease receivable	400,128	3,453	10,368	413,949	1,447
Credit receivable	219,617	2,943	1,342	223,902	—
Others	2,191	5	69	2,265	—

Total	¥952,912	¥7,977	¥16,207	¥977,096	¥1,633

	2012
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥196,056	¥9,372	¥205,428	¥—

	2013
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥569,533	¥1,610	¥3,232	¥574,375	¥649
Lease receivable	381,643	4,429	8,265	394,337	1,026
Credit receivable	236,375	2,306	848	239,529	—
Others	1,883	—	56	1,939	—

Total	¥1,189,434	¥8,345	¥12,401	¥1,210,180	¥1,675

	2013
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥227,050	¥8,672	¥235,722	¥—

Impaired Financing Receivables

Impaired financing receivables at March 31, 2012 and 2013 are as follows:

	2012
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥9,071	¥5,236	¥9,071	¥10,405
With no related allowance recorded	¥5	¥—	¥56	¥20

	2013
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥8,337	¥5,281	¥8,337	¥8,584
With no related allowance recorded	¥6	¥—	¥459	¥5

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Aggregate Amount of Payments for Commitments Outstanding

The aggregate amount of payments for commitments outstanding at March 31, 2013, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2014	¥346,677
2015	34,691
2016	4,982
2017	1,434
2018	1,099
Thereafter	2,538

Total	¥391,421

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Amounts of Assets Acquired and Liabilities Assumed

The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Dimension Data.

Millions of yen
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	¥48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangible assets	108,705
Other assets	18,047

Total assets acquired	335,936

Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868

Total liabilities assumed	205,922

Total net assets acquired	130,014

Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488

Acquisition cost	260,571

Pro Forma Net Income and Earnings Per Share

Operating revenues, Operating income, Net income attributable to NTT and Earnings per share for the fiscal years ended March 31, 2011, on an unaudited pro forma basis as though Dimension Data and its subsidiaries had been consolidated as of April 1, 2009, were as follows:

Millions of yen
2011
Operating revenues	¥10,670,714
Operating income	1,225,016
Net income attributable to NTT	514,881
Earnings per share (Yen)	389.13

Nature of Operations - Additional Information (Detail)	Mar. 31, 2013
Nature Of Operations [Line Items]
Percentage of Government-owned shares	33.30%
Japanese Government
Nature Of Operations [Line Items]
Ownership ratio of issued stock	32.60%

Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Significant Accounting Policies [Line Items]
Inventory write-down	¥ 12,662,000,000	¥ 14,651,000,000	¥ 9,821,000,000
Interest costs incurred	58,267,000,000	59,913,000,000	58,826,000,000
Interest costs, capitalized during period	3,928,000,000	3,587,000,000	3,559,000,000
Recognized income tax positions chance of being sustained, minimum	50.00%
VIEs established to develop real estate for rental assets	221,000,000,000	223,000,000,000
VIEs established to lease software assets	¥ 2,000,000,000	¥ 2,000,000,000
Computer Software
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 years

Summary Of Significant Accounting Policies (The Estimated Useful Lives Of Depreciable Properties) (Detail)	12 Months Ended
Mar. 31, 2013
Digital Switch Equipment (Including Wireless Telecommunications Equipment) | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	8 years
Digital Switch Equipment (Including Wireless Telecommunications Equipment) | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	16 years
Cables | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	13 years
Cables | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	21 years
Tubes And Tunnels | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	50 years
Reinforced Concrete Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	42 years
Reinforced Concrete Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	56 years
Machinery, Vessels And Tools | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	3 years
Machinery, Vessels And Tools | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, years	26 years

Summary Of Significant Accounting Policies (Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Variable Interest Entity [Line Items]
Current assets	¥ 4,669,288		¥ 4,711,931
Property, plant and equipment	9,776,687		9,806,356
Investments and other assets	5,207,714		4,871,412
Current liabilities	3,499,389		3,494,253
Long-term liabilities	5,527,675		5,847,717
Vies Established To Develop Real Estate For Rental
Variable Interest Entity [Line Items]
Current assets	20,477	[1],[2]	15,644	[3],[4]
Property, plant and equipment	198,255	[1],[2]	201,735	[3],[4]
Investments and other assets	2,197	[1],[2]	5,935	[3],[4]
Current liabilities	64,243	[1],[2]	3,411	[3],[4]
Long-term liabilities	54,751	[1],[2]	121,321	[3],[4]
Vies Established To Lease Software
Variable Interest Entity [Line Items]
Current assets	17		16
Property, plant and equipment	2,277		2,463
Investments and other assets	1		2
Current liabilities	883		129
Long-term liabilities			¥ 874

[1]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥62,257 million and "Long-term debt" totaling ¥20,701 million, respectively.
[2]	"Current portion of long-term debt" and "Long-term debt (excluding current portion)" above are secured by the Company's land and buildings totaling ¥247,114 million.
[3]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥1,825 million and "Long-term debt (excluding current portion)" totaling ¥87,338 million, respectively.
[4]	"Current portion of long-term debt" and "Long-term debt" above are secured by the Company's land and buildings totaling ¥250,824 million.

Summary Of Significant Accounting Policies (Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
VIEs established to develop real estate for rental, land	¥ 135,677	¥ 135,677
Current portion of long-term debt	62,257	1,825
Long-term debt	20,701	87,338
Land and buildings pledged to long-term debt	¥ 247,114	¥ 250,824

Related Party Transactions (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Affiliated Companies
Related Party Transaction [Line Items]
Operating revenues	¥ 26,001	¥ 25,788	¥ 23,145
Operating expenses	105,295	104,435	105,682
Receivables	17,257	14,225
Payables	¥ 89,623	¥ 83,559

Related Party Transactions - Additional Information (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Affiliated Companies
Related Party Transaction [Line Items]
Proceeds from dividends received	¥ 16,924	¥ 17,839	¥ 18,527

Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash, Cash Equivalents Details [Line Items]
Cash	¥ 518,555	¥ 672,018
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	69,989	210,972
Time deposits, certificates of deposit and other	372,889	137,153
Total	¥ 961,433	¥ 1,020,143	¥ 1,435,158	¥ 911,062

Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Line Items]
Telecommunications equipment to be sold and materials	¥ 179,499	¥ 160,482
Projects in progress	86,382	101,052
Supplies	84,840	67,839
Total	¥ 350,721	¥ 329,373

Investments in Affiliated Companies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Oct. 31, 2012 After additional issue of voting preferred stocks	Oct. 31, 2012 Before additional issue of voting preferred stocks	Mar. 31, 2010 Tata Teleservices Limited	Mar. 31, 2013 Tata Teleservices Limited	Mar. 25, 2009 Tata Teleservices Limited	Nov. 30, 2011 Philippine Long Distance Telephone Company	Jun. 30, 2011 Philippine Long Distance Telephone Company	Mar. 31, 2008 Philippine Long Distance Telephone Company	Feb. 28, 2008 Philippine Long Distance Telephone Company
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage								26.00%				7.00%
Equity method investment, aggregate cost							¥ 14,424	¥ 252,321	¥ 19,519			¥ 98,943
Equity method investment, ownership percentage							27.00%		20.00%		21.00%	13.00%
Percentage of foreign ownership interests Limit										40.00%
Percentage of NTT's voting rights				12.00%	20.00%
Equity in earnings (losses) of affiliated companies	(10,131)	(2,986)	1,670			(2,788)
Investments in affiliates, period decrease						(4,710)
Equity method investment, other than temporary impairment loss	6,813
Equity method investment, other than temporary, and an impairment loss after tax	16,636
Deferred income taxes, impairment charges	9,277
Share of undistributed earnings of affiliated companies included in consolidated retained earnings	62,695	68,779	61,016
Investments in and advances to affiliates, total	10,490	128,821
Investments in and advances to affiliates, related market value	40,093	247,718
Equity method investment, difference between carrying values and underlying equity	¥ 159,949	¥ 313,088

Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Schedule of Investments [Line Items]
Total Cost	¥ 390,923		¥ 442,754
Total Gross unrealized gains	268,282		60,597
Total Gross unrealized losses	2,344		13,433
Total Fair value	656,861		489,918
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	268,551		133,440
Available-for-sale, Gross unrealized gains	266,993		59,965
Available-for-sale, Gross unrealized losses	1,863		12,638
Available-for-sale, Fair value	533,681		180,767
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	47,721		44,757
Available-for-sale, Gross unrealized gains	1,256		621
Available-for-sale, Gross unrealized losses	481		793
Available-for-sale, Fair value	48,496		44,585
Commercial Paper
Schedule of Investments [Line Items]
Held-to-maturity, Cost	69,989	[1]	259,953	[2]
Held-to-maturity, Gross unrealized gains		[1]		[2]
Held-to-maturity, Gross unrealized losses		[1]		[2]
Held-to-maturity, Fair value	69,989	[1]	259,953	[2]
Other Debt Securities
Schedule of Investments [Line Items]
Held-to-maturity, Cost	4,662		4,604
Held-to-maturity, Gross unrealized gains	33		11
Held-to-maturity, Gross unrealized losses			2
Held-to-maturity, Fair value	¥ 4,695		¥ 4,613

[1]	Commercial paper are considered "Cash and cash equivalents" totaling ¥69,989 million.
[2]	Commercial paper are considered "Cash and cash equivalents" totaling ¥199,979 million and "Short-term investments" totaling ¥59,974 million.

Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Commercial paper	¥ 69,989	¥ 210,972
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Commercial paper	69,989	199,979
Short-term Investments
Schedule of Investments [Line Items]
Commercial paper		¥ 59,974

Marketable Securities And Other Investments (Loss On Investments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	¥ 4,524	¥ 43,049
Available-for- sale, Gross unrealized holding losses, Less than 12 months	1,162	11,481
Available-for-sale, Fair value, 12 months or longer	2,440	3,382
Available-for- sale, Gross unrealized holding losses, 12 months or longer	701	1,157
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	4,852	983
Available-for- sale, Gross unrealized holding losses, Less than 12 months	231	320
Available-for-sale, Fair value, 12 months or longer	865	4,612
Available-for- sale, Gross unrealized holding losses, 12 months or longer	250	473
Held-to-maturity, Fair value, Less than 12 months		198
Held-to-maturity, Gross unrealized holding losses, Less than 12 months		2
Held-to-maturity, Fair value, 12 months or longer
Held-to-maturity, Gross unrealized holding losses, 12 months or longer

Marketable Securities And Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Carrying amounts of long-term investment equity securities	¥ 80,534	¥ 70,888
Fair value of investment securities, carrying amount	¥ 77,376	¥ 68,916

Marketable Securities And Other Investments (Schedule Of Proceeds And Gross Realized Gains And Losses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Marketable Securities [Line Items]
Proceeds	¥ 4,433	¥ 9,995	¥ 15,749
Gross realized gain	2,264	5,559	3,248
Gross realized loss	¥ 37	¥ 532	¥ 401

Marketable Securities And Other Investments (Maturities Of Debt Securities Classified As Held-To-Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Due within 1 year, Carrying Amount	¥ 69,999	¥ 260,753
Due after 1 year through 5 years, Carrying Amount	3,217	2,335
Due after 5 years through 10 years, Carrying Amount	1,033	1,166
Due after 10 years, Carrying Amount	402	303
Total Carrying Amount	74,651	264,557
Due within 1 year, Fair value	69,999	260,753
Due after 1 year through 5 years, Fair value	3,238	2,346
Due after 5 years through 10 years, Fair value	1,033	1,166
Due after 10 years, Fair value	414	301
Total Fair value	¥ 74,684	¥ 264,566

Goodwill, Software And Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Impairment losses	¥ 30,323	¥ 4,764	¥ 1,912
Amortization of intangible assets	473,247	481,043	462,649
Trademarks
Intangible Assets by Major Class [Line Items]
Acquired indefinite-lived intangible asset, amount	31,834	27,946
Computer Software
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	5 years
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	50 years
Other Intangibles
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	11 years
Goodwill And Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Impairment losses	¥ 23,042

Goodwill, Software And Other Intangible Assets (Changes In Goodwill By Reportable Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Goodwill, beginning balance	¥ 771,420	¥ 747,526
Goodwill acquired during year	40,557	41,499
Impairment losses	(30,323)	(4,764)	(1,912)
Foreign currency translation adjustments	45,845	(12,836)
Other	(3,283)	(5)
Goodwill, ending balance	824,216	771,420	747,526
Long Distance And International Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	187,161	191,870
Goodwill acquired during year	17,854	5,316
Impairment losses	(23,042)
Foreign currency translation adjustments	22,906	(10,020)
Other		(5)
Goodwill, ending balance	204,879	187,161
Mobile Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	432,251	426,534
Goodwill acquired during year	20,263	7,256
Impairment losses	(7,281)
Foreign currency translation adjustments	3,779	(1,539)
Other	(3,283)
Goodwill, ending balance	445,729	432,251
Data Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	149,437	126,551
Goodwill acquired during year	2,440	28,927
Impairment losses		(4,764)	(1,912)
Foreign currency translation adjustments	19,160	(1,277)
Goodwill, ending balance	171,037	149,437	126,551
Other Segment
Goodwill [Line Items]
Goodwill, ending balance	¥ 2,571	¥ 2,571	¥ 2,571

Goodwill, Software And Other Intangible Assets (Schedule Of Major Components Of Software And Other Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets by Major Class [Line Items]
Accumulated amortization	¥ (4,774,253)	¥ (4,594,801)
Total amortizable intangible assets	1,587,120	1,580,374
Total non-amortizable intangible assets	31,834	27,946
Total	1,618,954	1,608,320
Trademarks And Trade Names
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	31,834	27,946
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	5,709,739	5,565,146
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	335,578	335,998
Other Intangibles
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	¥ 316,056	¥ 274,031

Goodwill, Software And Other Intangible Assets (Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule Of Goodwill And Intangible Assets [Line Items]
2014	¥ 467,409
2015	373,713
2016	273,933
2017	179,424
2018	¥ 101,622

Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
short-term borrowings	¥ 77,455	¥ 83,507
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
short-term borrowings	47,409	50,259
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
short-term borrowings		20,000
Unsecured Short-Term Loans from Financial Institutions Denominated in Foreign Currencies
Short-term Debt [Line Items]
short-term borrowings	¥ 30,046	¥ 13,248

Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.34%	0.54%
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates		0.11%

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Total long-term debt principal	¥ 3,938,445	¥ 4,167,171
Less-Deferred bond discounts	(510)	(388)
Long-term debt	3,937,935	4,166,783
Less-Current portion	(703,304)	(656,963)
Total long-term debt	3,234,631	3,509,820
Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Total long-term debt principal	3,632,244	3,977,343
Debt Denominated In Japanese Yen | 0.21% - 2.06% coupon bonds due 2013 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,887,207	2,114,079
Debt Denominated In Japanese Yen | 0.42% floating rate bond due 2022
Debt Instrument [Line Items]
Total long-term debt principal	100	100
Debt Denominated In Japanese Yen | 1.82% (weighted average) loans due 2014 -2029
Debt Instrument [Line Items]
Total long-term debt principal	23,115	38,545
Debt Denominated In Japanese Yen | 1.30% (weighted average) loans due 2013 -2032
Debt Instrument [Line Items]
Total long-term debt principal	1,635,348	1,737,031
Debt Denominated In Japanese Yen | 0.44% (weighted average) floating rate loans due 2013 - 2022
Debt Instrument [Line Items]
Total long-term debt principal	86,474	87,588
Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Total long-term debt principal	306,201	189,828
Debt Denominated In Foreign Currencies | 1.40% - 2.15% U.S. dollar notes due 2017 - 2020
Debt Instrument [Line Items]
Total long-term debt principal	166,338
Debt Denominated In Foreign Currencies | Swiss Franc Bonds
Debt Instrument [Line Items]
Total long-term debt principal		73,568
Debt Denominated In Foreign Currencies | 2.27% (weighted average) U.S. dollar loans due 2013 - 2032
Debt Instrument [Line Items]
Total long-term debt principal	16,004	15,352
Debt Denominated In Foreign Currencies | 0.65% (weighted average) U.S. dollar floating rate loans due 2013 - 2027
Debt Instrument [Line Items]
Total long-term debt principal	92,242	70,850
Debt Denominated In Foreign Currencies | 17.37% (weighted average) South African Rand loans due 2018
Debt Instrument [Line Items]
Total long-term debt principal	12,193	12,309
Debt Denominated In Foreign Currencies | Other loans due 2013 - 2028
Debt Instrument [Line Items]
Total long-term debt principal	¥ 19,424	¥ 17,749

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2013
0.21% - 2.06% coupon bonds due 2013 - 2031 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.21%
Debt instrument, interest rate, stated percentage rate range, maximum	2.06%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2031
0.42% floating rate bond due 2022 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	0.42%
Debt instrument, maturity date range, end	2022
1.82% (weighted average) loans due 2014 -2029 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.82%
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2029
1.30% (weighted average) loans due 2013 -2032 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.30%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2032
0.44% (weighted average) floating rate loans due 2013 - 2022 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.44%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2022
1.40% - 2.15% U.S. dollar notes due 2017 - 2020 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	1.40%
Debt instrument, interest rate, stated percentage rate range, maximum	2.15%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2020
2.27% (weighted average) U.S. dollar loans due 2013 - 2032 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.27%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2032
0.65% (weighted average) U.S. dollar floating rate loans due 2013 - 2027 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.65%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2027
17.37% (weighted average) South African Rand loans due 2018 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	17.37%
Debt instrument, maturity date range, end	2018
Other loans due 2013 - 2028 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2028

Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 3,938,445,000,000	¥ 4,167,171,000,000
Unused committed lines of credit	133,400,000,000
Bonds And Notes Issued By NTT
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 1,178,528,000,000

Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Short Term And Long Term Debt [Line Items]
2014	¥ 703,304
2015	413,115
2016	369,276
2017	327,473
2018	569,063
Thereafter	1,555,704
Long-term debt	¥ 3,937,935	¥ 4,166,783

Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Y Age	Mar. 31, 2012	Mar. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans	28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits	50
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits	20
Defined benefit plan, accumulated benefit obligation	¥ 1,987,894	¥ 2,017,742
Net actuarial loss	7,734
Transition obligation	123
Prior service cost	(4,702)
Weighted-average target allocations, domestic bonds		53.00%
Weighted-average target allocations, domestic stocks		13.00%
Weighted-average target allocations, foreign bonds		10.00%
Weighted-average target allocations, foreign stocks		10.00%
Weighted-average target allocations, life insurance company general accounts		14.00%
Defined benefit plan, fair value of domestic stocks	2,701	3,020
Defined benefit plan, domestic stocks percentage	0.20%	0.30%
Defined benefit plan, estimated future employer contributions in 2013	39,870
Multi-employer plan, period contributions	124,405	122,215	121,025
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	1,355,816	1,255,295
Net actuarial loss	15,265
Prior service cost	(1,781)
Weighted-average target allocations, domestic bonds	47.70%
Weighted-average target allocations, domestic stocks	20.90%
Weighted-average target allocations, foreign bonds	10.00%
Weighted-average target allocations, foreign stocks	14.40%
Weighted-average target allocations, life insurance company general accounts	7.00%
Defined benefit plan, fair value of domestic stocks	4,473	4,727
Defined benefit plan, domestic stocks percentage	0.50%	0.50%
Defined benefit plan, estimated future employer contributions in 2013	7,094
Multi-employer plan, period contributions	¥ 47,113	¥ 50,574	¥ 55,070

Employees' Retirement Benefits (Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets) (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2013 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 NTT CDBP JPY (¥)	Mar. 31, 2012 NTT CDBP JPY (¥)	Mar. 31, 2011 NTT CDBP JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	¥ 2,037,901	¥ 2,094,807			¥ 1,467,064	¥ 1,426,059
Service cost	72,628	72,542	75,251		37,647	37,896	36,591
Interest cost	37,511	40,840	43,854		27,260	27,980	27,866
Plan amendment	178	197
Actuarial loss (gain)	36,155	21,493			98,532	(48)
Other	3,027	12,594			790	2,235
Benefit payments (Lump-sum severance payments and Pension)	(174,476)	(204,572)			(30,202)	(27,058)
Benefit obligation, end of year	2,012,924	2,037,901	2,094,807		1,601,091	1,467,064	1,426,059
Fair value of plan assets, beginning of year	1,072,879	1,086,800		1,125,165	897,247	898,141
Actual return on plan assets	98,448	25,372			104,996	12,654
Employer contributions	66,736	69,851			7,236	7,542
Employee contributions					3,573	3,567	3,615
Other changes in fair value of plan assets	1,600	3,588			486	2,401
Benefit payments (Pension)	(114,498)	(112,732)			(30,202)	(27,058)
Fair value of plan assets, end of year	1,125,165	1,072,879	1,086,800	1,125,165	983,336	897,247	898,141
Under funded status	¥ (887,759)	¥ (965,022)			¥ (617,755)	¥ (569,817)

Employees' Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (1,505,571)	¥ (1,534,885)
Other assets	997,989	863,852
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(887,816)	(965,068)
Other assets	57	46
Accumulated other comprehensive loss (income)	277,469	330,090
Net amount recognized	(610,290)	(634,932)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(617,755)	(569,817)
Accumulated other comprehensive loss (income)	181,536	178,539
Net amount recognized	¥ (436,219)	¥ (391,278)

Employees' Retirement Benefits (Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 298,130		¥ 356,081
Transition obligation	776		943
Prior service cost	(21,437)	[1]	(26,934)	[1]
Total	277,469		330,090
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	183,359		183,549
Prior service cost	(1,823)	[2]	(5,010)	[2]
Total	¥ 181,536		¥ 178,539

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Employees' Retirement Benefits (Schedule Of Projected Benefit Obligation And Fair Value Of Plan Assets In Plans With Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Projected benefit obligation	¥ 2,012,842	¥ 2,037,514
Fair value of plan assets	¥ 1,125,027	¥ 1,072,776

Employees' Retirement Benefits (Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets In Plans With Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation	¥ 1,987,813	¥ 2,017,684
Fair value of plan assets	¥ 1,125,027	¥ 1,072,776

Employees' Retirement Benefits (Schedule Of Charges To Income For Employees' Retirement Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 72,628	¥ 72,542	¥ 75,251
Interest cost on projected benefit obligation	37,511	40,840	43,854
Expected return on plan assets	(21,179)	(21,562)	(24,819)
Amortization of net actuarial loss	16,891	16,624	11,936
Amortization of transition obligation	167	169	169
Amortization of prior service cost	(5,266)	(15,738)	(22,279)
Total	100,752	92,875	84,112
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Service cost	37,647	37,896	36,591
Interest cost on projected benefit obligation	27,260	27,980	27,866
Expected return on plan assets	(21,743)	(21,901)	(22,858)
Amortization of net actuarial loss	15,982	17,232	12,488
Amortization of prior service cost	(3,187)	(3,857)	(4,526)
Employee contributions	(3,573)	(3,567)	(3,615)
Total	¥ 52,386	¥ 53,783	¥ 45,946

Employees' Retirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	¥ (25,126)	¥ 26,465	¥ 127,367
Amortization of prior service cost	8,464	19,601	26,811
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(41,114)	17,681
Amortization of net actuarial loss	(16,891)	(16,624)	(11,936)
Amortization of transition obligation	(167)	(169)	(169)
Accrued past service liability	178	173
Amortization of prior service cost	5,266	15,738
Other	107	3,146
Total	(52,621)	19,945
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	15,279	9,199
Amortization of net actuarial loss	(15,982)	(17,232)	(12,488)
Amortization of prior service cost	3,187	3,857
Other	513	4
Total	¥ 2,997	¥ (4,172)

Employees' Retirement Benefits (Schedule Of Weighted-Average Assumptions Used To Determine The Benefit Obligations And Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	1.50%	1.90%	2.00%
Rate of compensation increase, minimum	2.40%	2.40%	2.40%
Rate of compensation increase, maximum	3.40%	3.40%	3.40%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	1.90%	2.00%	2.10%
Rate of compensation increase, minimum	2.40%	2.40%	1.90%
Rate of compensation increase, maximum	3.40%	3.40%	3.20%
Expected long-term return on plan assets	2.00%	2.00%	2.30%
NTT CDBP
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	1.50%	1.90%	2.00%
Rate of compensation increase	3.90%	3.40%	3.40%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	1.90%	2.00%	2.10%
Rate of compensation increase	3.40%	3.40%	3.40%
Expected long-term return on plan assets	2.50%	2.50%	2.50%

Employees' Retirement Benefits (Schedule Of Fair Values of Pension Plan Assets) (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Cash and Cash Equivalents USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Cash and Cash Equivalents JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Domestic Corporate Bonds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Domestic Corporate Bonds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Foreign Government Bonds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Foreign Corporate Bonds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Domestic Equity Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Domestic Equity Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Foreign Equity Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Foreign Equity Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Debt Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Equity Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Debt Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Equity Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Pooled Funds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Pooled Funds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Life Insurance Company General Accounts USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Others USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Others JPY (¥)	Mar. 31, 2013 NTT CDBP JPY (¥)	Mar. 31, 2012 NTT CDBP JPY (¥)	Mar. 31, 2011 NTT CDBP JPY (¥)	Mar. 31, 2013 NTT CDBP Cash and Cash Equivalents JPY (¥)	Mar. 31, 2012 NTT CDBP Cash and Cash Equivalents JPY (¥)	Mar. 31, 2013 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2012 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 NTT CDBP Domestic Corporate Bonds JPY (¥)	Mar. 31, 2012 NTT CDBP Domestic Corporate Bonds JPY (¥)	Mar. 31, 2013 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2012 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2013 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2012 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Pooled Funds JPY (¥)	Mar. 31, 2012 NTT CDBP Pooled Funds JPY (¥)	Mar. 31, 2013 NTT CDBP Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2012 NTT CDBP Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2013 NTT CDBP Others JPY (¥)	Mar. 31, 2012 NTT CDBP Others JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Cash and Cash Equivalents USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Cash and Cash Equivalents JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Government Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Corporate Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Domestic Equity Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Domestic Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Equity Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Cash and Cash Equivalents JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Cash and Cash Equivalents JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Domestic Corporate Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Domestic Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Foreign Government Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Foreign Corporate Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Domestic Equity Securities USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Debt Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Equity Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Debt Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Equity Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Pooled Funds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Pooled Funds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Life Insurance Company General Accounts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Others USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Others JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Domestic Corporate Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Domestic Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Pooled Funds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Pooled Funds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Others JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Others JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Foreign Equity Securities USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Others USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Others JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 NTT CDBP JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 NTT CDBP JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 NTT CDBP Others JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 NTT CDBP Others JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 1,125,165	¥ 1,125,165	¥ 1,072,879	¥ 1,086,800	$ 9,372	¥ 6,226	$ 393,379	¥ 367,251	$ 104,626	¥ 112,217	$ 86,897	¥ 84,180	$ 3,124	¥ 4,060	$ 137,846	¥ 130,239	$ 89,903	¥ 85,101	$ 13,505	¥ 13,179	$ 12,233	¥ 11,064	$ 8,366	¥ 7,845	$ 10,367	¥ 10,683	$ 102,896	¥ 89,983	$ 150,375	¥ 148,643	$ 2,276	¥ 2,208	¥ 983,336	¥ 897,247	¥ 898,141	¥ 7,245	¥ 5,650	¥ 290,222	¥ 256,288	¥ 82,001	¥ 81,363	¥ 65,432	¥ 60,576	¥ 1,672	¥ 2,417	¥ 182,455	¥ 154,912	¥ 104,945	¥ 94,772	¥ 16,726	¥ 14,997	¥ 22,944	¥ 19,660	¥ 14,274	¥ 12,547	¥ 14,586	¥ 13,831	¥ 114,828	¥ 114,020	¥ 62,246	¥ 61,529	¥ 3,760	¥ 4,685	$ 656,710	¥ 658,930	$ 9,372	¥ 6,226	$ 381,676	¥ 354,172	$ 37,786	¥ 82,886	$ 216	¥ 306	$ 137,781	¥ 130,239	$ 89,879	¥ 85,101	¥ 605,191	¥ 562,532	¥ 7,245	¥ 5,650	¥ 281,605	¥ 247,161	¥ 29,090	¥ 59,927	¥ 60	¥ 123	¥ 182,326	¥ 154,899	¥ 104,865	¥ 94,772	$ 466,246	¥ 411,751	$ 11,703	¥ 13,079	$ 104,626	¥ 112,217	$ 49,111	¥ 1,294	$ 2,908	¥ 3,754	$ 65	$ 13,505	¥ 13,179	$ 12,233	¥ 11,064	$ 8,366	¥ 7,845	$ 10,367	¥ 10,683	$ 102,896	¥ 89,983	$ 150,375	¥ 148,643	$ 91	¥ 10	¥ 374,319	¥ 330,028	¥ 8,617	¥ 9,127	¥ 82,001	¥ 81,363	¥ 36,342	¥ 649	¥ 1,612	¥ 2,294	¥ 129	¥ 13	¥ 16,726	¥ 14,997	¥ 22,944	¥ 19,660	¥ 14,274	¥ 12,547	¥ 14,586	¥ 13,831	¥ 114,828	¥ 114,020	¥ 62,246	¥ 61,529	¥ 14	¥ (2)	$ 2,209	¥ 2,198	$ 24	$ 2,185	¥ 2,198	¥ 3,826	¥ 4,687	¥ 80	¥ 3,746	¥ 4,687

Employees' Retirement Benefits (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 135,073
2015	136,279
2016	138,105
2017	135,848
2018	148,478
2019-2023	599,184
Total	1,292,967
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
2014	34,749
2015	41,721
2016	44,563
2017	46,918
2018	48,894
2019-2023	264,905
Total	¥ 481,750

Income Taxes (Income Taxes Recognized) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income from continuing operations	¥ 481,229	¥ 587,793	¥ 475,592
Equity in earnings (losses) of affiliated companies	(8,407)	(4,540)	(1,027)
Unrealized gain (loss) on securities	77,297	(580)	(1,306)
Unrealized gain (loss) on derivative instruments	(103)	459	(1,302)
Foreign currency translation adjustments	21,461	(15,622)	(12,818)
Pension liability adjustments	12,924	(5,920)	(49,557)
Total income taxes	¥ 584,401	¥ 561,590	¥ 409,582

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Entity	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
National Corporate Tax rate	28.05%	30.00%	30.00%
Corporate Inhabitant Tax rate	5.00%	6.00%	6.00%
Corporate Enterprise Tax rate	8.00%	8.00%	8.00%
Statutory income tax rate	37.98%	40.65%	40.65%
Decline in the aggregate statutory income tax rate, percentage		38.00%
Average percentage for deferred tax assets and liabilities		36.00%
Decrease in deferred tax assets net		¥ 89,936
Decrease in net income attributable to NTT		80,232
Wholly owned subsidiaries in Japan	108
Net change in the total valuation allowance	11,535	(32,401)	8,709
Operating loss carryforwards	660,750
Unrecognized tax benefits	¥ 4,356	¥ 4,535	¥ 5,437

Income Taxes (Difference Between Effective And Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Statutory tax rate	37.98%	40.65%	40.65%
Expenses not deductible for tax purposes	1.03%	0.39%	0.07%
Tax credit	(1.61%)	(1.47%)	(1.61%)
Net change in valuation allowance	0.95%	(0.27%)	0.59%
Effect of changes in the enacted tax rates	0.75%	6.99%
Other	0.97%	1.14%	0.75%
Effective tax rate	40.07%	47.43%	40.45%

Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Liability for employees' retirement benefits	¥ 543,115	¥ 558,175
Accrued enterprise tax	21,045	17,215
Property, plant and equipment and intangible assets principally due to differences in depreciation	382,626	386,961
Compensated absences	94,207	96,101
Accrued bonus	41,941	42,895
Unamortized purchases of leased assets	7,956	9,152
Operating loss carryforwards	170,523	149,813
Accrued liabilities for loyalty programs	80,389	97,536
Deferred revenues regarding Nikagetsu Kurikoshi	16,769	20,794
Foreign currency translation adjustments	20,085	36,812
Other	163,289	151,627
Total gross deferred tax assets	1,541,945	1,567,081
Less-Valuation allowance	(253,693)	(242,158)
Total deferred tax assets	1,288,252	1,324,923
Deferred tax liabilities:
Unrealized gains on securities	(85,761)	(5,843)
Investment in subsidiary, principally arising upon issuance of stock	(301,832)	(303,363)
Other	(185,700)	(172,997)
Total gross deferred tax liabilities	(573,293)	(482,203)
Net deferred tax assets	¥ 714,959	¥ 842,720

Income Taxes (Net Deferred Tax Assets Included In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Deferred income taxes (current assets)	¥ 224,194	¥ 223,021
Deferred income taxes (investments and other assets)	694,361	789,293
Other current liabilities	(4,772)	(3)
Deferred income taxes (long-term liabilities)	(198,824)	(169,591)
Net deferred tax assets	¥ 714,959	¥ 842,720

Income Taxes (Period Available To Offset Future Taxable Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Income Taxes [Line Items]
Within 5 years	¥ 199,867
6 to 20 years	379,745
Indefinite periods	81,138
Total	¥ 660,750

Income Taxes (Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Balance at March 31	¥ 4,535	¥ 5,437
Increase in tax position of current year	450	632
Decrease in tax position of prior year	(1,080)	(903)
Settlements		(165)
Foreign currency translation adjustments	451	(466)
Balance at March 31	¥ 4,356	¥ 4,535

Equity (Schedule Of Shares Of Common Stock And Treasury Stock) (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Issued shares, balance		1,323,197,235	1,448,659,067	1,574,120,900
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,832)	(125,461,832)	(125,461,833)	(250,923,665)
Issued shares, balance	1,448,659,067	1,323,197,235	1,323,197,235	1,448,659,067	1,574,120,900
Treasury stock shares, balance		99,431,812	125,524,000	250,923,665
Acquisition of treasury stock under resolution of the board of directors		38,382,300	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	111,369	17,631	64,112	111,369
Resale of treasury stock to holders of less-than-one-unit shares		(9,140)	(28,668)	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,832)	(125,461,832)	(125,461,833)	(250,923,665)
Treasury stock shares, balance	125,524,000	137,822,603	99,431,812	125,524,000	250,923,665

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	2 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 05, 2011	Mar. 31, 2011	Nov. 24, 1995	Mar. 30, 2012	Sep. 30, 2011	Feb. 28, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	May 13, 2011	Sep. 19, 2012 Maximum	Jun. 30, 2013 Subsequent Event	May 10, 2013 Subsequent Event Maximum	Mar. 31, 2013 Tokyo Stock Exchange Trading Network Off Auction Own Share Repurchase Trading System	Nov. 15, 2010 Additional Paid-In Capital (Note 18)	Mar. 31, 2011 Additional Paid-In Capital (Note 18)	Nov. 15, 2010 Retained earnings (Notes 6 and 13)	Mar. 31, 2013 Retained earnings (Notes 6 and 13)	Mar. 31, 2012 Retained earnings (Notes 6 and 13)	Mar. 31, 2011 Retained earnings (Notes 6 and 13)
Equity, Class of Treasury Stock [Line Items]
Capitalized additional paid-in capital to common stock			¥ 15,600
Common stock, issued			312,000				1,323,197,235	1,323,197,235
Percentage of common stock shares outstanding			2.00%
Estimated cumulative effect on retained earnings, net of tax			234,624
Decrease in retained earnings resulting from a dividend payment							10.00%
Retained earnings to a legal reserve							25.00%
Treasury stock, shares, retired		125,461,833					125,461,832	125,461,832	125,461,833	250,923,665
Cancellation of treasury stock								(566,551)	(602,892)							(916)	(916)	(601,976)	(566,551)	(566,551)	(601,976)
Number of outstanding shares to be acquired	57,513,600			44,000,000							60,000,000	42,000,000		50,000,000	41,820,600
Amount of outstanding shares to be acquired	223,440			220,000	280,000							150,000		250,000	158,291
Stock repurchase, shares						38,382,300							20,201,200
Stock repurchase						149,999	150,066	381,978	417				103,384
Statutory accounting practices, statutory amount available for dividend payments							895,063
Cash dividends included in retained earnings							¥ 94,830
Cash dividends per share included in retained earnings							¥ 80

Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Unrealized gain (loss) on securities, At beginning of year	¥ 35,599	¥ 28,973	¥ 33,128
Unrealized gain (loss) on securities, Current period other comprehensive income (loss) attributable to NTT	118,689	6,626	(4,155)
Unrealized gain (loss) on securities, At end of year	154,288	35,599	28,973
Unrealized gain (loss) on derivative instruments, At beginning of year	(1,892)	(957)	686
Unrealized gain (loss) on derivative instruments, Current period other comprehensive income (loss) attributable to NTT	(687)	(935)	(1,643)
Unrealized gain (loss) on derivative instruments, At end of year	(2,579)	(1,892)	(957)
Foreign currency translation adjustments, At beginning of year	(96,172)	(41,248)	(8,478)
Foreign currency translation adjustments, Current period other comprehensive income (loss) attributable to NTT	92,840	(54,924)	(32,770)
Foreign currency translation adjustments, At end of year	(3,332)	(96,172)	(41,248)
Pension liability adjustments, At beginning of year	(295,378)	(290,476)	(214,942)
Pension liability adjustments, Current period other comprehensive income (loss) attributable to NTT	39,525	(4,902)	(75,534)
Pension liability adjustments, At end of year	(255,853)	(295,378)	(290,476)
Total accumulated other comprehensive income (loss), At beginning of year	(357,843)	(303,708)	(189,606)
Total accumulated other comprehensive income (loss), Current period other comprehensive income (loss) attributable to NTT	250,367	(54,135)	(114,102)
Total accumulated other comprehensive income (loss), At end of year	¥ (107,476)	¥ (357,843)	¥ (303,708)

Schedule of Changes in Unrealized Gain (Loss) on Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Unrealized gain (loss) arising during the period, Pre-tax amount	¥ 215,207	¥ 6,364	¥ (19,186)
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	8,939	1,294	11,589
Net change in unrealized gain (loss) on securities, Pre-tax amount	224,146	7,658	(7,597)
Unrealized gain (loss) arising during the period,Net-of-tax amount	141,379	7,686	(13,152)
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	5,470	552	6,861
Net change in unrealized gain (loss) on securities, Net-of-tax amount	¥ 146,849	¥ 8,238	¥ (6,291)

Equity (Schedule Of Change In Unrealized Gain (Loss) On Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Unrealized gain (loss) arising during the period, Pre-tax amount	¥ (7,339)	¥ (2,605)	¥ (3,985)
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	2,480	833	1,150
Net change in unrealized gain (loss) on derivative instruments, Pre-tax amount	(4,859)	(1,772)	(2,835)
Unrealized gain (loss) arising during the period, Net-of-tax amount	(6,345)	(2,753)	(2,214)
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	1,589	522	681
Net change in unrealized gain (loss) on derivative instruments, Net-of-tax amount	¥ (4,756)	¥ (2,231)	¥ (1,533)

Equity (Schedule Of Changes In Pension Liability) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Net gain (loss) arising during period, before tax	¥ 25,126	¥ (26,465)	¥ (127,367)
Prior service cost arising during period , before tax	(178)	(173)	79
Amortization of net actuarial loss (gain)	32,917	33,883	24,492
Amortization of transition obligation	168	172	184
Amortization of prior service cost	(8,464)	(19,601)	(26,811)
Other	(187)	(2,278)	(637)
Change of pension liability adjustments during the year, before tax	49,382	(14,462)	(130,060)
Income tax expense related to pension liability adjustments	(12,924)	5,920	49,557
Other comprehensive income (loss)	¥ 36,458	¥ (8,542)	¥ (80,503)

Equity (Schedule Of Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Unrealized gain (loss) on securities, Pre-tax amount	¥ 224,146	¥ 7,658	¥ (7,597)
Unrealized gain (loss) on derivative instruments, Pre-tax amount	(4,859)	(1,772)	(2,835)
Foreign currency translation adjustments, Pre-tax amount	136,200	(84,991)	(56,934)
Pension liability adjustments, Pre-tax amount	49,382	(14,462)	(130,060)
Other comprehensive income (loss), Pre-tax amount	404,869	(93,567)	(197,426)
Unrealized gain (loss) on securities, Tax benefit/(expense)	(77,297)	580	1,306
Unrealized gain (loss) on derivative instruments, Tax benefit/(expense)	103	(459)	1,302
Foreign currency translation adjustments, Tax benefit/(expense)	(21,461)	15,622	12,818
Pension liability adjustments, Tax benefit/(expense)	(12,924)	5,920	49,557
Other comprehensive income (loss), Tax benefit/(expense)	(111,579)	21,663	64,983
Unrealized gain (loss) on securities, Net-of-tax amount	146,849	8,238	(6,291)
Unrealized gain (loss) on derivative instruments, Net-of-tax amount	(4,756)	(2,231)	(1,533)
Foreign currency translation adjustments, Net-of-tax amount	114,739	(69,369)	(44,116)
Pension liability adjustments, Net-of-tax amount	36,458	(8,542)	(80,503)
Other comprehensive income (loss), Net-of-tax amount	¥ 293,290	¥ (71,904)	¥ (132,443)

Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	¥ 94,592		¥ 81,850
Foreign Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	439,089		98,917
Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	31,125		32,516
Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	17,371		12,069
Forward Contracts
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	737		920
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	652		995
Interest Rate Swap Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	96		153
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,972		1,676
Currency Swap Agreement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	21,905		2,160
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	277		1,769
Currency Option Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	369		1,096
Fair Value, Inputs, Level 1 | Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	94,482	[1]	81,747	[1]
Fair Value, Inputs, Level 1 | Foreign Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	439,089	[1]	98,917	[1]
Fair Value, Inputs, Level 1 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	5,023	[1]	6,272	[1]
Fair Value, Inputs, Level 1 | Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	5	[1]	419	[1]
Fair Value, Inputs, Level 2 | Domestic Equity Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	110	[2]	103	[2]
Fair Value, Inputs, Level 2 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	22,629	[2]	23,516	[2]
Fair Value, Inputs, Level 2 | Foreign Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	17,366	[2]	11,650	[2]
Fair Value, Inputs, Level 2 | Forward Contracts
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	737	[2]	920	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	652	[2]	995	[2]
Fair Value, Inputs, Level 2 | Interest Rate Swap Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	96	[2]	153	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,972	[2]	1,676	[2]
Fair Value, Inputs, Level 2 | Currency Swap Agreement
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	21,905	[2]	2,160	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	277	[2]	1,769	[2]
Fair Value, Inputs, Level 2 | Currency Option Agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	369	[2]	1,096	[2]
Fair Value, Inputs, Level 3 | Domestic Debt Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Available-for-sale securities	¥ 3,473	[3]	¥ 2,728	[3]

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs

Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	¥ 1,585		¥ 1,896
Investments in affiliated companies	132,010
Cost method investments	313		418
Goodwill	13,500		5,103
Long-lived assets	2,418		5,014
Fair Value, Inputs, Level 3
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	1,585	[1]	1,896	[1]
Investments in affiliated companies	132,010	[1]
Cost method investments	313	[1]	418	[1]
Goodwill	13,500	[1]	5,103	[1]
Long-lived assets	2,418	[1]	5,014	[1]
Losses (Before Tax)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	538		1,015
Investments in affiliated companies	25,913
Cost method investments	1,287		1,153
Goodwill	30,323		4,764
Long-lived assets	¥ 5,416		¥ 9,555

[1]	Unobservable inputs

Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Goodwill | Weighted Average Cost of Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	11.00%
Goodwill | Permanent Growth Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	3.00%
Minimum | Long Lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	4.20%
Maximum | Long Lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	5.00%
Investment In Related Party | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	11.30%
Investment In Related Party | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	15.90%

Business Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 10,700,740		¥ 10,507,362		¥ 10,305,003
Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	3,658,217		3,764,771		4,027,208
Regional Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	3,203,926		3,306,656		3,529,551
Regional Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	454,291		458,115		497,657
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	1,657,947	[1]	1,678,656	[1]	1,332,652	[1]
Long Distance And International Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,554,706	[1]	1,573,150	[1]	1,223,429	[1]
Long Distance And International Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	103,241	[1]	105,506	[1]	109,223	[1]
Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,470,122		4,240,003		4,224,273
Mobile Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	4,431,032		4,211,099		4,191,795
Mobile Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	39,090		28,904		32,478
Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,303,516		1,251,810		1,163,188
Data Communications Business | External Customers
Segment Reporting Information [Line Items]
Revenues	1,154,143		1,108,212		1,031,107
Data Communications Business | Intersegment
Segment Reporting Information [Line Items]
Revenues	149,373		143,598		132,081
Other Business Segment
Segment Reporting Information [Line Items]
Revenues	1,257,577		1,089,039		1,120,267
Other Business Segment | External Customers
Segment Reporting Information [Line Items]
Revenues	356,933		308,245		329,121
Other Business Segment | Intersegment
Segment Reporting Information [Line Items]
Revenues	900,644		780,794		791,146
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenues	¥ (1,646,639)		¥ (1,516,917)		¥ (1,562,585)

[1]	The operating revenues (External customers and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2012 and 2013 include Dimension Data's operating revenues of ¥465,729 million and ¥461,559 million, respectively.

Business Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 10,700,740	¥ 10,507,362	¥ 10,305,003
Dimension Data
Segment Reporting Information [Line Items]
Revenues	¥ 461,559	¥ 465,729

Business Segment And Geographic Information (Schedule Of Segment Profit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 1,201,968	¥ 1,222,966	¥ 1,214,909
Other income	96,448	103,737	73,829
Equity in earnings (losses) of affiliated companies	(10,131)	(2,986)	1,670
Other expenses	97,317	87,373	112,941
Income before income taxes and equity in earnings (losses) of affiliated companies	1,201,099	1,239,330	1,175,797
Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	92,515	86,906	127,252
Equity in earnings (losses) of affiliated companies	153	93	77
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	121,293	116,669	97,089
Equity in earnings (losses) of affiliated companies	594	900	432
Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	836,446	876,406	839,102
Equity in earnings (losses) of affiliated companies	(22,091)	(14,231)	(9,913)
Data Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	85,818	71,542	76,978
Equity in earnings (losses) of affiliated companies	96	27	91
Other Business Segment
Segment Reporting Information [Line Items]
Consolidated operating income	53,576	56,857	44,857
Equity in earnings (losses) of affiliated companies	11,117	10,225	10,983
Total Business Segment
Segment Reporting Information [Line Items]
Consolidated operating income	1,189,648	1,208,380	1,185,278
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 12,320	¥ 14,586	¥ 29,631

Business Segment And Geographic Information (Schedule Of Segment Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 19,653,689	¥ 19,389,699	¥ 19,665,596
Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,334,964	7,456,797	7,659,004
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,934,211	1,770,522	1,770,589
Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,518,323	7,090,883	6,945,024
Data Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,597,446	1,515,686	1,502,352
Other Business Segment
Segment Reporting Information [Line Items]
Consolidated total assets	10,283,920	9,924,722	10,009,775
Total Segment Assets
Segment Reporting Information [Line Items]
Consolidated total assets	28,668,864	27,758,610	27,886,744
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated total assets	¥ (9,015,175)	¥ (8,368,911)	¥ (8,221,148)

Business Segment And Geographic Information (Schedule Of Other Significant Items) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 1,899,245	¥ 1,910,698	¥ 1,962,534
Capital investments for segment assets	1,969,975	1,946,610	1,870,106
Point program expenses	81,773	103,571	136,752
Goodwill impairment losses	30,323	4,764	1,912
Regional Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	794,192	816,307	847,483
Capital investments for segment assets	785,929	811,803	806,953
Point program expenses	5,801	5,615	7,760
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	142,309	137,176	134,423
Capital investments for segment assets	147,503	152,348	135,452
Point program expenses	1,321	2,166	2,145
Goodwill impairment losses	23,042
Mobile Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	701,658	688,518	698,690
Capital investments for segment assets	753,660	726,833	668,476
Point program expenses	74,651	95,790	126,847
Goodwill impairment losses	7,281
Data Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	137,961	140,075	148,404
Capital investments for segment assets	122,113	133,966	139,070
Goodwill impairment losses		4,764	1,912
Other Business Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	117,505	122,728	127,419
Capital investments for segment assets	160,770	121,660	120,155
Total Segment Depreciation and Amortization
Segment Reporting Information [Line Items]
Depreciation and amortization	1,893,625	1,904,804	1,956,419
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 5,620	¥ 5,894	¥ 6,115

Business Segment And Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work	¥ 19,505	¥ 28,225
Regional Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		15,700
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		1,042
Mobile Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		5,843
Data Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		345
Other Business Segment
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		¥ 5,295

Leases (Schedule Of Capital Leased Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated depreciation	¥ (49,847)	¥ (57,293)
Total	41,588	42,819
Buildings
Property, Plant and Equipment [Line Items]
Capital leased assets	9,938	8,339
Machinery, vehicles and tools
Property, Plant and Equipment [Line Items]
Capital leased assets	¥ 81,497	¥ 91,773

Leases (Schedule Of Future Minimum Lease Payments For Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
2014	¥ 19,661
2015	15,372
2016	11,343
2017	7,493
2018	4,109
Thereafter	7,229
Total minimum lease payments	65,207
Less - Amount representing interest	(12,585)
Present value of net minimum lease payments	52,622
Less - Current obligation	(16,368)	(18,709)
Total Long-term capital lease obligations	¥ 36,254	¥ 36,919

Leases - Additional Information (Detail) (Land, Buildings, And Equipment, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Land, Buildings, And Equipment
Leases Disclosure [Line Items]
Operating leases, rental expenses	¥ 227,024	¥ 223,811	¥ 204,999

Leases (Schedule Of Future Minimum Rental Payments For Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
2014	¥ 20,936
2015	16,707
2016	11,833
2017	9,250
2018	8,020
Thereafter	17,011
Total	¥ 83,757

Research and Development Expenses and Advertising Costs - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Research And Development Expenses And Advertising Costs [Line Items]
Research and development expenses	¥ 269,192	¥ 267,853	¥ 268,221
Advertising costs	¥ 104,209	¥ 94,821	¥ 90,977

Subsidiary Stock Transactions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Subsidiary Stock Transactions [Line Items]
Treasury stock, shares acquired	38,382,300
Acquisition of treasury stock	¥ 149,999	¥ 150,066	¥ 381,978	¥ 417
NTT's share ownership percentage of NTT DOCOMO				66.70%	66.40%
NTT DOCOMO
Subsidiary Stock Transactions [Line Items]
Treasury stock, shares acquired				138,141
Acquisition of treasury stock				20,000
Increase (decrease) in "Additional paid-in capital"				¥ 1,964

Foreign Currency Exchange Gain And Loss - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign Currency Exchange Gain And Loss [Line Items]
Foreign currency transaction (loss) gain, before tax	¥ 3,250	¥ (1,535)	¥ (17,424)

Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of fair value hedge instruments		¥ 1,287
Deferred net gains (losses) on derivative instruments in accumulated other comprehensive income (loss) that are expected to be reclassified as earnings during the next twelve months	¥ 967

Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Designated As Fair Value Hedges And The Hedged Items Recorded In The Consolidated Statements Of Income) (Detail) (Other Income (Expense), Net, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Changes in the fair value of the derivatives	¥ 0	¥ (1,650)	¥ (1,647)
Changes in the fair value of the hedged items	¥ 0	¥ 1,650	¥ 1,647

Financial Instruments (Schedule Of Notional Amounts Of Outstanding Derivative Positions) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Cash Flow Hedge | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	¥ 10,545	¥ 13,059
Cash Flow Hedge | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	97,686	124,280
Cash Flow Hedge | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	152,204	77,966
Not Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	49,367	52,253
Not Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	306,162	89,376
Not Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	147	288
Not Designated as Hedging Instrument | Currency Option Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	¥ 17,728	¥ 7,520

Financial Instruments (Schedule Of Changes In Fair Value Of Cash Flow Hedges Recorded In Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ (4,756)	¥ (2,231)	¥ (1,533)
Cash Flow Hedge | Other Comprehensive Income (Loss)
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	359	(766)
Cash Flow Hedge | Other Comprehensive Income (Loss) | Forward Exchange Contracts
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(472)	(294)
Cash Flow Hedge | Other Comprehensive Income (Loss) | Interest Rate Swap Agreements
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(1,327)	(822)
Cash Flow Hedge | Other Comprehensive Income (Loss) | Currency Swap Agreement
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ 2,158	¥ 350

Financial Instruments (Schedule Of Amounts Of Gain (Loss) On Cash Flow Hedges Reclassified From Accumulated Other Comprehensive Income (Loss) Into Earnings) (Detail) (Cash Flow Hedge, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 2,480	¥ (833)	¥ 1,150
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	32	(264)	(114)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	(914)	(1,173)	(654)
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 3,362	¥ 604	¥ 1,919

Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Not Designated As Hedging Instruments Recorded In The Consolidated Statements Of Income) (Detail) (Not Designated as Hedging Instrument, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 30	¥ 1,929	¥ (8,181)
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(815)	1,254	(4,815)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	152	(118)	74
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(34)	30	(14)
Currency Option Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 727	¥ 763	¥ (3,426)

Financial Instruments (Schedule Of Estimated Fair Value Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Long-term debt including current portion, Carrying amount	¥ 3,937,935	¥ 4,166,783
Long-term debt including current portion, Fair value	¥ 4,178,710	¥ 4,386,409

Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	¥ 22,109	¥ 2,359
Other derivatives not designated as hedging instruments assets at fair value	629	874
Derivative assets	22,738	3,233
Derivative instruments in hedges, liabilities, at fair value	1,613	3,049
Other derivatives not designated as hedging instruments liabilities at fair value	1,656	2,488
Derivative liabilities	3,269	5,537
Forward Exchange Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	202	76
Other derivatives not designated as hedging instruments assets at fair value	518	822
Forward Exchange Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	18	22
Forward Exchange Contracts | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	10	304
Other derivatives not designated as hedging instruments liabilities at fair value	540	609
Forward Exchange Contracts | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	101	82
Interest Rate Swap Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	4	153
Other derivatives not designated as hedging instruments assets at fair value	92
Interest Rate Swap Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	196	248
Other derivatives not designated as hedging instruments liabilities at fair value	53	168
Interest Rate Swap Agreements | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	1,135	728
Other derivatives not designated as hedging instruments liabilities at fair value	588	533
Currency Swap Agreement | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	1	1,809
Other derivatives not designated as hedging instruments assets at fair value	1
Currency Swap Agreement | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	21,902	321
Other derivatives not designated as hedging instruments assets at fair value		30
Currency Swap Agreement | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	3	1,769
Other derivatives not designated as hedging instruments liabilities at fair value	5
Currency Swap Agreement | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	269
Currency Option Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	40	235
Currency Option Agreements | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 329	¥ 861

Financing Receivables (Allowance For Credit Losses And Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	¥ 37,400	¥ 51,025
Provision	137	(989)
Charge off	(9,818)	(12,636)
Recovery	184
Allowance for credit losses, Balance	27,903	37,400
Allowance for credit losses, collectively evaluated for impairment	15,045	22,749
Allowance for credit losses, individually evaluated for impairment	12,858	14,651
Financing receivable, Balance	1,254,387	1,003,310
Financing receivable, collectively evaluated for impairment	1,235,905	981,363
Financing receivable, individually evaluated for impairment	18,482	21,947
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	7,473	7,593
Provision	2,900	3,568
Charge off	(3,558)	(3,688)
Recovery	14
Allowance for credit losses, Balance	6,829	7,473
Allowance for credit losses, collectively evaluated for impairment	6,275	6,439
Allowance for credit losses, individually evaluated for impairment	554	1,034
Financing receivable, Balance	574,375	336,980
Financing receivable, collectively evaluated for impairment	573,698	335,597
Financing receivable, individually evaluated for impairment	677	1,383
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	16,794	26,391
Provision	(2,967)	(5,924)
Charge off	(2,547)	(3,673)
Recovery	143
Allowance for credit losses, Balance	11,423	16,794
Allowance for credit losses, collectively evaluated for impairment	4,375	7,686
Allowance for credit losses, individually evaluated for impairment	7,048	9,108
Financing receivable, Balance	347,417	375,506
Financing receivable, collectively evaluated for impairment	338,046	363,345
Financing receivable, individually evaluated for impairment	9,371	12,161
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	8,372	12,091
Provision	(1,957)	(1,238)
Charge off	(285)	(2,481)
Recovery	24
Allowance for credit losses, Balance	6,154	8,372
Allowance for credit losses, collectively evaluated for impairment	1,002	3,935
Allowance for credit losses, individually evaluated for impairment	5,152	4,437
Financing receivable, Balance	92,624	65,564
Financing receivable, collectively evaluated for impairment	84,294	57,233
Financing receivable, individually evaluated for impairment	8,330	8,331
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,683	4,877
Provision	2,132	2,546
Charge off	(3,428)	(2,740)
Recovery	3
Allowance for credit losses, Balance	3,390	4,683
Allowance for credit losses, collectively evaluated for impairment	3,390	4,683
Financing receivable, Balance	239,529	223,821
Financing receivable, collectively evaluated for impairment	239,529	223,821
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	78	73
Provision	29	59
Charge off		(54)
Allowance for credit losses, Balance	107	78
Allowance for credit losses, collectively evaluated for impairment	3	6
Allowance for credit losses, individually evaluated for impairment	104	72
Financing receivable, Balance	442	1,439
Financing receivable, collectively evaluated for impairment	338	1,367
Financing receivable, individually evaluated for impairment	¥ 104	¥ 72

Financing Receivables (Schedule Of Financing Receivables Non Accrual Status) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 17,682	¥ 20,023
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	320	434
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	7,239	8,922
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	9,035	9,251
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	848	1,342
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 240	¥ 74

Financing Receivables (Age Of The Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	¥ 1,189,434	¥ 952,912
1 to 89 days past due, Performing	8,345	7,977
Greater than 90 days past due, Nonperforming	12,401	16,207
Total	1,210,180	977,096
Greater than 90 days and accruing	1,675	1,633
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	569,533	330,976
1 to 89 days past due, Performing	1,610	1,576
Greater than 90 days past due, Nonperforming	3,232	4,428
Total	574,375	336,980
Greater than 90 days and accruing	649	186
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	381,643	400,128
1 to 89 days past due, Performing	4,429	3,453
Greater than 90 days past due, Nonperforming	8,265	10,368
Total	394,337	413,949
Greater than 90 days and accruing	1,026	1,447
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	236,375	219,617
1 to 89 days past due, Performing	2,306	2,943
Greater than 90 days past due, Nonperforming	848	1,342
Total	239,529	223,902
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	1,883	2,191
1 to 89 days past due, Performing		5
Greater than 90 days past due, Nonperforming	56	69
Total	1,939	2,265
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	227,050	196,056
Past due	8,672	9,372
Total	235,722	205,428
Past due and accruing

Financing Receivables (Impaired Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	¥ 8,337	¥ 9,071
Related Allowance	5,281	5,236
Unpaid Principal Balance	8,337	9,071
Average Recorded Investment	8,584	10,405
No Related Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	6	5
Unpaid Principal Balance	459	56
Average Recorded Investment	¥ 5	¥ 20

Commitments And Contingent Liabilities (Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
2014	¥ 346,677
2015	34,691
2016	4,982
2017	1,434
2018	1,099
Thereafter	2,538
Total	¥ 391,421

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Loans guaranteed	¥ 40,949

Business Combinations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Oct. 25, 2010 Dimension Data	Mar. 31, 2011 Dimension Data	Dec. 31, 2010 Dimension Data	Mar. 31, 2011 Dimension Data Customer Relationships	Mar. 31, 2011 Dimension Data Trademarks	Dec. 31, 2010 Keane International Inc
Business Acquisition [Line Items]
Date of acquisition				Oct 25, 2010
Voting interest acquired				96.60%		3.40%
Acquisition price				¥ 260,571	¥ 260,571	¥ 9,421			¥ 95,342
Acquisition-related costs					2,031
Amortizable depreciable intangible assets							85,521
Weighted average useful life							11 years
Non-amortizable intangible assets								23,170
Operating revenues					78,461
Operating income (loss)					(813)
Amortization of intangible assets	473,247	481,043	462,649		3,011
Amounts for assets acquired					335,936				74,786
Amounts for liabilities assumed					205,922				60,843
Assets acquired include the goodwill					¥ 151,488				¥ 81,399

Business Combinations (Amounts of Assets Acquired and Liabilities Assumed) (Detail) (Dimension Data, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Oct. 25, 2010
Dimension Data
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangibles	108,705
Other assets	18,047
Total assets acquired	335,936
Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868
Total liabilities assumed	205,922
Total net assets acquired	130,014
Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488
Acquisition cost	¥ 260,571	¥ 9,421	¥ 260,571

Business Combinations (Pro Forma Net Income and Earnings Per Share) (Detail) (Dimension Data, JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Dimension Data
Business Acquisition, Pro Forma Information [Line Items]
Operating revenues	¥ 10,670,714
Operating income	1,225,016
Net income attributable to NTT	¥ 514,881
Earnings per share (Yen)	¥ 389.13

Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	¥ 48,356		¥ 45,907		¥ 41,092
Additions charged to costs and expenses	24,701		29,840		30,282
Deductions	(28,096)	[1]	(27,391)	[1]	(25,467)	[1]
Valuation allowances, ending balance	44,961		48,356		45,907
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, beginning balance	242,158		274,559		265,850
Additions charged to costs and expenses	19,287		8,165		19,985
Additions Charged to other Accounts	12,920	[2]	11,651	[2]	28,511	[2]
Deductions	(20,672)	[3]	(52,217)	[3]	(39,787)	[3]
Valuation allowances, ending balance	¥ 253,693		¥ 242,158		¥ 274,559

[1]	Primarily amounts written off.
[2]	Charged to other Accounts of Additions in the table above mainly consist of subsidiaries acquired in purchase business combinations and foreign currency translation adjustments.
[3]	Deductions in the table above mainly consist of realization or expiration of operating loss carryforwards.